UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q
             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number: 811-09253

                             Wells Fargo Funds Trust
               (Exact name of registrant as specified in charter)

             525 Market Street, 12th Floor, San Francisco, CA 94105
               (Address of principal executive offices) (Zip code)

                                C. David Messman
                        Wells Fargo Funds Management, LLC
             525 Market Street, 12th Floor, San Francisco, CA 94105
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 800-643-9691

                    Date of fiscal year end: October 31, 2006

                     Date of reporting period: July 31, 2006

ITEM 1.  SCHEDULE OF INVESTMENTS
===============================

                           PORTFOLIO OF INVESTMENTS -- JULY 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

SPECIALIZED FINANCIAL SERVICES FUND
--------------------------------------------------------------------------------

SHARES           SECURITY NAME                                                                                      VALUE
COMMON STOCKS - 99.33%

BUSINESS SERVICES - 1.03%
         88,000  FIRST DATA CORPORATION                                                                       $       3,594,800
                                                                                                              -----------------

DEPOSITORY INSTITUTIONS - 46.35%
        604,762  BANK OF AMERICA CORPORATION<<                                                                       31,163,386
        268,300  BANK OF NEW YORK COMPANY INCORPORATED                                                                9,017,563
         72,250  BANK OF THE OZARKS INCORPORATED<<                                                                    2,322,115
        640,900  CITIGROUP INCORPORATED                                                                              30,961,879
        103,100  CITY NATIONAL CORPORATION                                                                            6,877,801
         62,700  COMPASS BANCSHARES INCORPORATED                                                                      3,695,538
         44,242  CULLEN FROST BANKERS INCORPORATED                                                                    2,597,890
        110,600  GOLDEN WEST FINANCIAL CORPORATION                                                                    8,146,796
        431,000  JP MORGAN CHASE & COMPANY                                                                           19,662,220
         60,000  MARSHALL & ILSLEY CORPORATION                                                                        2,818,200
         77,000  NORTHERN TRUST CORPORATION                                                                           4,396,700
        117,600  PNC FINANCIAL SERVICES GROUP                                                                         8,330,784
         76,000  STATE STREET CORPORATION                                                                             4,564,560
        174,065  SUMMIT BANCSHARES INCORPORATED                                                                       4,887,745
         37,700  SUNTRUST BANKS INCORPORATED                                                                          2,973,399
        277,800  US BANCORP<<                                                                                         8,889,600
         69,800  WACHOVIA CORPORATION<<                                                                               3,743,374
         81,000  ZIONS BANCORPORATION                                                                                 6,653,340

                                                                                                                    161,702,890
                                                                                                              -----------------

FINANCIAL SERVICES - 0.64%
         65,800  INDEPENDENT BANK CORPORATION MASSACHUSETTS                                                           2,231,278
                                                                                                              -----------------

HOLDING & OTHER INVESTMENT OFFICES - 0.52%
         33,000  PROLOGIS<<                                                                                           1,826,550
                                                                                                              -----------------

INSURANCE AGENTS, BROKERS & SERVICE - 1.56%
        120,800  NATIONAL FINANCIAL PARTNERS CORPORATION                                                              5,440,832
                                                                                                              -----------------

INSURANCE CARRIERS - 21.81%
         74,000  ACE LIMITED                                                                                          3,813,220
         71,600  ALLSTATE CORPORATION                                                                                 4,068,312
        272,200  AMERICAN INTERNATIONAL GROUP INCORPORATED                                                           16,514,374
        111,800  CHUBB CORPORATION<<                                                                                  5,636,956
         39,700  EVEREST REINSURANCE GROUP LIMITED                                                                    3,756,017
        140,000  FIDELITY NATIONAL TITLE GROUP INCORPORATED<<                                                         2,641,800
        171,000  GENWORTH FINANCIAL INCORPORATED                                                                      5,865,300
        114,000  HARTFORD FINANCIAL SERVICES GROUP INCORPORATED<<                                                     9,671,760
         78,800  PRUDENTIAL FINANCIAL INCORPORATED<<                                                                  6,196,832
         48,000  RENAISSANCERE HOLDINGS LIMITED                                                                       2,486,880
         53,900  SELECTIVE INSURANCE GROUP INCORPORATED<<                                                             2,748,900
        237,000  ST. PAUL TRAVELERS COMPANIES INCORPORATED                                                           10,854,600
         28,700  XL CAPITAL LIMITED CLASS A                                                                           1,828,190

                                                                                                                     76,083,141
                                                                                                              -----------------

NON-DEPOSITORY CREDIT INSTITUTIONS - 9.07%
        126,900  AMERICAN CAPITAL STRATEGIES LIMITED<<                                                                4,441,500
        173,000  AMERICAN EXPRESS COMPANY                                                                             9,006,380
        107,500  CAPITAL ONE FINANCIAL CORPORATION<<                                                                  8,315,125
         87,000  FANNIE MAE                                                                                           4,168,170
         98,500  FREDDIE MAC<<                                                                                        5,699,210

                                                                                                                     31,630,385
                                                                                                              -----------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                           PORTFOLIO OF INVESTMENTS -- JULY 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

SPECIALIZED FINANCIAL SERVICES FUND
--------------------------------------------------------------------------------

SHARES           SECURITY NAME                                                                                      VALUE
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES - 18.35%
         65,300  ALLIANCEBERNSTEIN HOLDING LIMITED PARTNERSHIP                                                $       4,244,500
        161,900  AMVESCAP PLC ADR<<                                                                                   3,176,478
         67,400  BEAR STEARNS COMPANIES INCORPORATED                                                                  9,562,038
         80,900  GOLDMAN SACHS GROUP INCORPORATED                                                                    12,357,475
         17,700  LEGG MASON INCORPORATED<<                                                                            1,477,419
         92,000  LEHMAN BROTHERS HOLDINGS INCORPORATED                                                                5,975,400
        170,700  MERRILL LYNCH & COMPANY INCORPORATED                                                                12,430,374
        151,000  MORGAN STANLEY                                                                                      10,041,500
         71,000  NUVEEN INVESTMENTS CLASS A<<                                                                         3,371,790
         85,000  TD AMERITRADE HOLDING CORPORATION<< +                                                                1,392,300

                                                                                                                     64,029,274
                                                                                                              -----------------

TOTAL COMMON STOCKS (COST $262,404,091)                                                                             346,539,150
                                                                                                              -----------------

COLLATERAL FOR SECURITIES LENDING - 25.18%

COLLATERAL INVESTED IN MONEY MARKET FUNDS - 0.52%
      1,286,513  SCUDDER DAILY ASSETS MONEY MARKET FUND                                                               1,286,513
        519,672  SHORT TERM INVESTMENT COMPANY MONEY MARKET FUND                                                        519,672

                                                                                                                      1,806,185
                                                                                                              -----------------

PRINCIPAL                                                                       INTEREST RATE  MATURITY DATE
COLLATERAL INVESTED IN OTHER ASSETS - 24.66%
$       217,889  ALLIANCE & LEICESTER PLC                                             5.52%      10/25/2006             215,153
        308,528  AMERICAN GENERAL FINANCE+/- ++                                       5.40       08/15/2007             308,682
        867,786  AQUIFER FUNDING LIMITED                                              5.32       08/03/2006             867,534
      1,714,043  AQUIFER FUNDING LIMITED++                                            5.32       08/04/2006           1,713,289
         99,483  AQUIFER FUNDING LIMITED++                                            5.33       08/07/2006              99,396
        857,022  ATLAS CAPITAL FUNDING CORPORATION+/-                                 5.37       10/20/2006             857,022
        857,022  ATLAS CAPITAL FUNDING CORPORATION+/-                                 5.38       12/22/2006             857,022
        514,213  ATLAS CAPITAL FUNDING CORPORATION SERIES MTN+/- ++                   5.31       08/04/2006             514,213
      1,714,043  ATLAS CAPITAL FUNDING CORPORATION SERIES MTN+/-                      5.33       11/03/2006           1,714,043
        857,022  ATLAS CAPITAL FUNDING CORPORATION SERIES MTN+/- ++                   5.37       04/25/2007             857,022
      3,633,772  ATOMIUM FUNDING CORPORATION++                                        5.32       08/02/2006           3,633,227
        667,380  ATOMIUM FUNDING CORPORATION++                                        5.25       08/07/2006             666,793
        857,022  BANCO SANTANDER TOTTA LN+/- ++ ss.                                   5.37       09/14/2007             856,876
        857,022  BANK OF AMERICA NA+/-                                                5.36       06/19/2007             856,996
        102,843  BEAR STEARNS & COMPANY+/-                                            5.38       08/05/2006             102,843
      1,028,426  BEAR STEARNS & COMPANY+/-                                            5.37       10/04/2006           1,028,426
      1,028,426  BHP BILLITON FINANCE (USA) BV                                        5.39       08/11/2006           1,026,914
        917,771  BNP PARIBAS REPURCHASE AGREEMENT (MATURITY VALUE $917,908)           5.36       08/01/2006             917,771
         21,151  BUCKINGHAM II CDO                                                    5.32       08/04/2006              21,142
        411,370  CAIRN HIGH GRADE FUNDING I LLC++                                     5.31       08/02/2006             411,309
      1,062,707  CAIRN HIGH GRADE FUNDING I LLC++                                     5.36       08/11/2006           1,061,145
        582,775  CAIRN HIGH GRADE FUNDING I LLC                                       5.37       08/14/2006             581,662
        408,011  CEDAR SPRINGS CAPITAL COMPANY++                                      5.15       08/14/2006             407,232
      1,239,185  CEDAR SPRINGS CAPITAL COMPANY++                                      5.36       08/21/2006           1,235,542
         68,562  CHEYNE FINANCE LLC++                                                 5.32       08/10/2006              68,471
        857,022  CHEYNE FINANCE LLC+/- ++                                             5.47       07/16/2007             856,936
      2,193,976  CONCORD MINUTEMEN CAPITAL COMPANY SERIES B+/-                        5.34       08/14/2007           2,193,976
        598,201  CORPORATE ASSET SECURITIZATION AUSTRALIA LIMITED                     5.42       08/22/2006             596,353
      2,219,686  CORPORATE ASSET SECURITIZATION AUSTRALIA LIMITED                     5.40       08/28/2006           2,210,852
        135,341  CULLINAN FINANCE CORPORATION++                                       5.44       09/13/2006             134,481
        857,022  CULLINAN FINANCE CORPORATION SERIES MTN+/- ++                        5.13       11/15/2006             857,082
      1,714,043  CULLINAN FINANCE CORPORATION SERIES MTN2+/- ++                       5.35       06/25/2007           1,713,786
      3,351,161  DEER VALLEY FUNDING LLC++                                            5.34       08/07/2006           3,348,212
        788,460  DEER VALLEY FUNDING LLC                                              5.33       08/09/2006             787,530
      1,137,439  DNB NOR BANK ASA                                                     5.32       08/01/2006           1,137,439
         34,281  EDISON ASSET SECURITIZATION                                          5.49       12/11/2006              33,613
      1,714,043  EUREKA SECURITIZATION INCORPORATED++                                 5.26       08/10/2006           1,711,781

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                           PORTFOLIO OF INVESTMENTS -- JULY 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

SPECIALIZED FINANCIAL SERVICES FUND
--------------------------------------------------------------------------------

PRINCIPAL        SECURITY NAME                                                  INTEREST RATE  MATURITY DATE          VALUE
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$       857,022  FCAR OWNER TRUST SERIES II                                           5.30%      08/08/2006   $         856,148
      6,856,174  FIRST BOSTON REPURCHASE AGREEMENT (MATURITY VALUE $6,857,195)        5.36       08/01/2006           6,856,174
        137,123  FIVE FINANCE INCORPORATED                                            5.30       08/07/2006             137,003
      1,201,544  FOUNTAIN SQUARE COMMERCIAL FUNDING CORPORATION                       5.24       08/14/2006           1,199,250
        122,417  FOUNTAIN SQUARE COMMERCIAL FUNDING CORPORATION                       5.40       08/21/2006             122,057
         75,418  FOUNTAIN SQUARE COMMERCIAL FUNDING CORPORATION                       5.55       10/27/2006              74,448
         42,851  FOUNTAIN SQUARE COMMERCIAL FUNDING CORPORATION                       5.51       11/06/2006              42,237
         42,851  FOUNTAIN SQUARE COMMERCIAL FUNDING CORPORATION                       5.54       11/27/2006              42,104
      2,541,172  FOX TROT CDO++                                                       5.34       08/01/2006           2,541,172
        183,917  GEORGE STREET FINANCE LLC++                                          5.41       08/21/2006             183,376
        715,613  GOLDMAN SACHS GROUP INCORPORATED+/-                                  5.66       10/27/2006             716,000
        102,843  GRAMPIAN FUNDING LLC++                                               5.28       10/02/2006             101,901
        717,327  HARRIER FINANCE FUNDING LLC++                                        5.41       08/25/2006             714,788
         68,562  HARRIER FINANCE FUNDING LLC SERIES MTN+/- ++                         5.42       05/15/2007              68,585
        119,983  HBOS TREASURY SERVICES PLC+/- ++                                     5.58       01/12/2007             120,085
        480,789  HSBC BANK USA SERIES BKN1+/-                                         5.34       12/14/2006             480,828
        857,022  INTESA BANK IRELAND PLC+/- ++                                        5.38       08/24/2007             856,936
      5,142,130  JPM CHASE SECURITY CORPORATION REPURCHASE AGREEMENT (MATURITY
                 VALUE $5,142,896)                                                    5.36       08/01/2006           5,142,130
        514,213  KAUPTHING BANK SERIES MTN+/- ++                                      5.44       03/20/2007             513,730
         67,945  KLIO III FUNDING CORPORATION++                                       5.26       09/01/2006              67,633
      2,519,644  LEXINGTON PARKER CAPITAL CORPORATION++                               5.31       08/14/2006           2,514,831
      4,182,266  LIBERTY STREET FUNDING CORPORATION++                                 5.32       08/03/2006           4,181,053
         68,562  LINKS FINANCE LLC SERIES MTN1+/- ++                                  5.31       09/12/2006              68,562
        754,179  LIQUID FUNDING LIMITED                                               5.34       08/07/2006             753,515
        788,460  LIQUID FUNDING LIMITED+/-                                            5.33       08/14/2006             788,460
        514,213  LIQUID FUNDING LIMITED+/-                                            5.31       12/01/2006             514,213
        205,685  LIQUID FUNDING LIMITED SERIES MTN+/- ++                              5.33       02/20/2007             205,714
        342,809  MBIA GLOBAL FUNDING LLC+/- ++                                        5.38       02/20/2007             342,819
      1,722,614  MERRILL LYNCH & COMPANY SERIES MTN+/-                                5.66       10/27/2006           1,723,423
      1,028,426  MORGAN STANLEY+/-                                                    5.38       10/10/2006           1,028,426
        150,836  MORGAN STANLEY+/-                                                    5.22       11/09/2006             150,872
        204,657  MORGAN STANLEY+/-                                                    5.35       11/24/2006             204,751
        158,549  MORGAN STANLEY SERIES EXL+/- ss.                                     5.40       09/14/2007             158,582
      4,182,266  MORTGAGE INTEREST NET TRUST                                          5.30       08/07/2006           4,178,586
        188,545  NATIONWIDE BUILDING SOCIETY+/- ++                                    5.42       12/11/2006             188,635
         30,853  NIEUW AMSTERDAM RECEIVABLES CORPORATION++                            5.38       08/15/2006              30,789
         51,421  NORDEA NORTH AMERICA INCORPORATED                                    5.38       08/18/2006              51,293
         96,021  NORTH SEA FUNDING LLC++                                              5.32       08/10/2006              95,894
         36,715  NORTH SEA FUNDING LLC                                                5.47       10/23/2006              36,264
      1,714,043  NORTHERN ROCK PLC+/- ++ ss.                                          5.33       10/05/2007           1,714,215
        514,213  PARAGON MORTGAGES PLC+/- ++                                          5.34       05/15/2007             514,213
        182,271  PERRY GLOBAL FUNDING LIMITED SERIES A                                5.22       08/09/2006             182,056
         12,135  PERRY GLOBAL FUNDING LIMITED SERIES A                                5.47       09/21/2006              12,044
        138,666  RACERS TRUST 2004-6-MM+/- ++                                         5.42       05/22/2006             138,689
        581,678  RANGER FUNDING CORPORATION++                                         5.39       08/29/2006             579,275
        373,627  REGENCY MARKETS LLC++                                                5.28       08/15/2006             372,858
        685,617  SLM CORPORATION+/- ++                                                5.36       05/04/2007             685,707
        582,775  STANFIELD VICTORIA FUNDING LLC                                       5.45       11/27/2006             572,611
        396,390  TANGO FINANCE CORPORATION SERIES MTN+/- ++                           5.37       10/25/2006             396,469
      1,714,043  TICONDEROGA FUNDING LLC++                                            5.40       08/30/2006           1,706,707
        198,178  TRAVELERS INSURANCE COMPANY+/-                                       5.42       02/09/2007             198,174
        857,022  UNICREDITO ITALIANO BANK (IRELAND) PLC SERIES EXL+/- ++              5.38       06/15/2007             856,936
        857,022  UNICREDITO ITALIANO BANK (IRELAND) PLC SERIES LIB+/- ++              5.36       03/09/2007             857,090
        685,617  VERSAILLES CDS++                                                     5.34       08/10/2006             684,712
        793,088  WHISTLEJACKET CAPITAL LIMITED (MERGING WITH WHITE PINE FINANCE)      5.30       08/01/2006             793,088
        996,545  WHISTLEJACKET CAPITAL LIMITED (MERGING WITH WHITE PINE FINANCE)      5.33       08/02/2006             996,395
         89,473  WHISTLEJACKET CAPITAL LIMITED (MERGING WITH WHITE PINE FINANCE)      5.40       09/11/2006              88,931
        131,056  WHITE PINE FINANCE                                                   5.32       08/08/2006             130,922

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                           PORTFOLIO OF INVESTMENTS -- JULY 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

SPECIALIZED FINANCIAL SERVICES FUND
--------------------------------------------------------------------------------

PRINCIPAL        SECURITY NAME                                                  INTEREST RATE  MATURITY DATE          VALUE
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$        38,635  YORKTOWN CAPITAL                                                     5.34%      08/10/2006   $          38,584

                                                                                                                     86,034,709
                                                                                                              -----------------

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $87,840,894)                                                           87,840,894
                                                                                                              -----------------

TOTAL INVESTMENTS IN SECURITIES
(COST $350,244,985)*                                    124.51%                                               $     434,380,044

OTHER ASSETS AND LIABILITIES, NET                       (24.51)                                                     (85,510,597)
                                                       -------                                                -----------------

TOTAL NET ASSETS                                        100.00%                                               $     348,869,447
                                                       -------                                                -----------------

<<    ALL OR A PORTION OF THIS SECURITY IS ON LOAN.

+     NON-INCOME EARNING SECURITIES.

+/-   VARIABLE RATE INVESTMENTS.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4 (2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

ss. THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                          PORTFOLIO OF INVESTMENTS -- JULY 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

SPECIALIZED HEALTH SCIENCES FUND
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                                      VALUE
COMMON STOCKS - 89.11%

BIOPHARMACUETICALS - 0.97%
           9,000  ADOLOR CORPORATION+                                                                         $         215,370
                                                                                                              -----------------

BUSINESS SERVICES - 0.56%
           6,400  ECLIPSYS CORPORATION+                                                                                 124,928
                                                                                                              -----------------

CHEMICALS & ALLIED PRODUCTS - 49.55%
          20,700  ABBOTT LABORATORIES                                                                                   988,839
           4,000  ALEXION PHARMACEUTICALS INCORPORATED+                                                                 137,440
          14,300  AMGEN INCORPORATED+                                                                                   997,282
           5,360  ASTRAZENECA PLC                                                                                       327,309
           5,200  BIOGEN IDEC INCORPORATED+                                                                             219,024
          14,800  BIOMIMETIC THERAPUETICS INCORPORATED+                                                                 110,704
          21,600  BRISTOL-MYERS SQUIBB COMPANY                                                                          517,752
           9,670  CONOR MEDSYSTEMS INCORPORATED+                                                                        267,859
           4,640  CUBIST PHARMACEUTICALS INCORPORATED+                                                                  106,349
           8,410  ELI LILLY & COMPANY                                                                                   477,436
           8,100  ENCYSIVE PHARMACEUTICALS INCORPORATED+                                                                 31,671
           6,600  GENENTECH INCORPORATED+                                                                               533,412
           4,200  GENZYME CORPORATION+                                                                                  286,776
          13,400  GILEAD SCIENCES INCORPORATED+ #                                                                       823,832
          24,200  GLAXOSMITHKLINE PLC                                                                                   669,497
          34,100  MERCK & COMPANY INCORPORATED                                                                        1,373,207
           3,800  MYOGEN INCORPORATED+                                                                                  117,268
           7,300  NOVARTIS AG                                                                                           414,668
          48,700  PFIZER INCORPORATED                                                                                 1,265,713
           8,600  REPLIDYNE INCORPORATED+                                                                                82,560
          38,000  SCHERING-PLOUGH CORPORATION                                                                           776,720
           2,600  TEVA PHARMACEUTICAL INDUSTRIES LIMITED ADR<<                                                           86,008
          12,200  THERAVANCE INCORPORATED+ << #                                                                         289,018
           3,000  VERTEX PHARMACEUTICALS INCORPORATED+                                                                  100,560

                                                                                                                     11,000,904
                                                                                                              -----------------

ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES - 3.97%
          16,700  CELGENE CORPORATION+ <<                                                                               799,763
           6,600  CV THERAPEUTICS INCORPORATED+ <<                                                                       80,850

                                                                                                                        880,613
                                                                                                              -----------------

FURNITURE & FIXTURES - 0.96%
           4,800  KINETIC CONCEPTS INCORPORATED+ #                                                                      213,888
                                                                                                              -----------------

HEALTH SERVICES - 4.57%
           3,300  ROCHE HOLDING AG                                                                                      587,298
           8,800  SHIRE PHARMACEUTICALS GROUP PLC ADR                                                                   426,888

                                                                                                                      1,014,186
                                                                                                              -----------------

INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 2.82%
          13,800  VARIAN MEDICAL SYSTEMS INCORPORATED+                                                                  625,416
                                                                                                              -----------------

INSURANCE CARRIERS - 3.70%
           5,200  HEALTH NET INCORPORATED+                                                                              218,244
           8,100  WELLPOINT INCORPORATED+                                                                               603,450

                                                                                                                        821,694
                                                                                                              -----------------

MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS - 14.25%
           8,000  ALLERGAN INCORPORATED#                                                                                862,800

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                           PORTFOLIO OF INVESTMENTS -- JULY 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

SPECIALIZED HEALTH SCIENCES FUND
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                                        VALUE
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS (continued)
           5,300  BAXTER INTERNATIONAL INCORPORATED                                                             $         222,600
           3,000  C.R. BARD INCORPORATED                                                                                  212,910
           4,100  FISHER SCIENTIFIC INTERNATIONAL INCORPORATED+ <<                                                        303,851
           3,600  KYPHON INCORPORATED+ <<                                                                                 122,616
          12,000  ST. JUDE MEDICAL INCORPORATED+                                                                          442,800
           8,000  STRYKER CORPORATION                                                                                     364,080
          15,900  VOLCANO CORPORATION+                                                                                    139,205
           7,800  ZIMMER HOLDINGS INCORPORATED+ #                                                                         493,272

                                                                                                                        3,164,134
                                                                                                                -----------------

MISCELLANEOUS MANUFACTURING INDUSTRIES - 3.15%
          11,200  JOHNSON & JOHNSON                                                                                       700,560
                                                                                                                -----------------

WHOLESALE TRADE NON-DURABLE GOODS - 4.18%
           3,700  CARDINAL HEALTH INCORPORATED                                                                            247,900
           7,900  ENDO PHARMACEUTICALS HOLDINGS INCORPORATED+ <<                                                          245,453
           7,310  MEDCO HEALTH SOLUTIONS INCORPORATED+                                                                    433,703

                                                                                                                          927,056
                                                                                                                -----------------

WHOLESALE TRADE-DURABLE GOODS - 0.43%
           3,900  CYTYC CORPORATION+                                                                                       95,940
                                                                                                                -----------------

TOTAL COMMON STOCKS (COST $19,032,856)                                                                                 19,784,689
                                                                                                                -----------------

CONTRACTS                                                                        STRIKE PRICE  EXPIRATION DATE
OPTIONS - 0.56%
             210  BRISTOL-MYERS SQUIBB COMPANY PUT                                   $25.00       09/16/2006               29,400
             126  FOXHOLLOW TECHNOLOGIES INCORPORATED PUT                             25.00       08/19/2006               16,380
             113  KINETIC CONCEPTS INCORPORATED PUT                                   30.00       08/19/2006               18,645
             114  NEKTAR THERAPEUTICS PUT                                             17.50       11/18/2006               31,920
             139  THERAVANCE INCORPORATED CALL                                        25.00       09/19/2006               28,495

TOTAL OPTIONS (PREMIUMS PAID $97,767)                                                                                     124,840
                                                                                                                -----------------
SHARES

COLLATERAL FOR SECURITIES LENDING - 7.35%

COLLATERAL INVESTED IN MONEY MARKET FUNDS - 0.15%
          23,902  SCUDDER DAILY ASSETS MONEY MARKET FUND                                                                   23,902
           9,655  SHORT TERM INVESTMENT COMPANY MONEY MARKET FUND                                                           9,655

                                                                                                                           33,557
                                                                                                                -----------------

PRINCIPAL                                                                        INTEREST RATE  MATURITY DATE
COLLATERAL INVESTED IN OTHER ASSETS - 7.20%
$          4,048  ALLIANCE & LEICESTER PLC                                             5.52%      10/25/2006                3,997
           5,732  AMERICAN GENERAL FINANCE+/- ++                                       5.40       08/15/2007                5,735
          16,123  AQUIFER FUNDING LIMITED                                              5.32       08/03/2006               16,118
          31,845  AQUIFER FUNDING LIMITED++                                            5.32       08/04/2006               31,831
           1,848  AQUIFER FUNDING LIMITED++                                            5.33       08/07/2006                1,847
          15,923  ATLAS CAPITAL FUNDING CORPORATION+/-                                 5.37       10/20/2006               15,923
          31,845  ATLAS CAPITAL FUNDING CORPORATION+/-                                 5.33       11/03/2006               31,845
          15,923  ATLAS CAPITAL FUNDING CORPORATION+/-                                 5.38       12/22/2006               15,923
           9,554  ATLAS CAPITAL FUNDING CORPORATION SERIES MTN+/- ++                   5.31       08/04/2006                9,554
          15,923  ATLAS CAPITAL FUNDING CORPORATION SERIES MTN+/- ++                   5.37       04/25/2007               15,923
          67,512  ATOMIUM FUNDING CORPORATION++                                        5.32       08/02/2006               67,502
          12,399  ATOMIUM FUNDING CORPORATION++                                        5.25       08/07/2006               12,388
          15,923  BANCO SANTANDER TOTTA LOAN+/- ++ ss.                                 5.37       09/14/2007               15,920

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                           PORTFOLIO OF INVESTMENTS -- JULY 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

SPECIALIZED HEALTH SCIENCES FUND
--------------------------------------------------------------------------------

PRINCIPAL         SECURITY NAME                                                  INTEREST RATE  MATURITY DATE          VALUE
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$         15,923  BANK OF AMERICA NA SERIES BKNT+/-                                    5.36%      06/19/2007    $          15,922
          19,107  BEAR STEARNS & COMPANY INCORPORATED+/-                               5.37       10/04/2006               19,107
           1,911  BEAR STEARNS & COMPANY INCORPORATED SERIES EXL+/-                    5.38       08/05/2006                1,911
          19,107  BHP BILLITON FINANCE (USA) BV                                        5.39       08/11/2006               19,079
          17,051  BNP PARIBAS REPURCHASE AGREEMENT (MATURITY VALUE $17,054)            5.36       08/01/2006               17,051
             393  BUCKINGHAM II CDO                                                    5.32       08/04/2006                  393
           7,643  CAIRN HIGH GRADE FUNDING I LLC++                                     5.31       08/02/2006                7,642
          19,744  CAIRN HIGH GRADE FUNDING I LLC++                                     5.36       08/11/2006               19,715
          10,827  CAIRN HIGH GRADE FUNDING I LLC                                       5.37       08/14/2006               10,807
           7,580  CEDAR SPRINGS CAPITAL COMPANY++                                      5.15       08/14/2006                7,566
          23,023  CEDAR SPRINGS CAPITAL COMPANY++                                      5.36       08/21/2006               22,955
           1,274  CHEYNE FINANCE LLC++                                                 5.32       08/10/2006                1,272
          15,923  CHEYNE FINANCE LLC+/- ++                                             5.47       07/16/2007               15,921
          40,762  CONCORD MINUTEMEN CAPITAL COMPANY SERIES B+/-                        5.34       08/14/2007               40,762
          11,114  CORPORATE ASSET SECURITIZATION AUSTRALIA LIMITED                     5.42       08/22/2006               11,080
          41,240  CORPORATE ASSET SECURITIZATION AUSTRALIA LIMITED                     5.40       08/28/2006               41,075
           2,515  CULLINAN FINANCE CORPORATION++                                       5.44       09/13/2006                2,498
          15,923  CULLINAN FINANCE CORPORATION SERIES MTN+/- ++                        5.13       11/15/2006               15,924
          31,845  CULLINAN FINANCE CORPORATION SERIES MTN2+/- ++                       5.35       06/25/2007               31,840
          62,261  DEER VALLEY FUNDING LLC++                                            5.34       08/07/2006               62,207
          14,649  DEER VALLEY FUNDING LLC                                              5.33       08/09/2006               14,632
          21,133  DNB NOR BANK ASA                                                     5.32       08/01/2006               21,132
             637  EDISON ASSET SECURITIZATION                                          5.49       12/11/2006                  624
          31,845  EUREKA SECURITIZATION INCORPORATED++                                 5.26       08/10/2006               31,803
          15,923  FCAR OWNER TRUST SERIES II                                           5.30       08/08/2006               15,906
         127,381  FIRST BOSTON REPURCHASE AGREEMENT (MATURITY VALUE $127,400)          5.36       08/01/2006              127,381
           2,548  FIVE FINANCE INCORPORATED                                            5.30       08/07/2006                2,545
          22,324  FOUNTAIN SQUARE COMMERCIAL FUNDING CORPORATION                       5.24       08/14/2006               22,281
           2,274  FOUNTAIN SQUARE COMMERCIAL FUNDING CORPORATION                       5.40       08/21/2006                2,268
           1,401  FOUNTAIN SQUARE COMMERCIAL FUNDING CORPORATION                       5.55       10/27/2006                1,383
             796  FOUNTAIN SQUARE COMMERCIAL FUNDING CORPORATION                       5.51       11/06/2006                  785
             796  FOUNTAIN SQUARE COMMERCIAL FUNDING CORPORATION                       5.54       11/27/2006                  782
          47,213  FOX TROT CDO++                                                       5.34       08/01/2006               47,212
           3,417  GEORGE STREET FINANCE LLC++                                          5.41       08/21/2006                3,407
          13,295  GOLDMAN SACHS GROUP INCORPORATED SERIES MTNB+/-                      5.66       10/27/2006               13,303
           1,911  GRAMPIAN FUNDING LLC++                                               5.28       10/02/2006                1,893
          13,327  HARRIER FINANCE FUNDING LLC++                                        5.41       08/25/2006               13,280
           1,274  HARRIER FINANCE FUNDING LLC SERIES MTN+/- ++                         5.42       05/15/2007                1,274
           2,229  HBOS TREASURY SERVICES PLC+/- ++                                     5.58       01/12/2007                2,231
           8,933  HSBC BANK USA SERIES BKN1+/-                                         5.34       12/14/2006                8,933
          15,923  INTESA BANK IRELAND PLC+/- ++                                        5.38       08/24/2007               15,921
          95,536  JPM CHASE SECURITY CORPORATION REPURCHASE AGREEMENT (MATURITY
                  VALUE $95,550)                                                       5.36       08/01/2006               95,536
           9,554  KAUPTHING BANK SERIES MTN+/- ++                                      5.44       03/20/2007                9,545
           1,262  KLIO III FUNDING CORPORATION++                                       5.26       09/01/2006                1,257
          46,813  LEXINGTON PARKER CAPITAL CORPORATION++                               5.31       08/14/2006               46,723
          77,702  LIBERTY STREET FUNDING CORPORATION++                                 5.32       08/03/2006               77,680
           1,274  LINKS FINANCE LLC SERIES MTN1+/- ++                                  5.31       09/12/2006                1,274
          14,012  LIQUID FUNDING LIMITED                                               5.34       08/07/2006               14,000
          14,649  LIQUID FUNDING LIMITED+/-                                            5.33       08/14/2006               14,649
           9,554  LIQUID FUNDING LIMITED+/-                                            5.31       12/01/2006                9,554
           3,821  LIQUID FUNDING LIMITED SERIES MTN+/- ++                              5.33       02/20/2007                3,822
           6,369  MBIA GLOBAL FUNDING LLC+/- ++                                        5.38       02/20/2007                6,369
          32,005  MERRILL LYNCH & COMPANY SERIES MTN+/-                                5.66       10/27/2006               32,020
          19,107  MORGAN STANLEY+/-                                                    5.38       10/10/2006               19,107
           2,802  MORGAN STANLEY+/-                                                    5.22       11/09/2006                2,803
           3,802  MORGAN STANLEY+/-                                                    5.35       11/24/2006                3,804
           2,946  MORGAN STANLEY SERIES EXL+/- ss.                                     5.40       09/14/2007                2,946
          77,702  MORTGAGE INTEREST NET TRUST                                          5.30       08/07/2006               77,634
           3,503  NATIONWIDE BUILDING SOCIETY+/- ++                                    5.42       12/11/2006                3,505
             573  NIEUW AMSTERDAM RECEIVABLES CORPORATION++                            5.38       08/15/2006                  572
             955  NORDEA NORTH AMERICA INCORPORATED                                    5.38       08/18/2006                  953
           1,784  NORTH SEA FUNDING LLC++                                              5.32       08/10/2006                1,782

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                           PORTFOLIO OF INVESTMENTS -- JULY 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

SPECIALIZED HEALTH SCIENCES FUND
--------------------------------------------------------------------------------

PRINCIPAL         SECURITY NAME                                                  INTEREST RATE  MATURITY DATE          VALUE
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$            682  NORTH SEA FUNDING LLC                                                5.47%      10/23/2006    $             674
          31,845  NORTHERN ROCK PLC+/- ++ ss.                                          5.33       10/05/2007               31,848
           9,554  PARAGON MORTGAGES PLC+/- ++                                          5.34       05/15/2007                9,554
           3,386  PERRY GLOBAL FUNDING LIMITED SERIES A                                5.22       08/09/2006                3,382
             225  PERRY GLOBAL FUNDING LIMITED SERIES A                                5.47       09/21/2006                  224
           2,576  RACERS TRUST 2004-6-MM+/- ++                                         5.42       05/22/2006                2,577
          10,807  RANGER FUNDING CORPORATION++                                         5.39       08/29/2006               10,762
           6,942  REGENCY MARKETS LLC++                                                5.28       08/15/2006                6,927
          12,738  SLM CORPORATION+/- ++                                                5.36       05/04/2007               12,740
          10,827  STANFIELD VICTORIA FUNDING LLC                                       5.45       11/27/2006               10,639
           7,365  TANGO FINANCE CORPORATION SERIES MTN+/- ++                           5.37       10/25/2006                7,366
          31,845  TICONDEROGA FUNDING LLC++                                            5.40       08/30/2006               31,709
           3,682  TRAVELERS INSURANCE COMPANY+/-                                       5.42       02/09/2007                3,682
          15,923  UNICREDITO ITALIANO BANK (IRELAND) PLC SERIES EXL+/- ++              5.38       06/15/2007               15,921
          15,923  UNICREDITO ITALIANO BANK (IRELAND) PLC SERIES LIB+/- ++              5.36       03/09/2007               15,924
          12,738  VERSAILLES CDS++                                                     5.34       08/10/2006               12,721
          14,735  WHISTLEJACKET CAPITAL LIMITED (MERGING WITH WHITE PINE FINANCE)      5.30       08/01/2006               14,735
          18,515  WHISTLEJACKET CAPITAL LIMITED (MERGING WITH WHITE PINE FINANCE)      5.33       08/02/2006               18,512
           1,662  WHISTLEJACKET CAPITAL LIMITED (MERGING WITH WHITE PINE FINANCE)      5.40       09/11/2006                1,652
           2,435  WHITE PINE FINANCE                                                   5.32       08/08/2006                2,432
             718  YORKTOWN CAPITAL                                                     5.34       08/10/2006                  717

                                                                                                                        1,598,442
                                                                                                                -----------------

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $1,631,999)                                                               1,631,999
                                                                                                                -----------------
SHARES

SHORT-TERM INVESTMENTS - 2.48%
         550,948  WELLS FARGO ADVANTAGE MONEY MARKET TRUST~ +++                                                           550,948
                                                                                                                -----------------

TOTAL SHORT-TERM INVESTMENTS (COST $550,948)                                                                              550,948
                                                                                                                -----------------

TOTAL INVESTMENTS IN SECURITIES
(COST $21,313,570)*                                       99.50%                                                $      22,092,476

OTHER ASSETS AND LIABILITIES, NET                          0.50                                                           109,941
                                                        -------                                                 -----------------

TOTAL NET ASSETS                                         100.00%                                                $      22,202,417
                                                        -------                                                 -----------------

+     NON-INCOME EARNING SECURITIES.

<<    ALL OR A PORTION OF THIS SECURITY IS ON LOAN.

# ALL OR A PORTION OF THIS SECURITY IS SEGREGATED AS COLLATERAL FOR DERIVATIVE INVESTMENTS.

+/-   VARIABLE RATE INVESTMENTS.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4 (2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

ss. THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

+++   SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $550,948.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

CONTRACTS                                                                        STRIKE PRICE  EXPIRATION DATE        VALUE
WRITTEN OPTIONS - (0.29%)
             (80) ALLERGAN INCORPORATED CALL                                        $110.00       08/19/2006              (12,000)
            (134) GILEAD SCIENCES INCORPORATED CALL                                   60.00       08/19/2006              (34,840)
             (48) KINETIC CONCEPTS INCORPORATED CALL                                  55.00       09/16/2006               (4,608)
            (116) THERACANCE INCORPORATED CALL                                        30.00       09/16/2006              (11,600)

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                           PORTFOLIO OF INVESTMENTS -- JULY 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

SPECIALIZED HEALTH SCIENCES FUND
--------------------------------------------------------------------------------

CONTRACTS                                                                        STRIKE PRICE  EXPIRATION DATE         VALUE
WRITTEN OPTIONS (continued)
            (122) ZIMMER HOLDINGS INCORPORATED PUT                                   $55.00       08/19/2006                 (610)

TOTAL WRITTEN OPTIONS (PREMIUMS RECEIVED $(91,867))                                                                       (63,658)
                                                                                                                -----------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                           PORTFOLIO OF INVESTMENTS -- JULY 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

SPECIALIZED TECHNOLOGY FUND
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                                      VALUE
COMMON STOCKS - 88.01%

BUSINESS SERVICES - 36.17%
         260,810  AMDOCS LIMITED+                                                                              $       9,462,187
          57,310  AUTODESK INCORPORATED+ <<                                                                            1,954,844
         123,800  CERNER CORPORATION+ <<                                                                               5,011,424
          59,000  CHECKFREE CORPORATION+ <<                                                                            2,625,500
         104,350  COGNIZANT TECHNOLOGY SOLUTIONS CORPORATION CLASS A+                                                  6,833,882
         161,770  COGNOS INCORPORATED+ <<                                                                              5,055,313
          61,800  CTRIP.COM INTERNATIONAL ADR<< #                                                                      3,128,007
          10,120  FOCUS MEDIA HOLDING LIMITED+                                                                           633,613
          19,390  GOOGLE INCORPORATED CLASS A+                                                                         7,496,174
          85,300  MERCURY INTERACTIVE CORPORATION+                                                                     4,282,060
         252,000  MICROSOFT CORPORATION                                                                                6,055,560
         548,290  ORACLE CORPORATION+                                                                                  8,207,901
         320,800  RED HAT INCORPORATED+ <<                                                                             7,596,544
          56,390  REDBACK NETWORKS INCORPORATED+                                                                         871,789
             320  SALESFORCE.COM INCORPORATED+ <<                                                                          8,224
          18,250  SINA CORPORATION+ <<                                                                                   389,820
          46,300  THQ INCORPORATED+                                                                                    1,050,547
              10  YAHOO JAPAN CORPORATION                                                                                  4,230
         127,100  YAHOO! INCORPORATED+                                                                                 3,449,494

                                                                                                                      74,117,113
                                                                                                               -----------------

CHEMICALS & ALLIED PRODUCTS - 4.52%
          24,800  CONOR MEDSYSTEMS INCORPORATED+                                                                         686,960
          74,320  GILEAD SCIENCES INCORPORATED+                                                                        4,569,194
          93,300  MONSANTO COMPANY                                                                                     4,010,967

                                                                                                                       9,267,121
                                                                                                               -----------------

COMMUNICATIONS - 6.67%
             710  AMERICAN TOWER CORPORATION CLASS A+ <<                                                                  23,998
          90,820  NII HOLDINGS INCORPORATED+ <<                                                                        4,793,479
         566,000  QWEST COMMUNICATIONS INTERNATIONAL INCORPORATED+                                                     4,522,340
       2,270,000  TENCENT HOLDINGS LIMITED+                                                                            4,335,384

                                                                                                                      13,675,201
                                                                                                               -----------------

ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT - 23.27%
         135,580  AU OPTRONICS CORPORATION<<                                                                           1,998,449
       6,100,000  CHARTERED SEMICONDUCTOR MANUFACTURING LIMITED+                                                       4,172,657
       1,220,000  CIENA CORPORATION+                                                                                   4,428,600
         276,100  CISCO SYSTEMS INCORPORATED+                                                                          4,928,385
         384,890  COMVERSE TECHNOLOGY INCORPORATED+                                                                    7,459,168
         117,350  FAIRCHILD SEMICONDUCTOR INTERNATIONAL INCORPORATED+                                                  1,919,846
          69,760  FREESCALE SEMICONDUCTOR INCORPORATED+ <<                                                             1,997,229
         208,010  INFINEON TECHNOLOGIES AG+                                                                            2,221,353
         130,730  MARVELL TECHNOLOGY GROUP LIMITED+                                                                    2,425,041
          48,640  NETWORK APPLIANCE INCORPORATED+                                                                      1,444,122
          42,100  NINTENDO COMPANY LIMITED                                                                             7,862,192
          80,850  NVIDIA CORPORATION+                                                                                  1,789,211
         288,000  QLOGIC CORPORATION+                                                                                  5,037,120

                                                                                                                      47,683,373
                                                                                                               -----------------

ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES - 2.71%
         112,160  CELGENE CORPORATION+ <<                                                                              5,371,342
           7,200  WNS HOLDINGS LIMITED+                                                                                  180,720

                                                                                                                       5,552,062
                                                                                                              ------------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                           PORTFOLIO OF INVESTMENTS -- JULY 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

SPECIALIZED TECHNOLOGY FUND
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                                      VALUE
FOOD & KINDRED PRODUCTS - 0.09%
           7,070  SUNTECH POWER HOLDINGS COMPANY+                                                             $          183,325
                                                                                                              ------------------

HOLDING & OTHER INVESTMENT OFFICES - 0.74%
         117,620  ABB LIMITED+                                                                                         1,519,774
                                                                                                              ------------------

INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 7.19%
          78,900  APPLE COMPUTER INCORPORATED+                                                                         5,362,044
          18,500  BAKER HUGHES INCORPORATED                                                                            1,479,075
           3,600  CAMERON INTERNATIONAL CORPORATION+                                                                     181,476
          21,800  LAM RESEARCH CORPORATION+                                                                              906,662
          57,400  SANDISK CORPORATION+                                                                                 2,678,284
         146,000  SEAGATE TECHNOLOGY+                                                                                  3,387,200
          16,800  SMITH INTERNATIONAL INCORPORATED                                                                       748,776

                                                                                                                      14,743,517
                                                                                                              ------------------

MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS - 1.41%
          36,010  ENERGY CONVERSION DEVICES INCORPORATED+ <<                                                           1,211,737
          39,150  FORMFACTOR INCORPORATED+ <<                                                                          1,678,360

                                                                                                                       2,890,097
                                                                                                              ------------------

MOTION PICTURES - 0.97%
          46,390  DREAMWORKS ANIMATION SKG INCORPORATED+                                                                 971,406
          50,490  NEWS CORPORATION CLASS B                                                                             1,015,859

                                                                                                                       1,987,265
                                                                                                              ------------------

OIL & GAS EXTRACTION - 1.02%
           2,700  HALLIBURTON COMPANY                                                                                     90,072
          28,090  SCHLUMBERGER LIMITED                                                                                 1,877,817
           2,800  WEATHERFORD INTERNATIONAL LIMITED+                                                                     131,152

                                                                                                                       2,099,041
                                                                                                              ------------------

PETROLEUM REFINING & RELATED INDUSTRIES - 0.70%
          21,130  VALERO ENERGY CORPORATION                                                                            1,424,796
                                                                                                              ------------------

SEMICONDUCTOR EQUIPMENT MANUFACTURING & RELATED - 0.53%
          54,100  ASML HOLDING NV NEW YORK REGISTERED SHARES+                                                          1,076,590
                                                                                                              ------------------

TRANSPORTATION EQUIPMENT - 2.02%
          66,640  UNITED TECHNOLOGIES CORPORATION                                                                      4,144,342
                                                                                                              ------------------

TOTAL COMMON STOCKS (COST $175,062,322)                                                                              180,363,617
                                                                                                              ------------------

CONTRACTS                                                                      STRIKE PRICE  EXPIRATION DATE
OPTIONS - 1.62%
           4,200  HEWLETT-PACKARD CORPORATION CALL+                                $25.00       01/20/2007             3,318,000

TOTAL OPTIONS (PREMIUMS PAID $2,012,598)                                                                               3,318,000
                                                                                                              ------------------
SHARES

RIGHTS - 0.00%
          30,500  SEAGATE TECHNOLOGY RIGHTS+ (a)                                                                               0

TOTAL RIGHTS (COST $0)                                                                                                         0
                                                                                                              ------------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                           PORTFOLIO OF INVESTMENTS -- JULY 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

SPECIALIZED TECHNOLOGY FUND
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                                      VALUE
WARRANTS - 2.06%
         174,300  MERRILL CW10 HON HAI PRECIS+                                                                $        1,032,553
          49,700  MERRILL CW11 MOTECH INDUSTRY+                                                                        1,085,120
       3,199,980  MERRILL LYNCH POWCHIP+                                                                               2,100,787

TOTAL WARRANTS (COST $4,242,416)                                                                                       4,218,460
                                                                                                              ------------------

COLLATERAL FOR SECURITIES LENDING - 11.92%

COLLATERAL INVESTED IN MONEY MARKET FUNDS - 0.24%
         357,795  SCUDDER DAILY ASSETS MONEY MARKET FUND                                                                 357,795
         144,527  SHORT TERM INVESTMENT COMPANY MONEY MARKET FUND                                                        144,527

                                                                                                                         502,322
                                                                                                              ------------------

PRINCIPAL                                                                        INTEREST RATE  MATURITY DATE
COLLATERAL INVESTED IN OTHER ASSETS - 11.68%
$         60,598  ALLIANCE & LEICESTER PLC                                             5.52%      10/25/2006              59,837
          85,805  AMERICAN GENERAL FINANCE+/- ++                                       5.40       08/15/2007              85,848
         241,342  AQUIFER FUNDING LIMITED                                              5.32       08/03/2006             241,272
         476,696  AQUIFER FUNDING LIMITED++                                            5.32       08/04/2006             476,487
          27,667  AQUIFER FUNDING LIMITED++                                            5.33       08/07/2006              27,643
         238,348  ATLAS CAPITAL FUNDING CORPORATION+/-                                 5.37       10/20/2006             238,348
         476,696  ATLAS CAPITAL FUNDING CORPORATION+/-                                 5.33       11/03/2006             476,696
         238,348  ATLAS CAPITAL FUNDING CORPORATION+/-                                 5.38       12/22/2006             238,348
         143,009  ATLAS CAPITAL FUNDING CORPORATION SERIES MTN+/- ++                   5.31       08/04/2006             143,009
         238,348  ATLAS CAPITAL FUNDING CORPORATION SERIES MTN+/- ++                   5.37       04/25/2007             238,348
       1,010,597  ATOMIUM FUNDING CORPORATION++                                        5.32       08/02/2006           1,010,445
         185,607  ATOMIUM FUNDING CORPORATION++                                        5.25       08/07/2006             185,443
         238,348  BANCO SANTANDER TOTTA LOAN+/- ++ ss.                                 5.37       09/14/2007             238,308
         238,348  BANK OF AMERICA NA SERIES BKNT+/-                                    5.36       06/19/2007             238,341
         286,018  BEAR STEARNS & COMPANY INCORPORATED+/-                               5.37       10/04/2006             286,018
          28,602  BEAR STEARNS & COMPANY INCORPORATED SERIES EXL+/-                    5.38       08/05/2006              28,602
         286,018  BHP BILLITON FINANCE (USA) BV                                        5.39       08/11/2006             285,597
         255,243  BNP PARIBAS REPURCHASE AGREEMENT (MATURITY VALUE $255,281)           5.36       08/01/2006             255,243
           5,882  BUCKINGHAM II CDO                                                    5.32       08/04/2006               5,880
         114,407  CAIRN HIGH GRADE FUNDING I LLC++                                     5.31       08/02/2006             114,390
         295,552  CAIRN HIGH GRADE FUNDING I LLC++                                     5.36       08/11/2006             295,117
         162,077  CAIRN HIGH GRADE FUNDING I LLC                                       5.37       08/14/2006             161,767
         113,473  CEDAR SPRINGS CAPITAL COMPANY++                                      5.15       08/14/2006             113,256
         344,632  CEDAR SPRINGS CAPITAL COMPANY++                                      5.36       08/21/2006             343,619
          19,068  CHEYNE FINANCE LLC++                                                 5.32       08/10/2006              19,043
         238,348  CHEYNE FINANCE LLC+/- ++                                             5.47       07/16/2007             238,324
         610,172  CONCORD MINUTEMEN CAPITAL COMPANY SERIES B+/-                        5.34       08/14/2007             610,172
         166,367  CORPORATE ASSET SECURITIZATION AUSTRALIA LIMITED                     5.42       08/22/2006             165,853
         617,322  CORPORATE ASSET SECURITIZATION AUSTRALIA LIMITED                     5.40       08/28/2006             614,865
          37,640  CULLINAN FINANCE CORPORATION++                                       5.44       09/13/2006              37,401
         238,348  CULLINAN FINANCE CORPORATION SERIES MTN+/- ++                        5.13       11/15/2006             238,365
         476,696  CULLINAN FINANCE CORPORATION SERIES MTN2+/- ++                       5.35       06/25/2007             476,625
         931,999  DEER VALLEY FUNDING LLC++                                            5.34       08/07/2006             931,179
         219,280  DEER VALLEY FUNDING LLC                                              5.33       08/09/2006             219,022
         316,336  DNB NOR BANK ASA                                                     5.32       08/01/2006             316,336
           9,534  EDISON ASSET SECURITIZATION                                          5.49       12/11/2006               9,348
         476,696  EUREKA SECURITIZATION INCORPORATED++                                 5.26       08/10/2006             476,067
         238,348  FCAR OWNER TRUST SERIES II                                           5.30       08/08/2006             238,105
       1,906,786  FIRST BOSTON REPURCHASE AGREEMENT (MATURITY VALUE $1,907,070)        5.36       08/01/2006           1,906,786
          38,136  FIVE FINANCE INCORPORATED                                            5.30       08/07/2006              38,102
         334,164  FOUNTAIN SQUARE COMMERCIAL FUNDING CORPORATION                       5.24       08/14/2006             333,526
          34,046  FOUNTAIN SQUARE COMMERCIAL FUNDING CORPORATION                       5.40       08/21/2006              33,946
          20,975  FOUNTAIN SQUARE COMMERCIAL FUNDING CORPORATION                       5.55       10/27/2006              20,705
          11,917  FOUNTAIN SQUARE COMMERCIAL FUNDING CORPORATION                       5.51       11/06/2006              11,747
          11,917  FOUNTAIN SQUARE COMMERCIAL FUNDING CORPORATION                       5.54       11/27/2006              11,710
         706,731  FOX TROT CDO++                                                       5.34       08/01/2006             706,731

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                           PORTFOLIO OF INVESTMENTS -- JULY 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

SPECIALIZED TECHNOLOGY FUND
--------------------------------------------------------------------------------

PRINCIPAL         SECURITY NAME                                                  INTEREST RATE  MATURITY DATE         VALUE
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$         51,150  GEORGE STREET FINANCE LLC++                                          5.41%      08/21/2006   $          50,999
         199,021  GOLDMAN SACHS GROUP INCORPORATED SERIES MTNB+/-                      5.66       10/27/2006             199,128
          28,602  GRAMPIAN FUNDING LLC++                                               5.28       10/02/2006              28,340
         199,497  HARRIER FINANCE FUNDING LLC++                                        5.41       08/25/2006             198,791
          19,068  HARRIER FINANCE FUNDING LLC SERIES MTN+/- ++                         5.42       05/15/2007              19,074
          33,369  HBOS TREASURY SERVICES PLC+/- ++                                     5.58       01/12/2007              33,397
         133,713  HSBC BANK USA SERIES BKN1+/-                                         5.34       12/14/2006             133,724
         238,348  INTESA BANK IRELAND PLC+/- ++                                        5.38       08/24/2007             238,324
       1,430,089  JPM CHASE SECURITY CORPORATION REPURCHASE AGREEMENT (MATURITY
                  VALUE $1,430,302)                                                    5.36       08/01/2006           1,430,089
         143,009  KAUPTHING BANK SERIES MTN+/- ++                                      5.44       03/20/2007             142,875
          18,896  KLIO III FUNDING CORPORATION++                                       5.26       09/01/2006              18,810
         700,744  LEXINGTON PARKER CAPITAL CORPORATION++                               5.31       08/14/2006             699,405
       1,163,139  LIBERTY STREET FUNDING CORPORATION++                                 5.32       08/03/2006           1,162,802
          19,068  LINKS FINANCE LLC SERIES MTN1+/- ++                                  5.31       09/12/2006              19,068
         209,746  LIQUID FUNDING LIMITED                                               5.34       08/07/2006             209,562
         219,280  LIQUID FUNDING LIMITED+/-                                            5.33       08/14/2006             219,280
         143,009  LIQUID FUNDING LIMITED+/-                                            5.31       12/01/2006             143,009
          57,204  LIQUID FUNDING LIMITED SERIES MTN+/- ++                              5.33       02/20/2007              57,212
          95,339  MBIA GLOBAL FUNDING LLC+/- ++                                        5.38       02/20/2007              95,342
         479,080  MERRILL LYNCH & COMPANY SERIES MTN+/-                                5.66       10/27/2006             479,305
         286,018  MORGAN STANLEY+/-                                                    5.38       10/10/2006             286,018
          41,949  MORGAN STANLEY+/-                                                    5.22       11/09/2006              41,959
          56,918  MORGAN STANLEY+/-                                                    5.35       11/24/2006              56,944
          44,094  MORGAN STANLEY SERIES EXL+/- ss.                                     5.40       09/14/2007              44,104
       1,163,139  MORTGAGE INTEREST NET TRUST                                          5.30       08/07/2006           1,162,116
          52,437  NATIONWIDE BUILDING SOCIETY+/- ++                                    5.42       12/11/2006              52,462
           8,581  NIEUW AMSTERDAM RECEIVABLES CORPORATION++                            5.38       08/15/2006               8,563
          14,301  NORDEA NORTH AMERICA INCORPORATED                                    5.38       08/18/2006              14,265
          26,705  NORTH SEA FUNDING LLC++                                              5.32       08/10/2006              26,669
          10,211  NORTH SEA FUNDING LLC                                                5.47       10/23/2006              10,086
         476,696  NORTHERN ROCK PLC+/- ++ ss.                                          5.33       10/05/2007             476,744
         143,009  PARAGON MORTGAGES PLC+/- ++                                          5.34       05/15/2007             143,009
          50,692  PERRY GLOBAL FUNDING LIMITED SERIES A                                5.22       08/09/2006              50,632
           3,375  PERRY GLOBAL FUNDING LIMITED SERIES A                                5.47       09/21/2006               3,350
          38,565  RACERS TRUST 2004-6-MM+/- ++                                         5.42       05/22/2006              38,571
         161,772  RANGER FUNDING CORPORATION++                                         5.39       08/29/2006             161,104
         103,910  REGENCY MARKETS LLC++                                                5.28       08/15/2006             103,696
         190,679  SLM CORPORATION+/- ++                                                5.36       05/04/2007             190,703
         162,077  STANFIELD VICTORIA FUNDING LLC                                       5.45       11/27/2006             159,250
         110,241  TANGO FINANCE CORPORATION SERIES MTN+/- ++                           5.37       10/25/2006             110,263
         476,696  TICONDEROGA FUNDING LLC++                                            5.40       08/30/2006             474,656
          55,116  TRAVELERS INSURANCE COMPANY+/-                                       5.42       02/09/2007              55,115
         238,348  UNICREDITO ITALIANO BANK (IRELAND) PLC SERIES EXL+/- ++              5.38       06/15/2007             238,324
         238,348  UNICREDITO ITALIANO BANK (IRELAND) PLC SERIES LIB+/- ++              5.36       03/09/2007             238,367
         190,679  VERSAILLES CDS++                                                     5.34       08/10/2006             190,427
         220,567  WHISTLEJACKET CAPITAL LIMITED (MERGING WITH WHITE PINE FINANCE)      5.30       08/01/2006             220,567
         277,151  WHISTLEJACKET CAPITAL LIMITED (MERGING WITH WHITE PINE FINANCE)      5.33       08/02/2006             277,110
          24,884  WHISTLEJACKET CAPITAL LIMITED (MERGING WITH WHITE PINE FINANCE)      5.40       09/11/2006              24,733
          36,448  WHITE PINE FINANCE                                                   5.32       08/08/2006              36,411
          10,745  YORKTOWN CAPITAL                                                     5.34       08/10/2006              10,731

                                                                                                                      23,927,305
                                                                                                               -----------------

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $24,429,627)                                                            24,429,627
                                                                                                               -----------------
SHARES

SHORT-TERM INVESTMENTS - 9.38%

WELLS FARGO ADVANTAGE MONEY MARKET TRUST - 9.38%
      19,215,244  WELLS FARGO ADVANTAGE MONEY MARKET TRUST~ +++                                                       19,215,244

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                           PORTFOLIO OF INVESTMENTS -- JULY 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

SPECIALIZED TECHNOLOGY FUND
--------------------------------------------------------------------------------

TOTAL SHORT-TERM INVESTMENTS (COST $19,215,244)                                                                       19,215,244
                                                                                                              ------------------

TOTAL INVESTMENTS IN SECURITIES
(COST $224,962,207)*                                     112.99%                                              $      231,544,948

OTHER ASSETS AND LIABILITIES, NET                        (12.99)                                                     (26,610,889)
                                                        -------                                               ------------------

TOTAL NET ASSETS                                         100.00%                                              $      204,934,059
                                                        -------                                               ------------------

+     NON-INCOME EARNING SECURITIES.

<<    ALL OR A PORTION OF THIS SECURITY IS ON LOAN.

# ALL OR A PORTION OF THIS SECURITY IS SEGREGATED AS COLLATERAL FOR DERIVATIVE INVESTMENTS.

+/-   VARIABLE RATE INVESTMENTS.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4 (2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

ss. THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

(a) SECURITY FAIR VALUED IN ACCORDANCE WITH THE PROCEDURES APPROVED BY THE BOARD OF TRUSTEES.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

+++   SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $19,215,244.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

CONTRACTS                                                                    STRIKE PRICE  EXPIRATION DATE           VALUE
WRITTEN OPTIONS - (0.03%)
            (309) CTRIP.COM INTERNATIONAL ADR CALL+                              $55.00       09/16/2006                 (60,255)

TOTAL WRITTEN OPTIONS (PREMIUMS RECEIVED $(83,151))                                                                      (60,255)
                                                                                                              ------------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS    JULY 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

MID CAP GROWTH FUND
--------------------------------------------------------------------------------

SHARES           SECURITY NAME                                                                                      VALUE
COMMON STOCKS - 99.41%

AMUSEMENT & RECREATION SERVICES - 1.65%
         41,800  HARRAH'S ENTERTAINMENT INCORPORATED                                                          $       2,512,598
                                                                                                              -----------------

AUTOMOTIVE REPAIR, SERVICES & PARKING - 2.16%
        109,400  WRIGHT EXPRESS CORPORATION+ <<                                                                       3,276,530
                                                                                                              -----------------

BUSINESS SERVICES - 17.95%
         64,900  ALLIANCE DATA SYSTEMS CORPORATION+                                                                   3,330,668
         76,600  AUTODESK INCORPORATED+                                                                               2,612,826
         47,950  CERNER CORPORATION+ <<                                                                               1,941,016
         52,100  CHECKFREE CORPORATION+ <<                                                                            2,318,450
         76,902  COGENT INCORPORATED+ <<                                                                              1,088,163
         40,200  F5 NETWORKS INCORPORATED+                                                                            1,862,868
         37,400  GETTY IMAGES INCORPORATED+ <<                                                                        1,744,710
             24  INTERPUBLIC GROUP OF COMPANIES INCORPORATED+                                                               197
         88,200  MONSTER WORLDWIDE INCORPORATED+                                                                      3,528,000
         49,700  SALESFORCE.COM INCORPORATED+ <<                                                                      1,277,290
        353,549  VALUECLICK INCORPORATED+ <<                                                                          5,094,641
         90,700  YAHOO! INCORPORATED+ <<                                                                              2,461,598

                                                                                                                     27,260,427
                                                                                                              -----------------

CHEMICALS & ALLIED PRODUCTS - 5.79%
         26,056  ADAMS RESPIRATORY THERAPEUTICS INCORPORATED+ <<                                                      1,165,224
        146,200  ALKERMES INCORPORATED+ <<                                                                            2,508,792
         36,400  BARR PHARMACEUTICALS INCORPORATED+                                                                   1,811,264
         26,100  GENZYME CORPORATION+                                                                                 1,782,108
         24,700  INVITROGEN CORPORATION+ <<                                                                           1,526,213

                                                                                                                      8,793,601
                                                                                                              -----------------

COMMUNICATIONS - 6.22%
         73,565  NEUSTAR INCORPORATED CLASS A+                                                                        2,270,216
        135,874  NII HOLDINGS INCORPORATED+ <<                                                                        7,171,430

                                                                                                                      9,441,646
                                                                                                              -----------------

EATING & DRINKING PLACES - 0.65%
         49,950  SONIC CORPORATION+ <<                                                                                  983,016
                                                                                                              -----------------

EDUCATIONAL SERVICES - 3.01%
         34,700  APOLLO GROUP INCORPORATED CLASS A+                                                                   1,642,004
         64,200  LAUREATE EDUCATION INCORPORATED+ <<                                                                  2,930,730

                                                                                                                      4,572,734
                                                                                                              -----------------

ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT - 4.89%
        193,200  INTEGRATED DEVICE TECHNOLOGY INCORPORATED+                                                           2,988,804
         49,432  LINEAR TECHNOLOGY CORPORATION                                                                        1,599,125
        112,000  MICROSEMI CORPORATION+ <<                                                                            2,833,600

                                                                                                                      7,421,529
                                                                                                              -----------------

ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES - 7.34%
         43,601  ADVISORY BOARD COMPANY+                                                                              2,020,034
         52,200  AMYLIN PHARMACEUTICALS INCORPORATED+ <<                                                              2,547,360
         33,000  GEN-PROBE INCORPORATED+                                                                              1,714,350
        205,929  RESOURCES CONNECTION INCORPORATED+ <<                                                                4,874,340

                                                                                                                     11,156,084
                                                                                                              -----------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS    JULY 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

MID CAP GROWTH FUND
--------------------------------------------------------------------------------

SHARES           SECURITY NAME                                                                                      VALUE
FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT - 1.49%
         39,200  CRANE COMPANY                                                                                $       1,505,280
         47,750  MUELLER WATER PRODUCTS INCORPORATED+ <<                                                                756,838

                                                                                                                      2,262,118
                                                                                                              -----------------

HEALTH SERVICES - 4.04%
         28,000  BROOKDALE SENIOR LIVING INCORPORATED<<                                                               1,302,000
        118,000  NEKTAR THERAPEUTICS+ <<                                                                              1,923,400
         60,000  SHIRE PHARMACEUTICALS GROUP PLC ADR                                                                  2,910,600

                                                                                                                      6,136,000
                                                                                                              -----------------

HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES - 5.05%
        180,100  HILTON HOTELS CORPORATION                                                                            4,309,793
         50,900  ORIENT EXPRESS HOTELS LIMITED CLASS A                                                                1,855,305
         27,504  STATION CASINOS INCORPORATED                                                                         1,508,869

                                                                                                                      7,673,967
                                                                                                              -----------------

INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 2.62%
         29,800  GAMESTOP CORPORATION CLASS A+ <<                                                                     1,239,978
         17,400  JOY GLOBAL INCORPORATED                                                                                652,848
         46,600  TEREX CORPORATION+                                                                                   2,089,544

                                                                                                                      3,982,370
                                                                                                              -----------------

LEATHER & LEATHER PRODUCTS - 1.06%
         56,300  COACH INCORPORATED+                                                                                  1,616,373
                                                                                                              -----------------

MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS - 6.30%
         68,200  ADVANCED MEDICAL OPTICS INCORPORATED+ <<                                                             3,358,850
         22,900  BIOMET INCORPORATED                                                                                    754,326
         29,600  C.R. BARD INCORPORATED                                                                               2,100,712
         67,400  KYPHON INCORPORATED+ <<                                                                              2,295,644
         17,100  ROCKWELL AUTOMATION INCORPORATED                                                                     1,059,858

                                                                                                                      9,569,390
                                                                                                              -----------------

MEDICAL MANAGEMENT SERVICES - 2.74%
         79,100  COVENTRY HEALTH CARE INCORPORATED+                                                                   4,168,570
                                                                                                              -----------------

MEMBERSHIP ORGANIZATIONS - 1.19%
         52,100  HORNBECK OFFSHORE+                                                                                   1,810,475
                                                                                                              -----------------

MISCELLANEOUS RETAIL - 1.67%
         35,200  COLDWATER CREEK INCORPORATED+                                                                          701,536
         68,000  PRICELINE.COM INCORPORATED+ <<                                                                       1,827,840

                                                                                                                      2,529,376
                                                                                                              -----------------

OIL & GAS EXTRACTION - 6.52%
         59,100  CHESAPEAKE ENERGY CORPORATION<<                                                                      1,944,390
         34,500  ENSCO INTERNATIONAL INCORPORATED                                                                     1,594,590
         18,900  NOBLE CORPORATION                                                                                    1,356,075
        130,500  PETROHAWK ENERGY CORPORATION+ <<                                                                     1,529,460
         70,250  RANGE RESOURCES CORPORATION                                                                          1,974,728
         52,800  TETRA TECHNOLOGIES INCORPORATED+ <<                                                                  1,510,608

                                                                                                                      9,909,851
                                                                                                              -----------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS    JULY 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

MID CAP GROWTH FUND
--------------------------------------------------------------------------------

SHARES           SECURITY NAME                                                                                      VALUE
PRINTING, PUBLISHING & ALLIED INDUSTRIES - 2.76%
         44,400  E.W. SCRIPPS COMPANY CLASS A                                                                 $       1,897,212
         94,400  HARTE HANKS INCORPORATED                                                                             2,302,416

                                                                                                                      4,199,628
                                                                                                              -----------------

REAL ESTATE - 1.42%
         88,830  CB RICHARD ELLIS GROUP INCORPORATED CLASS A+                                                         2,090,170
          2,054  HUGOTON ROYALTY TRUST                                                                                   63,879

                                                                                                                      2,154,049
                                                                                                              -----------------

SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES - 2.97%
         46,900  E*TRADE FINANCIAL CORPORATION+                                                                       1,093,239
         25,000  INTERCONTINENTAL EXCHANGE INCORPORATED+                                                              1,490,000
         74,400  JEFFERIES GROUP INCORPORATED                                                                         1,932,912

                                                                                                                      4,516,151
                                                                                                              -----------------

THEATERS & ENTERTAINMENT - 0.81%
         62,200  REGAL ENTERTAINMENT GROUP CLASS A<<                                                                  1,222,852
                                                                                                              -----------------

TRANSPORTATION EQUIPMENT - 4.41%
         48,900  ITT INDUSTRIES INCORPORATED                                                                          2,471,895
         42,500  OSHKOSH TRUCK CORPORATION                                                                            1,822,400
         26,800  TEXTRON INCORPORATED                                                                                 2,409,588

                                                                                                                      6,703,883
                                                                                                              -----------------

WHOLESALE TRADE NON-DURABLE GOODS - 0.91%
         44,500  ENDO PHARMACEUTICALS HOLDINGS INCORPORATED+                                                          1,382,615
                                                                                                              -----------------

WHOLESALE TRADE-DURABLE GOODS - 3.79%
         90,200  CYTYC CORPORATION+                                                                                   2,218,920
         31,600  POOL CORPORATION<<                                                                                   1,230,188
         39,524  WESCO INTERNATIONAL INCORPORATED+                                                                    2,302,273

                                                                                                                      5,751,381
                                                                                                              -----------------

TOTAL COMMON STOCKS (COST $146,876,959)                                                                             151,007,214
                                                                                                              -----------------

COLLATERAL FOR SECURITIES LENDING - 30.58%

COLLATERAL INVESTED IN MONEY MARKET FUNDS - 0.63%
        680,384  SCUDDER DAILY ASSETS MONEY MARKET FUND                                                                 680,384
        274,834  SHORT TERM INVESTMENT COMPANY MONEY MARKET FUND                                                        274,834

                                                                                                                        955,218
                                                                                                              -----------------

PRINCIPAL                                                                       INTEREST RATE  MATURITY DATE
COLLATERAL INVESTED IN OTHER ASSETS - 29.95%
$       115,233  ALLIANCE & LEICESTER PLC                                             5.52%      10/25/2006             113,785
        163,168  AMERICAN GENERAL FINANCE++ +/-                                       5.40       08/15/2007             163,250
        458,937  AQUIFER FUNDING LIMITED                                              5.32       08/03/2006             458,804
        906,488  AQUIFER FUNDING LIMITED++                                            5.32       08/04/2006             906,090
         52,613  AQUIFER FUNDING LIMITED++                                            5.33       08/07/2006              52,566
        453,244  ATLAS CAPITAL FUNDING CORPORATION+/-                                 5.37       10/20/2006             453,244
        453,244  ATLAS CAPITAL FUNDING CORPORATION+/-                                 5.38       12/22/2006             453,244
        271,947  ATLAS CAPITAL FUNDING CORPORATION SERIES MTN++ +/-                   5.31       08/04/2006             271,947
        906,488  ATLAS CAPITAL FUNDING CORPORATION SERIES MTN+/-                      5.33       11/03/2006             906,488
        453,244  ATLAS CAPITAL FUNDING CORPORATION SERIES MTN++ +/-                   5.37       04/25/2007             453,244

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS    JULY 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

MID CAP GROWTH FUND
--------------------------------------------------------------------------------

PRINCIPAL        SECURITY NAME                                                  INTEREST RATE  MATURITY DATE          VALUE
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$     1,921,756  ATOMIUM FUNDING CORPORATION++                                        5.32%      08/02/2006   $       1,921,467
        352,950  ATOMIUM FUNDING CORPORATION++                                        5.25       08/07/2006             352,640
        453,244  BANCO SANTANDER TOTTA LN++ +/- ss.                                   5.37       09/14/2007             453,167
        453,244  BANK OF AMERICA NA+/-                                                5.36       06/19/2007             453,231
         54,389  BEAR STEARNS & COMPANY+/-                                            5.38       08/05/2006              54,389
        543,893  BEAR STEARNS & COMPANY+/-                                            5.37       10/04/2006             543,893
        543,893  BHP BILLITON FINANCE (USA) BV                                        5.39       08/11/2006             543,094
        485,372  BNP PARIBAS REPURCHASE AGREEMENT
                 (MATURITY VALUE $485,445)                                            5.36       08/01/2006             485,372
         11,186  BUCKINGHAM II CDO                                                    5.32       08/04/2006              11,181
        217,557  CAIRN HIGH GRADE FUNDING I++                                         5.31       08/02/2006             217,525
        562,023  CAIRN HIGH GRADE FUNDING I++                                         5.36       08/11/2006             561,197
        308,206  CAIRN HIGH GRADE FUNDING I                                           5.37       08/14/2006             307,617
        215,781  CEDAR SPRINGS CAPITAL COMPANY++                                      5.15       08/14/2006             215,368
        655,355  CEDAR SPRINGS CAPITAL COMPANY++                                      5.36       08/21/2006             653,428
         36,260  CHEYNE FINANCE LLC++                                                 5.32       08/10/2006              36,212
        453,244  CHEYNE FINANCE LLC++ +/-                                             5.47       07/16/2007             453,199
      1,160,305  CONCORD MINUTEMEN CAPITAL COMPANY SERIES B+/-                        5.34       08/14/2007           1,160,305
        316,364  CORPORATE ASSET SECURITIZATION AUSTRALIA LIMITED                     5.42       08/22/2006             315,387
      1,173,903  CORPORATE ASSET SECURITIZATION AUSTRALIA LIMITED                     5.40       08/28/2006           1,169,230
      3,625,954  CREDIT SUISSE FIRST BOSTON REPURCHASE AGREEMENT
                 (MATURITY VALUE $3,626,494)                                          5.36       08/01/2006           3,625,954
         71,576  CULLINAN FINANCE CORPORATION++                                       5.44       09/13/2006              71,122
        453,244  CULLINAN FINANCE CORPORATION SERIES MTN++ +/-                        5.13       11/15/2006             453,276
        906,488  CULLINAN FINANCE CORPORATION SERIES MTN2++ +/-                       5.35       06/25/2007             906,353
      1,772,294  DEER VALLEY FUNDING LLC++                                            5.34       08/07/2006           1,770,734
        416,985  DEER VALLEY FUNDING LLC                                              5.33       08/09/2006             416,493
        601,546  DNB NOR BANK ASA                                                     5.32       08/01/2006             601,546
         18,130  EDISON ASSET SECURITIZATION                                          5.49       12/11/2006              17,777
        906,488  EUREKA SECURITIZATION INCORPORATED++                                 5.26       08/10/2006             905,292
        453,244  FCAR OWNER TRUST SERIES II                                           5.30       08/08/2006             452,782
         72,519  FIVE FINANCE INCORPORATED                                            5.30       08/07/2006              72,455
        635,448  FOUNTAIN SQUARE COMMERCIAL FUNDING CORPORATION                       5.24       08/14/2006             634,235
         64,741  FOUNTAIN SQUARE COMMERCIAL FUNDING CORPORATION                       5.40       08/21/2006              64,551
         39,885  FOUNTAIN SQUARE COMMERCIAL FUNDING CORPORATION                       5.55       10/27/2006              39,373
         22,662  FOUNTAIN SQUARE COMMERCIAL FUNDING CORPORATION                       5.51       11/06/2006              22,337
         22,662  FOUNTAIN SQUARE COMMERCIAL FUNDING CORPORATION                       5.54       11/27/2006              22,267
      1,343,924  FOX TROT CDO++                                                       5.34       08/01/2006           1,343,924
         97,266  GEORGE STREET FINANCE LLC++                                          5.41       08/21/2006              96,980
        378,459  GOLDMAN SACHS GROUP INCORPORATED+/-                                  5.66       10/27/2006             378,663
         54,389  GRAMPIAN FUNDING LLC++                                               5.28       10/02/2006              53,891
        379,365  HARRIER FINANCE FUNDING LLC++                                        5.41       08/25/2006             378,022
         36,260  HARRIER FINANCE FUNDING LLC SERIES MTN++ +/-                         5.42       05/15/2007              36,272
         63,454  HBOS TREASURY SERVICES PLC++ +/-                                     5.58       01/12/2007              63,508
        254,270  HSBC BANK USA SERIES BKN1+/-                                         5.34       12/14/2006             254,290
        453,244  INTESA BANK IRELAND PLC++ +/-                                        5.38       08/24/2007             453,199
      2,719,465  JP MORGAN CHASE & COMPANY REPURCHASE AGREEMENT
                 (MATURITY VALUE $2,719,870)                                          5.36       08/01/2006           2,719,465
        271,947  KAUPTHING BANK SERIES MTN++ +/-                                      5.44       03/20/2007             271,691
         35,933  KLIO III FUNDING CORPORATION++                                       5.26       09/01/2006              35,769
      1,332,538  LEXINGTON PARKER CAPITAL CORPORATION++                               5.31       08/14/2006           1,329,993
      2,211,832  LIBERTY STREET FUNDING CORPORATION++                                 5.32       08/03/2006           2,211,190
         36,260  LINKS FINANCE LLC SERIES MTN1++ +/-                                  5.31       09/12/2006              36,260
        398,855  LIQUID FUNDING LIMITED                                               5.34       08/07/2006             398,504
        416,985  LIQUID FUNDING LIMITED+/-                                            5.33       08/14/2006             416,985
        271,947  LIQUID FUNDING LIMITED+/-                                            5.31       12/01/2006             271,947
        108,779  LIQUID FUNDING LIMITED SERIES MTN++ +/-                              5.33       02/20/2007             108,794
        181,298  MBIA GLOBAL FUNDING LLC++ +/-                                        5.38       02/20/2007             181,303
        911,021  MERRILL LYNCH & COMPANY SERIES MTN+/-                                5.66       10/27/2006             911,449
         79,771  MORGAN STANLEY+/-                                                    5.22       11/09/2006              79,790
        108,235  MORGAN STANLEY+/-                                                    5.35       11/24/2006             108,285
        543,893  MORGAN STANLEY+/-                                                    5.38       10/10/2006             543,893
         83,850  MORGAN STANLEY SERIES EXL+/- ss.                                     5.40       09/14/2007              83,868

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS    JULY 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

MID CAP GROWTH FUND
--------------------------------------------------------------------------------

PRINCIPAL        SECURITY NAME                                                  INTEREST RATE  MATURITY DATE          VALUE
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$     2,211,832  MORTGAGE INTEREST NET TRUST                                          5.30%      08/07/2006   $       2,209,885
         99,714  NATIONWIDE BUILDING SOCIETY++ +/-                                    5.42       12/11/2006              99,762
         16,317  NIEUW AMSTERDAM RECEIVABLES CORPORATION++                            5.38       08/15/2006              16,283
         27,195  NORDEA NORTH AMERICA INCORPORATED                                    5.38       08/18/2006              27,127
         50,781  NORTH SEA FUNDING++                                                  5.32       08/10/2006              50,714
         19,417  NORTH SEA FUNDING                                                    5.47       10/23/2006              19,179
        906,488  NORTHERN ROCK PLC++ +/- ss.                                          5.33       09/05/2007             906,579
        271,947  PARAGON MORTGAGES PLC++ +/- ss.                                      5.34       11/15/2038             271,947
         96,396  PERRY GLOBAL FUNDING LIMITED SERIES A                                5.22       08/09/2006              96,282
          6,418  PERRY GLOBAL FUNDING LIMITED SERIES A                                5.47       09/21/2006               6,370
         73,335  RACERS TRUST 2004-6-MM++ +/-                                         5.42       05/22/2006              73,347
        307,626  RANGER FUNDING CORPORATION++                                         5.39       08/29/2006             306,355
        197,596  REGENCY MARKETS LLC++                                                5.28       08/15/2006             197,189
        362,595  SLM CORPORATION++ +/-                                                5.36       05/04/2007             362,643
        308,206  STANFIELD VICTORIA FUNDING                                           5.45       11/27/2006             302,831
        209,635  TANGO FINANCE CORPORATION SERIES MTN++ +/-                           5.37       10/25/2006             209,676
        906,488  TICONDEROGA FUNDING++                                                5.40       08/30/2006             902,609
        104,808  TRAVELERS INSURANCE COMPANY+/-                                       5.42       02/09/2007             104,806
        453,244  UNICREDITO ITALIANO BANK (IRELAND) PLC SERIES EXL++ +/-              5.38       06/15/2007             453,199
        453,244  UNICREDITO ITALIANO BANK (IRELAND) PLC SERIES LIB++ +/-              5.36       03/09/2007             453,280
        362,595  VERSAILLES CDS++                                                     5.34       08/10/2006             362,117
        419,432  WHISTLEJACKET CAPITAL LIMITED (MERGING WITH WHITE PINE FINANCE)      5.30       08/01/2006             419,432
        527,032  WHISTLEJACKET CAPITAL LIMITED (MERGING WITH WHITE PINE FINANCE)      5.33       08/02/2006             526,953
         47,319  WHISTLEJACKET CAPITAL LIMITED (MERGING WITH WHITE PINE FINANCE)      5.40       09/11/2006              47,032
         69,310  WHITE PINE FINANCE                                                   5.32       08/08/2006              69,239
         20,432  YORKTOWN CAPITAL                                                     5.34       08/10/2006              20,405

                                                                                                                     45,500,287
                                                                                                              -----------------

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $46,455,505)                                                           46,455,505
                                                                                                              -----------------
SHARES

RIGHTS - 0.00%
         31,200  SEAGATE TECHNOLOGY RIGHTS(a)                                                                                 0

TOTAL RIGHTS (COST $0)                                                                                                        0
                                                                                                              -----------------

SHORT-TERM INVESTMENTS - 2.30%
      3,489,986  WELLS FARGO ADVANTAGE MONEY MARKET TRUST~ +++                                                        3,489,986
                                                                                                              -----------------

TOTAL SHORT-TERM INVESTMENTS (COST $3,489,986)                                                                        3,489,986
                                                                                                              -----------------

TOTAL INVESTMENTS IN SECURITIES
(COST $196,822,450)*                                    132.29%                                               $     200,952,705

OTHER ASSETS AND LIABILITIES, NET                       (32.29)                                                     (49,052,826)
                                                       -------                                                -----------------

TOTAL NET ASSETS                                        100.00%                                               $     151,899,879
                                                       -------                                                -----------------

+     NON-INCOME EARNING SECURITIES.

<<    ALL OR A PORTION OF THIS SECURITY IS ON LOAN.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4(2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

+/-   VARIABLE RATE INVESTMENTS.

ss. THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

(a) SECURITY FAIR VALUED IN ACCORDANCE WITH THE PROCEDURES APPROVED BY THE BOARD OF TRUSTEES.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

+++   SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $3,489,986.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS    JULY 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

SMALL CAP GROWTH FUND
--------------------------------------------------------------------------------

SHARES           SECURITY NAME                                                                                       VALUE
COMMON STOCKS - 98.95%

AMUSEMENT & RECREATION SERVICES - 1.36%
         72,200  PINNACLE ENTERTAINMENT INCORPORATED+                                                         $       1,980,446
        139,850  TOWN SPORTS INTERNATIONAL HOLDINGS INCORPORATED+                                                     1,592,892

                                                                                                                      3,573,338
                                                                                                              -----------------

APPAREL & ACCESSORY STORES - 0.60%
        142,300  CASUAL MALE RETAIL GROUP INCORPORATED+ <<                                                            1,586,645
                                                                                                              -----------------

APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS - 0.74%
         45,400  GUESS? INCORPORATED+                                                                                 1,934,040
                                                                                                              -----------------

AUTOMOTIVE REPAIR, SERVICES & PARKING - 2.00%
        174,871  WRIGHT EXPRESS CORPORATION+                                                                          5,237,386
                                                                                                              -----------------

BUSINESS SERVICES - 24.00%
         67,600  AQUANTIVE INCORPORATED+                                                                              1,385,800
        121,641  COGENT INCORPORATED+ <<                                                                              1,721,220
        129,100  EPICOR SOFTWARE CORPORATION+                                                                         1,513,052
         27,500  F5 NETWORKS INCORPORATED+                                                                            1,274,350
         70,032  GEVITY HR INCORPORATED                                                                               1,555,411
        281,200  GLOBAL CASH ACCESS INCORPORATED+                                                                     4,212,376
        181,733  HYPERCOM CORPORATION+                                                                                1,708,290
         74,100  INFOSPACE INCORPORATED+                                                                              1,634,646
             54  INTERPUBLIC GROUP OF COMPANIES INCORPORATED+                                                               442
        242,400  LABOR READY INCORPORATED+                                                                            3,953,544
        127,157  MARCHEX INCORPORATED CLASS B+ <<                                                                     1,621,252
         70,933  OPEN SOLUTIONS INCORPORATED+ <<                                                                      1,961,297
        190,124  PEOPLESUPPORT INCORPORATED+                                                                          2,287,192
        185,889  QUEST SOFTWARE INCORPORATED+                                                                         2,541,103
        431,959  SECURE COMPUTING CORPORATION+                                                                        2,401,692
        179,861  SI INTERNATIONAL INCORPORATED+                                                                       4,906,608
        505,500  SKILLSOFT PLC ADR+                                                                                   2,926,845
        238,889  TALEO CORPORATION CLASS A+                                                                           2,030,556
        190,700  TELETECH HOLDINGS INCORPORATED+                                                                      2,402,820
        125,300  TRANSACTION SYSTEMS ARCHITECTS INCORPORATED CLASS A+                                                 4,638,606
        565,090  VALUECLICK INCORPORATED+ <<                                                                          8,142,947
        237,332  WEBEX COMMUNICATIONS INCORPORATED+ <<                                                                8,135,741

                                                                                                                     62,955,790
                                                                                                              -----------------

CHEMICALS & ALLIED PRODUCTS - 7.15%
         44,542  ADAMS RESPIRATORY THERAPEUTICS INCORPORATED+ <<                                                      1,991,918
        233,417  ALKERMES INCORPORATED+ <<                                                                            4,005,436
         58,800  CONOR MEDSYSTEMS INCORPORATED+                                                                       1,628,760
         53,300  CUBIST PHARMACEUTICALS INCORPORATED+                                                                 1,221,636
        175,165  ONYX PHARMACEUTICALS INCORPORATED+ <<                                                                2,751,842
         94,600  PAREXEL INTERNATIONAL CORPORATION+                                                                   2,806,782
        212,200  SCIELE PHARMA INCORPORATED+ <<                                                                       4,337,368

                                                                                                                     18,743,742
                                                                                                              -----------------

COMMUNICATIONS - 2.33%
        126,576  CBEYOND COMMUNICATIONS INCORPORATED+ <<                                                              2,263,179
        124,958  NEUSTAR INCORPORATED CLASS A+                                                                        3,856,204

                                                                                                                      6,119,383
                                                                                                              -----------------

EATING & DRINKING PLACES - 0.89%
         88,635  CALIFORNIA PIZZA KITCHEN INCORPORATED+                                                               2,340,850
                                                                                                              -----------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS    JULY 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

SMALL CAP GROWTH FUND
--------------------------------------------------------------------------------

SHARES           SECURITY NAME                                                                                       VALUE
EDUCATIONAL SERVICES - 2.31%
         63,691  LAUREATE EDUCATION INCORPORATED+                                                             $       2,907,494
         29,100  STRAYER EDUCATION INCORPORATED                                                                       3,152,985

                                                                                                                      6,060,479
                                                                                                              -----------------

ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT - 5.68%
         76,750  HOUSTON WIRE & CABLE COMPANY+                                                                        1,444,435
        326,600  INTEGRATED DEVICE TECHNOLOGY INCORPORATED+                                                           5,052,502
        184,000  MICROSEMI CORPORATION+                                                                               4,655,200
        774,539  NMS COMMUNICATIONS CORPORATION+                                                                      1,789,185
        156,914  UNIVERSAL DISPLAY CORPORATION+ <<                                                                    1,962,994

                                                                                                                     14,904,316
                                                                                                              -----------------

ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES - 8.28%
         68,344  ADVISORY BOARD COMPANY+                                                                              3,166,377
        157,400  CV THERAPEUTICS INCORPORATED+ <<                                                                     1,928,150
         41,900  GEN-PROBE INCORPORATED+                                                                              2,176,705
         69,115  HURON CONSULTING GROUP INCORPORATED+                                                                 2,396,908
        223,471  NAVIGANT CONSULTING INCORPORATED+                                                                    4,263,827
        329,634  RESOURCES CONNECTION INCORPORATED+ <<                                                                7,802,437

                                                                                                                     21,734,404
                                                                                                              -----------------

FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT - 0.49%
         81,650  MUELLER WATER PRODUCTS INCORPORATED+ <<                                                              1,294,153
                                                                                                              -----------------

FOOD & KINDRED PRODUCTS - 0.89%
        167,316  SENOMYX INCORPORATED+                                                                                2,344,097
                                                                                                              -----------------

FURNITURE & FIXTURES - 0.69%
         84,500  WILLIAMS SCOTSMAN INTERNATIONAL INCORPORATED+                                                        1,802,385
                                                                                                              -----------------

HEALTH SERVICES - 3.76%
        172,843  INVENTIV HEALTH INCORPORATED+                                                                        4,822,320
        188,400  NEKTAR THERAPEUTICS+ <<                                                                              3,070,920
        109,600  ODYSSEY HEALTHCARE INCORPORATED+                                                                     1,973,896

                                                                                                                      9,867,136
                                                                                                              -----------------

HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES - 0.50%
         30,800  GUITAR CENTER INCORPORATED+                                                                          1,309,616
                                                                                                              -----------------

HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES - 4.18%
         73,868  GAYLORD ENTERTAINMENT COMPANY+ <<                                                                    2,823,235
        158,100  GREAT WOLF RESORTS INCORPORATED+                                                                     1,894,038
        136,672  ORIENT EXPRESS HOTELS LIMITED CLASS A                                                                4,981,694
        129,200  RED LION HOTELS CORPORATION+                                                                         1,254,532

                                                                                                                     10,953,499
                                                                                                              -----------------

INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 5.31%
         36,095  ACTUANT CORPORATION CLASS A<<                                                                        1,588,541
         50,698  GAMESTOP CORPORATION CLASS A+ <<                                                                     2,109,544
        183,508  GARDNER DENVER INCORPORATED+                                                                         6,358,552
         82,700  JLG INDUSTRIES INCORPORATED                                                                          1,496,870
         65,400  KAYDON CORPORATION<<                                                                                 2,370,750

                                                                                                                     13,924,257
                                                                                                              -----------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS    JULY 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

SMALL CAP GROWTH FUND
--------------------------------------------------------------------------------

SHARES           SECURITY NAME                                                                                       VALUE
INSURANCE CARRIERS - 1.20%
         39,738  PRA INTERNATIONAL+                                                                           $         919,537
         52,219  THE NAVIGATORS GROUP INCORPORATED+                                                                   2,219,830

                                                                                                                      3,139,367
                                                                                                              -----------------

LEGAL SERVICES - 0.80%
         80,100  FTI CONSULTING INCORPORATED+                                                                         2,102,625
                                                                                                              -----------------

MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS - 6.63%
        160,200  AMERICAN MEDICAL SYSTEMS HOLDINGS INCORPORATED+ <<                                                   2,923,650
        100,490  DJ ORTHOPEDICS INCORPORATED+                                                                         3,966,340
        296,018  IXIA+                                                                                                2,744,087
        110,200  KYPHON INCORPORATED+ <<                                                                              3,753,412
         71,400  NORTHSTAR NEUROSCIENCE INCORPORATED+ <<                                                                949,620
         51,900  SYMMETRY MEDICAL INCORPORATED+                                                                         754,107
         51,100  VARIAN INCORPORATED+                                                                                 2,298,478

                                                                                                                     17,389,694
                                                                                                              -----------------

MEMBERSHIP ORGANIZATIONS - 2.37%
         81,400  HORNBECK OFFSHORE+                                                                                   2,828,650
         98,120  TRAMMELL CROW COMPANY+                                                                               3,381,215

                                                                                                                      6,209,865
                                                                                                              -----------------

MISCELLANEOUS MANUFACTURING INDUSTRIES - 2.23%
         77,500  ACCO BRANDS CORPORATION+ <<                                                                          1,521,325
        230,801  IDENTIX INCORPORATED+                                                                                1,827,944
         85,701  SHUFFLE MASTER INCORPORATED+ <<                                                                      2,498,184

                                                                                                                      5,847,453
                                                                                                              -----------------

MISCELLANEOUS REPAIR SERVICES - 0.71%
        205,850  DYNCORP INTERNATIONAL INCORPORATED+ <<                                                               1,854,709
                                                                                                              -----------------

MISCELLANEOUS RETAIL - 1.41%
        137,630  PRICELINE.COM INCORPORATED+ <<                                                                       3,699,494
                                                                                                              -----------------

OIL & GAS EXTRACTION - 3.64%
         62,848  COMSTOCK RESOURCES INCORPORATED+                                                                     1,848,988
         84,720  GOODRICH PETROLEUM CORPORATION+ <<                                                                   2,876,244
        190,730  PETROHAWK ENERGY CORPORATION+ <<                                                                     2,235,356
         90,300  TETRA TECHNOLOGIES INCORPORATED+                                                                     2,583,483

                                                                                                                      9,544,071
                                                                                                              -----------------

PERSONAL SERVICES - 0.69%
         53,400  JACKSON HEWITT TAX SERVICE INCORPORATED                                                              1,822,542
                                                                                                              -----------------

PRINTING, PUBLISHING & ALLIED INDUSTRIES - 1.26%
        149,944  VISTAPRINT LIMITED+                                                                                  3,316,761
                                                                                                              -----------------

SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES - 1.63%
         43,500  GFI GROUP INCORPORATED+                                                                              2,495,160
         68,026  OPTIONSXPRESS HOLDINGS INCORPORATED<<                                                                1,780,921

                                                                                                                      4,276,081
                                                                                                              -----------------

TRANSPORTATION EQUIPMENT - 0.62%
        101,231  K & F INDUSTRIES HOLDINGS INCORPORATED+                                                              1,621,721
                                                                                                              -----------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS    JULY 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

SMALL CAP GROWTH FUND
--------------------------------------------------------------------------------

SHARES           SECURITY NAME                                                                                       VALUE
TRANSPORTATION SERVICES - 0.90%
        104,426  HUB GROUP INCORPORATED CLASS A+                                                              $       2,357,939
                                                                                                              -----------------

WHOLESALE TRADE-DURABLE GOODS - 3.70%
        174,700  BARNES GROUP INCORPORATED<<                                                                          2,971,647
        151,700  INTERLINE BRANDS INCORPORATED+                                                                       3,307,060
        172,789  PSS WORLD MEDICAL INCORPORATED+                                                                      3,429,862

                                                                                                                      9,708,569
                                                                                                              -----------------

TOTAL COMMON STOCKS (COST $259,241,048)                                                                             259,576,407
                                                                                                              -----------------

COLLATERAL FOR SECURITIES LENDING - 27.76%

COLLATERAL INVESTED IN MONEY MARKET FUNDS - 0.57%
      1,066,502  SCUDDER DAILY ASSETS MONEY MARKET FUND                                                               1,066,502
        430,802  SHORT TERM INVESTMENT COMPANY MONEY MARKET FUND                                                        430,802

                                                                                                                      1,497,304
                                                                                                              -----------------

PRINCIPAL                                                                       INTEREST RATE  MATURITY DATE
COLLATERAL INVESTED IN OTHER ASSETS - 27.19%
$       180,627  ALLIANCE & LEICESTER PLC                                             5.52%      10/25/2006             178,359
        255,766  AMERICAN GENERAL FINANCE++ +/-                                       5.40       08/15/2007             255,894
        719,383  AQUIFER FUNDING LIMITED                                              5.32       08/03/2006             719,175
      1,420,920  AQUIFER FUNDING LIMITED++                                            5.32       08/04/2006           1,420,295
         82,470  AQUIFER FUNDING LIMITED++                                            5.33       08/07/2006              82,398
        710,460  ATLAS CAPITAL FUNDING CORPORATION+/-                                 5.37       10/20/2006             710,460
        710,460  ATLAS CAPITAL FUNDING CORPORATION+/-                                 5.38       12/22/2006             710,460
        426,276  ATLAS CAPITAL FUNDING CORPORATION SERIES MTN++ +/-                   5.31       08/04/2006             426,276
      1,420,920  ATLAS CAPITAL FUNDING CORPORATION SERIES MTN+/-                      5.33       11/03/2006           1,420,920
        710,460  ATLAS CAPITAL FUNDING CORPORATION SERIES MTN++ +/-                   5.37       04/25/2007             710,460
      3,012,351  ATOMIUM FUNDING CORPORATION++                                        5.32       08/02/2006           3,011,899
        553,249  ATOMIUM FUNDING CORPORATION++                                        5.25       08/07/2006             552,763
        710,460  BANCO SANTANDER TOTTA LN++ +/- ss.                                   5.37       09/14/2007             710,339
        710,460  BANK OF AMERICA NA+/-                                                5.36       06/19/2007             710,439
         85,255  BEAR STEARNS & COMPANY+/-                                            5.38       08/05/2006              85,255
        852,552  BEAR STEARNS & COMPANY+/-                                            5.37       10/04/2006             852,552
        852,552  BHP BILLITON FINANCE (USA) BV                                        5.39       08/11/2006             851,299
        760,821  BNP PARIBAS REPURCHASE AGREEMENT
                 (MATURITY VALUE $760,934)                                            5.36       08/01/2006             760,821
         17,534  BUCKINGHAM II CDO                                                    5.32       08/04/2006              17,526
        341,021  CAIRN HIGH GRADE FUNDING I++                                         5.31       08/02/2006             340,970
        880,970  CAIRN HIGH GRADE FUNDING I++                                         5.36       08/11/2006             879,675
        483,113  CAIRN HIGH GRADE FUNDING I                                           5.37       08/14/2006             482,190
        338,236  CEDAR SPRINGS CAPITAL COMPANY++                                      5.15       08/14/2006             337,590
      1,027,268  CEDAR SPRINGS CAPITAL COMPANY++                                      5.36       08/21/2006           1,024,248
         56,837  CHEYNE FINANCE LLC++                                                 5.32       08/10/2006              56,762
        710,460  CHEYNE FINANCE LLC++ +/-                                             5.47       07/16/2007             710,389
      1,818,778  CONCORD MINUTEMEN CAPITAL COMPANY SERIES B+/-                        5.34       08/14/2007           1,818,778
        495,901  CORPORATE ASSET SECURITIZATION AUSTRALIA LIMITED                     5.42       08/22/2006             494,369
      1,840,092  CORPORATE ASSET SECURITIZATION AUSTRALIA LIMITED                     5.40       08/28/2006           1,832,768
      5,683,680  CREDIT SUISSE FIRST BOSTON REPURCHASE AGREEMENT
                 (MATURITY VALUE $5,684,527)                                          5.36       08/01/2006           5,683,680
        112,196  CULLINAN FINANCE CORPORATION++                                       5.44       09/13/2006             111,483
        710,460  CULLINAN FINANCE CORPORATION SERIES MTN++ +/-                        5.13       11/15/2006             710,510
      1,420,920  CULLINAN FINANCE CORPORATION SERIES MTN2++ +/-                       5.35       06/25/2007           1,420,707
      2,778,069  DEER VALLEY FUNDING LLC++                                            5.34       08/07/2006           2,775,625
        653,623  DEER VALLEY FUNDING LLC                                              5.33       08/09/2006             652,852
        942,923  DNB NOR BANK ASA                                                     5.32       08/01/2006             942,923
         28,418  EDISON ASSET SECURITIZATION                                          5.49       12/11/2006              27,865
      1,420,920  EUREKA SECURITIZATION INCORPORATED++                                 5.26       08/10/2006           1,419,044
        710,460  FCAR OWNER TRUST SERIES II                                           5.30       08/08/2006             709,735

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS    JULY 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

SMALL CAP GROWTH FUND
--------------------------------------------------------------------------------

PRINCIPAL        SECURITY NAME                                                  INTEREST RATE  MATURITY DATE        VALUE
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$       113,674  FIVE FINANCE INCORPORATED                                            5.30%      08/07/2006   $         113,574
        996,065  FOUNTAIN SQUARE COMMERCIAL FUNDING CORPORATION                       5.24       08/14/2006             994,163
        101,482  FOUNTAIN SQUARE COMMERCIAL FUNDING CORPORATION                       5.40       08/21/2006             101,184
         62,520  FOUNTAIN SQUARE COMMERCIAL FUNDING CORPORATION                       5.55       10/27/2006              61,716
         35,523  FOUNTAIN SQUARE COMMERCIAL FUNDING CORPORATION                       5.51       11/06/2006              35,014
         35,523  FOUNTAIN SQUARE COMMERCIAL FUNDING CORPORATION                       5.54       11/27/2006              34,903
      2,106,599  FOX TROT CDO++                                                       5.34       08/01/2006           2,106,599
        152,465  GEORGE STREET FINANCE LLC++                                          5.41       08/21/2006             152,016
        593,234  GOLDMAN SACHS GROUP INCORPORATED+/-                                  5.66       10/27/2006             593,554
         85,255  GRAMPIAN FUNDING LLC++                                               5.28       10/02/2006              84,474
        594,655  HARRIER FINANCE FUNDING LLC++                                        5.41       08/25/2006             592,550
         56,837  HARRIER FINANCE FUNDING LLC SERIES MTN++ +/-                         5.42       05/15/2007              56,856
         99,464  HBOS TREASURY SERVICES PLC++ +/-                                     5.58       01/12/2007              99,549
        398,568  HSBC BANK USA SERIES BKN1+/-                                         5.34       12/14/2006             398,600
        710,460  INTESA BANK IRELAND PLC++ +/-                                        5.38       08/24/2007             710,389
      4,262,760  JP MORGAN CHASE & COMPANY REPURCHASE AGREEMENT
                 (MATURITY VALUE $4,263,395)                                          5.36       08/01/2006           4,262,760
        426,276  KAUPTHING BANK SERIES MTN++ +/-                                      5.44       03/20/2007             425,875
         56,325  KLIO III FUNDING CORPORATION++                                       5.26       09/01/2006              56,067
      2,088,753  LEXINGTON PARKER CAPITAL CORPORATION++                               5.31       08/14/2006           2,084,763
      3,467,045  LIBERTY STREET FUNDING CORPORATION++                                 5.32       08/03/2006           3,466,040
         56,837  LINKS FINANCE LLC SERIES MTN1++ +/-                                  5.31       09/12/2006              56,837
        625,205  LIQUID FUNDING LIMITED                                               5.34       08/07/2006             624,655
        653,623  LIQUID FUNDING LIMITED+/-                                            5.33       08/14/2006             653,623
        426,276  LIQUID FUNDING LIMITED+/-                                            5.31       12/01/2006             426,276
        170,510  LIQUID FUNDING LIMITED SERIES MTN++ +/-                              5.33       02/20/2007             170,534
        284,184  MBIA GLOBAL FUNDING LLC++ +/-                                        5.38       02/20/2007             284,193
      1,428,025  MERRILL LYNCH & COMPANY SERIES MTN+/-                                5.66       10/27/2006           1,428,696
        852,552  MORGAN STANLEY+/-                                                    5.38       10/10/2006             852,552
        125,041  MORGAN STANLEY+/-                                                    5.22       11/09/2006             125,071
        169,658  MORGAN STANLEY+/-                                                    5.35       11/24/2006             169,736
        131,435  MORGAN STANLEY SERIES EXL+/- ss.                                     5.40       09/14/2007             131,463
      3,467,045  MORTGAGE INTEREST NET TRUST                                          5.30       08/07/2006           3,463,994
        156,301  NATIONWIDE BUILDING SOCIETY++ +/-                                    5.42       12/11/2006             156,376
         25,577  NIEUW AMSTERDAM RECEIVABLES CORPORATION++                            5.38       08/15/2006              25,524
         42,628  NORDEA NORTH AMERICA INCORPORATED                                    5.38       08/18/2006              42,521
         79,600  NORTH SEA FUNDING++                                                  5.32       08/10/2006              79,495
         30,436  NORTH SEA FUNDING                                                    5.47       10/23/2006              30,063
      1,420,920  NORTHERN ROCK PLC++ +/- ss.                                          5.33       09/05/2007           1,421,062
        426,276  PARAGON MORTGAGES PLC++ +/- ss.                                      5.34       11/15/2038             426,276
        151,101  PERRY GLOBAL FUNDING LIMITED SERIES A                                5.22       08/09/2006             150,922
         10,060  PERRY GLOBAL FUNDING LIMITED SERIES A                                5.47       09/21/2006               9,984
        114,952  RACERS TRUST 2004-6-MM++ +/-                                         5.42       05/22/2006             114,972
        482,203  RANGER FUNDING CORPORATION++                                         5.39       08/29/2006             480,212
        309,732  REGENCY MARKETS LLC++                                                5.28       08/15/2006             309,094
        568,368  SLM CORPORATION++ +/-                                                5.36       05/04/2007             568,442
        483,113  STANFIELD VICTORIA FUNDING                                           5.45       11/27/2006             474,687
        328,602  TANGO FINANCE CORPORATION SERIES MTN++ +/-                           5.37       10/25/2006             328,668
      1,420,920  TICONDEROGA FUNDING++                                                5.40       08/30/2006           1,414,839
        164,287  TRAVELERS INSURANCE COMPANY+/-                                       5.42       02/09/2007             164,283
        710,460  UNICREDITO ITALIANO BANK (IRELAND) PLC SERIES EXL++ +/-              5.38       06/15/2007             710,389
        710,460  UNICREDITO ITALIANO BANK (IRELAND) PLC SERIES LIB++ +/-              5.36       03/09/2007             710,517
        568,368  VERSAILLES CDS++                                                     5.34       08/10/2006             567,618
        657,460  WHISTLEJACKET CAPITAL LIMITED (MERGING WITH WHITE PINE FINANCE)      5.30       08/01/2006             657,460
        826,123  WHISTLEJACKET CAPITAL LIMITED (MERGING WITH WHITE PINE FINANCE)      5.33       08/02/2006             825,999
         74,172  WHISTLEJACKET CAPITAL LIMITED (MERGING WITH WHITE PINE FINANCE)      5.40       09/11/2006              73,723
        108,644  WHITE PINE FINANCE                                                   5.32       08/08/2006             108,533
         32,028  YORKTOWN CAPITAL                                                     5.34       08/10/2006              31,985

                                                                                                                     71,321,673
                                                                                                              -----------------

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $72,818,977)                                                           72,818,977
                                                                                                              -----------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS    JULY 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

SMALL CAP GROWTH FUND
--------------------------------------------------------------------------------

SHARES           SECURITY NAME                                                                                      VALUE
WARRANTS - 0.00%
            108  IMPERIAL CREDIT INDUSTRY+(a)                                                                 $               0
          2,851  TIMCO AVIATION SERVICES INCORPORATED+(a)                                                                     1

TOTAL WARRANTS (COST $0)                                                                                                      1
                                                                                                              -----------------

SHORT-TERM INVESTMENTS - 0.99%
      2,592,464  WELLS FARGO ADVANTAGE MONEY MARKET TRUST~ +++                                                        2,592,464
                                                                                                              -----------------

TOTAL SHORT-TERM INVESTMENTS (COST $2,592,464)                                                                        2,592,464
                                                                                                              -----------------

TOTAL INVESTMENTS IN SECURITIES
(COST $334,652,489)*                                    127.70%                                               $     334,987,849

OTHER ASSETS AND LIABILITIES, NET                       (27.70)                                                     (72,657,712)
                                                       -------                                                -----------------

TOTAL NET ASSETS                                        100.00%                                               $     262,330,137
                                                       -------                                                -----------------

+     NON-INCOME EARNING SECURITIES.

<<    ALL OR A PORTION OF THIS SECURITY IS ON LOAN.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4(2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

+/-   VARIABLE RATE INVESTMENTS.

ss. THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

(a) SECURITY FAIR VALUED IN ACCORDANCE WITH THE PROCEDURES APPROVED BY THE BOARD OF TRUSTEES.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

+++   SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $2,592,464.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS    JULY 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

SMALL CAP OPPORTUNITIES FUND
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                                     VALUE
COMMON STOCKS - 94.95%

AMUSEMENT & RECREATION SERVICES - 0.41%
          42,170  INTRAWEST CORPORATION<<                                                                     $       1,176,121
          68,100  PINNACLE ENTERTAINMENT INCORPORATED+                                                                1,867,983

                                                                                                                      3,044,104
                                                                                                              -----------------

APPAREL & ACCESSORY STORES - 1.02%
         305,400  CLAIRE'S STORES INCORPORATED                                                                        7,644,162
                                                                                                              -----------------

AUTOMOTIVE REPAIR, SERVICES & PARKING - 0.53%
         125,400  STANDARD PARKING CORPORATION<< +                                                                    3,920,004
                                                                                                              -----------------

BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS - 0.76%
         249,900  PERINI CORPORATION<< +                                                                              5,652,738
                                                                                                              -----------------

BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS - 0.67%
         126,400  CENTRAL GARDEN & PET COMPANY<< +                                                                    4,997,856
                                                                                                              -----------------

BUSINESS SERVICES - 16.93%
         178,200  ABM INDUSTRIES INCORPORATED                                                                         2,940,300
          82,900  BRADY CORPORATION CLASS A                                                                           2,798,704
         142,800  CSG SYSTEMS INTERNATIONAL INCORPORATED+                                                             3,718,512
         140,800  F5 NETWORKS INCORPORATED+                                                                           6,524,672
         108,600  FILENET CORPORATION<< +                                                                             3,455,652
         646,200  GARTNER INCORPORATED<< +                                                                            9,201,888
          91,600  GEVITY HR INCORPORATED                                                                              2,034,436
         124,950  H&E EQUIPMENT SERVICES INCORPORATED+                                                                3,308,676
         175,600  HEIDRICK & STRUGGLES INTERNATIONAL INCORPORATED+                                                    5,675,392
         924,400  INFORMATICA CORPORATION<< +                                                                        12,913,868
         219,300  KANBAY INTERNATIONAL INCORPORATED<< +                                                               3,179,850
         278,500  MAPINFO CORPORATION+                                                                                3,191,610
         503,700  PARAMETRIC TECHNOLOGY CORPORATION+                                                                  7,787,202
         328,500  PEROT SYSTEMS CORPORATION CLASS A+                                                                  4,375,620
         323,300  RENT-A-CENTER INCORPORATED+                                                                         8,706,469
         630,200  RIGHTNOW TECHNOLOGIES INCORPORATED<< +                                                              7,644,326
         551,600  RSA SECURITY INCORPORATED+                                                                         15,213,128
         348,200  SONICWALL INCORPORATED+                                                                             3,482,000
         146,100  SRA INTERNATIONAL INCORPORATED CLASS A<< +                                                          3,534,159
         337,600  THQ INCORPORATED<< +                                                                                7,660,144
         392,100  VALUECLICK INCORPORATED<< +                                                                         5,650,161
         100,300  VIAD CORPORATION                                                                                    3,257,744

                                                                                                                    126,254,513
                                                                                                              -----------------

CHEMICALS & ALLIED PRODUCTS - 8.56%
          59,300  ADAMS RESPIRATORY THERAPEUTICS INCORPORATED<< +                                                     2,651,896
         384,036  ANGIOTECH PHARMACEUTICALS INCORPORATED<< +                                                          4,608,432
         271,900  ARRAY BIOPHARMA INCORPORATED+                                                                       2,273,084
         145,500  BIOMARIN PHARMACEUTICAL INCORPORATED<< +                                                            2,125,755
          34,900  CYTEC INDUSTRIES INCORPORATED                                                                       1,864,009
         111,300  DIGENE CORPORATION+                                                                                 4,697,973
         113,300  FMC CORPORATION                                                                                     6,989,477
         206,887  IMMUCOR INCORPORATED+                                                                               4,119,120
         194,800  KOOPER HOLDINGS INCORPORATED                                                                        3,734,316
         341,500  MEDICIS PHARMACEUTICAL CORPORATION CLASS A<<                                                        9,411,740
         196,600  NUVELO INCORPORATED+                                                                                3,342,200
         625,500  SALIX PHARMACEUTICALS LIMITED+                                                                      6,380,100
         389,200  SCIELE PHARMA INCORPORATED<< +                                                                      7,955,248

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS    JULY 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

SMALL CAP OPPORTUNITIES FUND
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                                     VALUE
CHEMICALS & ALLIED PRODUCTS (continued)
         133,800  WESTLAKE CHEMICAL CORPORATION                                                               $       3,666,120

                                                                                                                     63,819,470
                                                                                                              -----------------

COMMUNICATIONS - 2.24%
          17,976  CBEYOND COMMUNICATIONS INCORPORATED<< +                                                               321,411
         212,800  CLEAR CHANNEL OUTDOOR HOLDINGS INCORPORATED+                                                        4,366,656
         252,000  ESCHELON TELECOM INCORPORATED+                                                                      3,651,480
         214,700  SBA COMMUNICATIONS CORPORATION+                                                                     5,127,036
         193,600  TIME WARNER TELECOM INCORPORATED<< +                                                                3,242,800

                                                                                                                     16,709,383
                                                                                                              -----------------

CONSTRUCTION SPECIAL TRADE CONTRACTORS - 0.01%
           3,000  COMFORT SYSTEMS USA INCORPORATED                                                                       41,310
                                                                                                              -----------------

DEPOSITORY INSTITUTIONS - 5.38%
         191,800  BANK OF HAWAII CORPORATION                                                                          9,501,772
          54,600  BOSTON PRIVATE FINANCIAL HOLDINGS INCORPORATED                                                      1,372,098
         136,997  CULLEN FROST BANKERS INCORPORATED                                                                   8,044,464
         272,100  CVB FINANCIAL CORPORATION                                                                           4,051,569
          80,800  EURONET WORLDWIDE INCORPORATED<< +                                                                  2,053,128
          83,200  SVB FINANCIAL GROUP+                                                                                3,729,024
         601,500  TAC ACQUISITION CORPORATION+                                                                        3,639,075
         161,100  WESTAMERICA BANCORPORATION                                                                          7,750,521

                                                                                                                     40,141,651
                                                                                                              -----------------

EATING & DRINKING PLACES - 1.14%
         137,500  P.F. CHANG'S CHINA BISTRO INCORPORATED<< +                                                          4,156,625
         165,500  RARE HOSPITALITY INTERNATIONAL INCORPORATED+                                                        4,352,650

                                                                                                                      8,509,275
                                                                                                              -----------------

ELECTRIC, GAS & SANITARY SERVICES - 3.27%
          82,300  ITC HOLDINGS CORPORATION<<                                                                          2,560,353
          49,300  ORMAT TECHNOLOGIES INCORPORATED<<                                                                   1,823,607
         294,250  PNM RESOURCES INCORPORATED                                                                          7,888,843
         202,000  SOUTHERN UNION COMPANY<<                                                                            5,482,280
         176,800  WASTE CONNECTIONS INCORPORATED<< +                                                                  6,608,784

                                                                                                                     24,363,867
                                                                                                              -----------------

ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT - 3.74%
         786,700  ADVANCED ANALOGIC TECHNOLOGIES INCORPORATED<< +                                                     7,402,847
         512,300  INTEGRATED DEVICE TECHNOLOGY INCORPORATED+                                                          7,925,281
         639,000  MIPS TECHNOLOGIES INCORPORATED+                                                                     4,044,870
         583,600  VOLTERRA SEMICONDUCTOR CORPORATION<< +                                                              8,508,888

                                                                                                                     27,881,886
                                                                                                              -----------------

ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES - 2.58%
         324,400  DIAMONDCLUSTER INTERNATIONAL INCORPORATED+                                                          2,926,088
         267,996  DIVERSA CORPORATION+                                                                                2,508,443
          33,100  INFRASOURCE SERVICES INCORPORATED+                                                                    614,998
         483,800  LEXICON GENETICS INCORPORATED<< +                                                                   2,133,558
         190,300  MTC TECHNOLOGIES INCORPORATED+                                                                      3,849,769
         219,300  WATSON WYATT & COMPANY HOLDINGS<<                                                                   7,228,128

                                                                                                                     19,260,984
                                                                                                              -----------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS    JULY 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

SMALL CAP OPPORTUNITIES FUND
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                                     VALUE
FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT - 0.44%
         107,200  MOBILE MINI INCORPORATED<< +                                                                $       3,282,464
                                                                                                              -----------------

FOOD & KINDRED PRODUCTS - 2.21%
         236,000  FLOWERS FOODS INCORPORATED                                                                          6,721,280
         137,300  RALCORP HOLDINGS INCORPORATED+                                                                      5,722,664
         287,700  SENOMYX INCORPORATED<< +                                                                            4,030,677

                                                                                                                     16,474,621
                                                                                                              -----------------

HEALTH SERVICES - 2.44%
         161,200  DIALYSIS CORPORATION OF AMERICA+ <<                                                                 1,760,304
           9,400  EDUCATE INCORPORATED+                                                                                  54,332
         187,600  HUMAN GENOME SCIENCES INCORPORATED<< +                                                              1,821,596
          88,200  PSYCHIATRIC SOLUTIONS INCORPORATED<< +                                                              2,777,418
         231,044  SYMBION INCORPORATED+                                                                               4,345,937
         301,124  UNITED SURGICAL PARTNERS INTERNATIONAL INCORPORATED<< +                                             7,437,763

                                                                                                                     18,197,350
                                                                                                              -----------------

HOLDING & OTHER INVESTMENT OFFICES - 3.00%
         207,350  ANNALY MORTGAGE MANAGEMENT INCORPORATED<<                                                           2,656,154
         103,508  BRANDYWINE REALTY TRUST                                                                             3,274,993
          85,800  CRYSTAL RIVER CAPITAL INCORPORATED+                                                                 1,903,902
         174,400  DIGITAL REALITY TRUST INCORPORATED                                                                  4,766,352
         165,811  HEALTH CARE REIT INCORPORATED                                                                       6,000,700
          66,300  MID-AMERICA APARTMENT COMMUNITIES INCORPORATED                                                      3,787,056

                                                                                                                     22,389,157
                                                                                                              -----------------

HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES - 0.57%
         116,001  ORIENT EXPRESS HOTELS LIMITED CLASS A                                                               4,228,236
                                                                                                              -----------------

INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 8.69%
         125,300  ACTUANT CORPORATION CLASS A<<                                                                       5,514,453
         438,700  AXCELIS TECHNOLOGIES INCORPORATED+                                                                  2,426,011
         525,700  DRESSER RAND GROUP INCORPORATED+                                                                   11,970,189
         611,400  EMULEX CORPORATION+                                                                                 9,103,746
          98,100  IDEX CORPORATION                                                                                    4,262,445
          32,900  KENNAMETAL INCORPORATED                                                                             1,751,925
          95,900  MANITOWOC COMPANY INCORPORATED                                                                      3,765,034
         495,400  SCIENTIFIC GAMES CORPORATION CLASS A+                                                              16,828,738
         194,229  SHAW INDUSTRIES LIMITED CLASS A                                                                     3,344,988
         385,900  ULTRATECH INCORPORATED<< +                                                                          5,842,526

                                                                                                                     64,810,055
                                                                                                              -----------------

INSURANCE CARRIERS - 6.94%
         170,600  ARGONAUT GROUP INCORPORATED+                                                                        4,974,696
         487,900  CONSECO INCORPORATED<< +                                                                           11,124,120
         215,500  ENDURANCE SPECIALTY HOLDINGS LIMITED                                                                6,542,580
         621,853  MAX RE CAPITAL LIMITED                                                                             13,991,692
         305,400  REINSURANCE GROUP OF AMERICA INCORPORATED                                                          15,138,678

                                                                                                                     51,771,766
                                                                                                              -----------------

JUSTICE, PUBLIC ORDER & SAFETY - 0.70%
         126,900  GEO GROUP INCORPORATED+                                                                             5,230,818
                                                                                                              -----------------

LOCAL & SUB-TRANSIT & INTERURBAN HIGHWAY PASS TRANSPORTATION - 0.47%
         133,100  LAIDLAW INTERNATIONAL INCORPORATED                                                                  3,527,150
                                                                                                              -----------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS    JULY 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

SMALL CAP OPPORTUNITIES FUND
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                                     VALUE
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS - 5.29%
         359,600  CEPHEID INCORPORATED<< +                                                                    $       3,279,552
         117,700  COOPER COMPANIES INCORPORATED                                                                       5,202,340
         104,000  DJ ORTHOPEDICS INCORPORATED+                                                                        4,104,880
          77,500  DRS TECHNOLOGIES INCORPORATED                                                                       3,587,475
         205,800  FEI COMPANY<< +                                                                                     4,482,324
         274,776  II-VI INCORPORATED+                                                                                 5,086,104
         110,100  POLYMEDICA CORPORATION                                                                              4,261,971
          98,000  ROFIN-SINAR TECHNOLOGIES INCORPORATED+                                                              5,275,340
         187,900  VEECO INSTRUMENTS INCORPORATED<< +                                                                  4,186,412

                                                                                                                     39,466,398
                                                                                                              -----------------

MEMBERSHIP ORGANIZATIONS - 1.72%
         205,500  AVIALL+                                                                                             9,767,415
          57,200  RITCHIE BROS. AUCTIONEERS INCORPORATED                                                              3,088,800

                                                                                                                     12,856,215
                                                                                                              -----------------

METAL MINING - 1.17%
          83,800  AGNICO-EAGLE MINES LIMITED                                                                          2,999,202
         393,000  COEUR D'ALENE MINES CORPORATION<< +                                                                 1,878,540
         132,330  GOLDCORP INCORPORATED<<                                                                             3,873,299

                                                                                                                      8,751,041
                                                                                                              -----------------

NON-DEPOSITORY CREDIT INSTITUTIONS - 1.11%
         429,705  APOLLO INVESTMENT CORPORATION                                                                       8,284,712
                                                                                                              -----------------

OIL & GAS EXTRACTION - 5.10%
         176,455  BIRCHCLIFF ENERGY LIMITED+                                                                            932,404
         163,294  DENBURY RESOURCES INCORPORATED+                                                                     5,661,403
         266,550  GALLEON ENERGY INCORPORATED A+                                                                      5,193,450
         369,100  HANOVER COMPRESSOR COMPANY<< +                                                                      7,012,900
         100,800  ST. MARY LAND & EXPLORATION COMPANY                                                                 4,334,400
         279,500  SUPERIOR ENERGY SERVICES INCORPORATED+                                                              9,572,875
         309,311  WILLBROS GROUP INCORPORATED<< +                                                                     5,289,218

                                                                                                                     37,996,650
                                                                                                              -----------------

PAPER & ALLIED PRODUCTS - 0.45%
         321,400  XERIUM TECHNOLOGIES INCORPORATED                                                                    3,329,704
                                                                                                              -----------------

PERSONAL SERVICES - 0.40%
          88,800  REGIS CORPORATION                                                                                   2,990,784
                                                                                                              -----------------

PRIMARY METAL INDUSTRIES - 0.60%
         132,100  SCHNITZER STEEL INDUSTRY                                                                            4,478,190
                                                                                                              -----------------

RAILROAD TRANSPORTATION - 0.77%
         233,700  KANSAS CITY SOUTHERN<< +                                                                            5,753,694
                                                                                                              -----------------

SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES - 0.24%
         115,900  COWEN GROUP INCORPORATED+                                                                           1,781,383
                                                                                                              -----------------

SOCIAL SERVICES - 0.43%
          82,800  BRIGHT HORIZONS FAMILY SOLUTIONS INCORPORATED+                                                      3,183,660
                                                                                                              -----------------

SOFTWARE - 0.12%
          31,400  MANTECH INTERNATIONAL CORPORATION CLASS A+                                                            885,166
                                                                                                              -----------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS    JULY 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

SMALL CAP OPPORTUNITIES FUND
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                                     VALUE
TEXTILE MILL PRODUCTS - 0.84%
         174,300  ALBANY INTERNATIONAL CORPORATION CLASS A                                                    $       6,262,599
                                                                                                              -----------------

TRANSPORTATION BY AIR - 0.92%
         414,300  REPUBLIC AIRWAYS HOLDINGS INCORPORATED+                                                             6,885,666
                                                                                                              -----------------

TRANSPORTATION SERVICES - 0.61%
         202,100  HUB GROUP INCORPORATED CLASS A+                                                                     4,563,418
                                                                                                              -----------------

WATER TRANSPORTATION - 0.24%
         111,800  HORIZON LINES INCORPORATED                                                                          1,788,800
                                                                                                              -----------------

WHOLESALE TRADE NON-DURABLE GOODS - 2.24%
         219,200  AIRGAS INCORPORATED                                                                                 7,946,000
         181,300  ALLSCRIPTS HEALTHCARE SOLUTIONS INCORPORATED<< +                                                    3,455,578
         169,800  ENDO PHARMACEUTICALS HOLDINGS INCORPORATED+                                                         5,275,686

                                                                                                                     16,677,264
                                                                                                              -----------------

TOTAL COMMON STOCKS (COST $638,556,982)                                                                             708,088,164
                                                                                                              -----------------

INVESTMENT COMPANIES - 0.37%
         194,331  TECHNOLOGY INVESTMENT CAPITAL CORPORATION                                                           2,792,537

TOTAL INVESTMENT COMPANIES (COST $2,856,034)                                                                          2,792,537
                                                                                                              -----------------

COLLATERAL FOR SECURITIES LENDING - 18.64%

COLLATERAL INVESTED IN MONEY MARKET FUNDS - 0.38%
       2,035,570  SCUDDER DAILY ASSETS MONEY MARKET FUND                                                              2,035,570
         822,246  SHORT TERM INVESTMENT COMPANY MONEY MARKET FUND                                                       822,246

                                                                                                                      2,857,816
                                                                                                              -----------------

PRINCIPAL                                                                        INTEREST RATE  MATURITY DATE
COLLATERAL INVESTED IN OTHER ASSETS - 18.26%
$        344,753  ALLIANCE & LEICESTER PLC                                             5.52%      10/25/2006            340,423
         488,165  AMERICAN GENERAL FINANCE++ +/-                                       5.40       08/15/2007            488,409
       1,373,045  AQUIFER FUNDING LIMITED                                              5.32       08/03/2006          1,372,646
       2,712,026  AQUIFER FUNDING LIMITED++                                            5.32       08/04/2006          2,710,833
         157,406  AQUIFER FUNDING LIMITED++                                            5.33       08/07/2006            157,267
       1,356,013  ATLAS CAPITAL FUNDING CORPORATION+/-                                 5.37       10/20/2006          1,356,013
       1,356,013  ATLAS CAPITAL FUNDING CORPORATION+/-                                 5.38       12/22/2006          1,356,013
         813,608  ATLAS CAPITAL FUNDING CORPORATION SERIES MTN++ +/-                   5.31       08/04/2006            813,608
       2,712,026  ATLAS CAPITAL FUNDING CORPORATION SERIES MTN+/-                      5.33       11/03/2006          2,712,026
       1,356,013  ATLAS CAPITAL FUNDING CORPORATION SERIES MTN++ +/-                   5.37       04/25/2007          1,356,013
       5,749,495  ATOMIUM FUNDING CORPORATION++                                        5.32       08/02/2006          5,748,633
       1,055,954  ATOMIUM FUNDING CORPORATION++                                        5.25       08/07/2006          1,055,025
       1,356,013  BANCO SANTANDER TOTTA LN++ +/- ss.                                   5.37       09/14/2007          1,355,783
       1,356,013  BANK OF AMERICA NA+/-                                                5.36       06/19/2007          1,355,972
         162,722  BEAR STEARNS & COMPANY+/-                                            5.38       08/05/2006            162,722
       1,627,216  BEAR STEARNS & COMPANY+/-                                            5.37       10/04/2006          1,627,216
       1,627,216  BHP BILLITON FINANCE (USA) BV                                        5.39       08/11/2006          1,624,824
       1,452,133  BNP PARIBAS REPURCHASE AGREEMENT
                  (MATURITY VALUE $1,452,350)                                          5.36       08/01/2006          1,452,133
          33,466  BUCKINGHAM II CDO                                                    5.32       08/04/2006             33,452
         650,886  CAIRN HIGH GRADE FUNDING I++                                         5.31       08/02/2006            650,789
       1,681,456  CAIRN HIGH GRADE FUNDING I++                                         5.36       08/11/2006          1,678,984
         922,089  CAIRN HIGH GRADE FUNDING I                                           5.37       08/14/2006            920,328
         645,571  CEDAR SPRINGS CAPITAL COMPANY++                                      5.15       08/14/2006            644,338
       1,960,686  CEDAR SPRINGS CAPITAL COMPANY++                                      5.36       08/21/2006          1,954,922
         108,481  CHEYNE FINANCE LLC++                                                 5.32       08/10/2006            108,338

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS    JULY 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

SMALL CAP OPPORTUNITIES FUND
--------------------------------------------------------------------------------

PRINCIPAL         SECURITY NAME                                                  INTEREST RATE  MATURITY DATE       VALUE
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$      1,356,013  CHEYNE FINANCE LLC++ +/-                                             5.47%      07/16/2007   $      1,355,877
       3,471,393  CONCORD MINUTEMEN CAPITAL COMPANY SERIES B+/-                        5.34       08/14/2007          3,471,393
         946,497  CORPORATE ASSET SECURITIZATION AUSTRALIA LIMITED                     5.42       08/22/2006            943,572
       3,512,074  CORPORATE ASSET SECURITIZATION AUSTRALIA LIMITED                     5.40       08/28/2006          3,498,096
      10,848,104  CREDIT SUISSE FIRST BOSTON REPURCHASE AGREEMENT
                  (MATURITY VALUE $10,849,719)                                         5.36       08/01/2006         10,848,104
         214,142  CULLINAN FINANCE CORPORATION++                                       5.44       09/13/2006            212,782
       1,356,013  CULLINAN FINANCE CORPORATION SERIES MTN++ +/-                        5.13       11/15/2006          1,356,108
       2,712,026  CULLINAN FINANCE CORPORATION SERIES MTN2++ +/-                       5.35       06/25/2007          2,711,619
       5,302,336  DEER VALLEY FUNDING LLC++                                            5.34       08/07/2006          5,297,670
       1,247,532  DEER VALLEY FUNDING LLC                                              5.33       08/09/2006          1,246,060
       1,799,700  DNB NOR BANK ASA                                                     5.32       08/01/2006          1,799,701
          54,241  EDISON ASSET SECURITIZATION                                          5.49       12/11/2006             53,184
       2,712,026  EUREKA SECURITIZATION INCORPORATED++                                 5.26       08/10/2006          2,708,446
       1,356,013  FCAR OWNER TRUST SERIES II                                           5.30       08/08/2006          1,354,630
         216,962  FIVE FINANCE INCORPORATED                                            5.30       08/07/2006            216,771
       1,901,130  FOUNTAIN SQUARE COMMERCIAL FUNDING CORPORATION                       5.24       08/14/2006          1,897,499
         193,693  FOUNTAIN SQUARE COMMERCIAL FUNDING CORPORATION                       5.40       08/21/2006            193,123
         119,329  FOUNTAIN SQUARE COMMERCIAL FUNDING CORPORATION                       5.55       10/27/2006            117,795
          67,801  FOUNTAIN SQUARE COMMERCIAL FUNDING CORPORATION                       5.51       11/06/2006             66,829
          67,801  FOUNTAIN SQUARE COMMERCIAL FUNDING CORPORATION                       5.54       11/27/2006             66,618
       4,020,741  FOX TROT CDO++                                                       5.34       08/01/2006          4,020,741
         291,000  GEORGE STREET FINANCE LLC++                                          5.41       08/21/2006            290,145
       1,132,271  GOLDMAN SACHS GROUP INCORPORATED+/-                                  5.66       10/27/2006          1,132,882
         162,722  GRAMPIAN FUNDING LLC++                                               5.28       10/02/2006            161,231
       1,134,983  HARRIER FINANCE FUNDING LLC++                                        5.41       08/25/2006          1,130,965
         108,481  HARRIER FINANCE FUNDING LLC SERIES MTN++ +/-                         5.42       05/15/2007            108,518
         189,842  HBOS TREASURY SERVICES PLC++ +/-                                     5.58       01/12/2007            190,003
         760,723  HSBC BANK USA SERIES BKN1+/-                                         5.34       12/14/2006            760,784
       1,356,013  INTESA BANK IRELAND PLC++ +/-                                        5.38       08/24/2007          1,355,877
       8,136,078  JP MORGAN CHASE & COMPANY REPURCHASE AGREEMENT
                  (MATURITY VALUE $8,137,289)                                          5.36       08/01/2006          8,136,078
         813,608  KAUPTHING BANK SERIES MTN++ +/-                                      5.44       03/20/2007            812,843
         107,505  KLIO III FUNDING CORPORATION++                                       5.26       09/01/2006            107,012
       3,986,678  LEXINGTON PARKER CAPITAL CORPORATION++                               5.31       08/14/2006          3,979,064
       6,617,344  LIBERTY STREET FUNDING CORPORATION++                                 5.32       08/03/2006          6,615,425
         108,481  LINKS FINANCE LLC SERIES MTN1++ +/-                                  5.31       09/12/2006            108,482
       1,193,291  LIQUID FUNDING LIMITED                                               5.34       08/07/2006          1,192,241
       1,247,532  LIQUID FUNDING LIMITED+/-                                            5.33       08/14/2006          1,247,532
         813,608  LIQUID FUNDING LIMITED+/-                                            5.31       12/01/2006            813,608
         325,443  LIQUID FUNDING LIMITED SERIES MTN++ +/-                              5.33       02/20/2007            325,489
         542,405  MBIA GLOBAL FUNDING LLC++ +/-                                        5.38       02/20/2007            542,421
       2,725,586  MERRILL LYNCH & COMPANY SERIES MTN+/-                                5.66       10/27/2006          2,726,867
       1,627,216  MORGAN STANLEY+/-                                                    5.38       10/10/2006          1,627,216
         238,658  MORGAN STANLEY+/-                                                    5.22       11/09/2006            238,716
         323,816  MORGAN STANLEY+/-                                                    5.35       11/24/2006            323,965
         250,862  MORGAN STANLEY SERIES EXL+/- ss.                                     5.40       09/14/2007            250,915
       6,617,344  MORTGAGE INTEREST NET TRUST                                          5.30       08/07/2006          6,611,520
         298,323  NATIONWIDE BUILDING SOCIETY++ +/-                                    5.42       12/11/2006            298,466
          48,816  NIEUW AMSTERDAM RECEIVABLES CORPORATION++                            5.38       08/15/2006             48,716
          81,361  NORDEA NORTH AMERICA INCORPORATED                                    5.38       08/18/2006             81,157
         151,928  NORTH SEA FUNDING++                                                  5.32       08/10/2006            151,727
          58,092  NORTH SEA FUNDING                                                    5.47       10/23/2006             57,379
       2,712,026  NORTHERN ROCK PLC++ +/- ss.                                          5.33       09/05/2007          2,712,297
         813,608  PARAGON MORTGAGES PLC++ +/- ss.                                      5.34       11/15/2038            813,608
         288,397  PERRY GLOBAL FUNDING LIMITED SERIES A                                5.22       08/09/2006            288,057
          19,201  PERRY GLOBAL FUNDING LIMITED SERIES A                                5.47       09/21/2006             19,056
         219,403  RACERS TRUST 2004-6-MM++ +/-                                         5.42       05/22/2006            219,440
         920,353  RANGER FUNDING CORPORATION++                                         5.39       08/29/2006            916,552
         591,167  REGENCY MARKETS LLC++                                                5.28       08/15/2006            589,950
       1,084,810  SLM CORPORATION++ +/-                                                5.36       05/04/2007          1,084,951
         922,089  STANFIELD VICTORIA FUNDING                                           5.45       11/27/2006            906,008
         627,183  TANGO FINANCE CORPORATION SERIES MTN++ +/-                           5.37       10/25/2006            627,309

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS    JULY 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

SMALL CAP OPPORTUNITIES FUND
--------------------------------------------------------------------------------

PRINCIPAL         SECURITY NAME                                                  INTEREST RATE  MATURITY DATE        VALUE
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$      2,712,026  TICONDEROGA FUNDING++                                                5.40%      08/30/2006   $      2,700,419
         313,564  TRAVELERS INSURANCE COMPANY+/-                                       5.42       02/09/2007            313,558
       1,356,013  UNICREDITO ITALIANO BANK (IRELAND) PLC SERIES EXL++ +/-              5.38       06/15/2007          1,355,877
       1,356,013  UNICREDITO ITALIANO BANK (IRELAND) PLC SERIES LIB++ +/-              5.36       03/09/2007          1,356,122
       1,084,810  VERSAILLES CDS++                                                     5.34       08/10/2006          1,083,378
       1,254,854  WHISTLEJACKET CAPITAL LIMITED (MERGING WITH WHITE PINE FINANCE)      5.30       08/01/2006          1,254,854
       1,576,772  WHISTLEJACKET CAPITAL LIMITED (MERGING WITH WHITE PINE FINANCE)      5.33       08/02/2006          1,576,535
         141,568  WHISTLEJACKET CAPITAL LIMITED (MERGING WITH WHITE PINE FINANCE)      5.40       09/11/2006            140,710
         207,362  WHITE PINE FINANCE                                                   5.32       08/08/2006            207,150
          61,129  YORKTOWN CAPITAL                                                     5.34       08/10/2006             61,048

                                                                                                                    136,127,451
                                                                                                               ----------------

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $138,985,267)                                                         138,985,267
                                                                                                               ----------------
SHARES

SHORT-TERM INVESTMENTS - 5.22%
      38,918,576  WELLS FARGO ADVANTAGE MONEY MARKET TRUST~ +++                                                      38,918,576
                                                                                                               ----------------

TOTAL SHORT-TERM INVESTMENTS (COST $38,918,576)                                                                      38,918,576
                                                                                                               ----------------

TOTAL INVESTMENTS IN SECURITIES
(COST $819,316,859)*                                     119.18%                                               $    888,784,544

OTHER ASSETS AND LIABILITIES, NET                        (19.18)                                                   (143,051,912)
                                                        -------                                                ----------------

TOTAL NET ASSETS                                         100.00%                                               $    745,732,632
                                                        -------                                                ----------------

<<    ALL OR A PORTION OF THIS SECURITY IS ON LOAN.

+     NON-INCOME EARNING SECURITIES.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4(2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

+/-   VARIABLE RATE INVESTMENTS.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

ss. THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

+++   SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $38,918,576.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS    JULY 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

C&B MID CAP VALUE FUND
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                                     VALUE
COMMON STOCKS - 96.29%

AMUSEMENT & RECREATION SERVICES - 0.96%
         149,300  INTERNATIONAL SPEEDWAY CORPORATION CLASS A                                                  $       6,755,825
                                                                                                              -----------------

APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS - 2.38%
         568,500  JONES APPAREL GROUP INCORPORATED                                                                   16,827,600
                                                                                                              -----------------

BUSINESS SERVICES - 13.85%
       1,001,490  CATALINA MARKETING CORPORATION<<                                                                   29,113,314
          47,300  CONTAX PARTICIPACOES SA ADR+                                                                           38,285
         597,200  IMS HEALTH INCORPORATED<<                                                                          16,387,168
         818,300  MONEYGRAM INTERNATIONAL INCORPORATED                                                               25,080,895
       1,355,170  PARAMETRIC TECHNOLOGY CORPORATION+                                                                 20,950,928
         190,163  VIAD CORPORATION                                                                                    6,176,494

                                                                                                                     97,747,084
                                                                                                              -----------------

CHEMICALS & ALLIED PRODUCTS - 6.24%
         164,258  ALBEMARLE CORPORATION                                                                               8,281,888
         514,536  INTERNATIONAL FLAVORS & FRAGRANCES INCORPORATED                                                    19,037,832
         677,590  VALSPAR CORPORATION                                                                                16,689,042

                                                                                                                     44,008,762
                                                                                                              -----------------

DEPOSITORY INSTITUTIONS - 1.59%
         416,515  SOUTH FINANCIAL GROUP INCORPORATED                                                                 11,254,235
                                                                                                              -----------------

EATING & DRINKING PLACES - 2.71%
         338,800  ARAMARK CORPORATION CLASS B                                                                        10,875,480
         251,488  CBRL GROUP INCORPORATED<<                                                                           8,216,113

                                                                                                                     19,091,593
                                                                                                              -----------------

ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT - 5.71%
       1,653,800  AMERICAN POWER CONVERSION CORPORATION<<                                                            27,916,144
       1,091,050  FLEXTRONICS INTERNATIONAL LIMITED+                                                                 12,372,507

                                                                                                                     40,288,651
                                                                                                              -----------------

ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES - 1.56%
         183,750  QUEST DIAGNOSTICS INCORPORATED                                                                     11,047,050
                                                                                                              -----------------

FOOD & KINDRED PRODUCTS - 2.66%
         265,900  PEPSIAMERICAS INCORPORATED                                                                          6,009,340
         499,600  PILGRIMS PRIDE CORPORATION<<                                                                       12,769,776

                                                                                                                     18,779,116
                                                                                                              -----------------

FURNITURE & FIXTURES - 1.91%
         918,800  STEELCASE INCORPORATED<<                                                                           13,497,172
                                                                                                              -----------------

GENERAL MERCHANDISE STORES - 5.39%
       2,118,900  BIG LOTS INCORPORATED<< +                                                                          34,241,424
         281,383  DOLLAR GENERAL CORPORATION<<                                                                        3,776,160

                                                                                                                     38,017,584
                                                                                                              -----------------

HEALTH SERVICES - 2.51%
         315,800  UNIVERSAL HEALTH SERVICES CLASS B                                                                  17,684,800
                                                                                                              -----------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS    JULY 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

C&B MID CAP VALUE FUND
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                                     VALUE
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 13.54%
         151,032  CARLISLE COMPANIES INCORPORATED                                                             $      12,065,947
         183,750  CDW CORPORATION<<                                                                                  10,855,950
         493,800  DOVER CORPORATION                                                                                  23,277,732
       2,762,000  ENTEGRIS INCORPORATED+                                                                             26,100,900
         717,730  PALL CORPORATION<<                                                                                 18,718,398
         190,200  TENNANT COMPANY                                                                                     4,521,054

                                                                                                                     95,539,981
                                                                                                              -----------------

INSURANCE AGENTS, BROKERS & SERVICE - 3.83%
         528,300  ARTHUR J. GALLAGHER & COMPANY<<                                                                    14,353,911
         780,950  UNUMPROVIDENT CORPORATION<<                                                                        12,674,819

                                                                                                                     27,028,730
                                                                                                              -----------------

INSURANCE CARRIERS - 4.93%
          99,044  AMBAC FINANCIAL GROUP INCORPORATED                                                                  8,231,547
         279,393  MBIA INCORPORATED<<                                                                                16,431,102
          20,690  WHITE MOUNTAIN INSURANCE GROUP                                                                     10,148,445

                                                                                                                     34,811,094
                                                                                                              -----------------

MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS - 5.01%
         574,250  METTLER-TOLEDO INTERNATIONAL INCORPORATED+                                                         35,333,602
                                                                                                              -----------------

MISCELLANEOUS MANUFACTURING INDUSTRIES - 2.65%
         447,900  HASBRO INCORPORATED                                                                                 8,375,730
         326,170  TIFFANY & COMPANY<<                                                                                 10,303,710

                                                                                                                     18,679,440
                                                                                                              -----------------

MISCELLANEOUS RETAIL - 2.52%
         693,620  ZALE CORPORATION<< +                                                                               17,763,608
                                                                                                              -----------------

NON-DEPOSITORY CREDIT INSTITUTIONS - 2.45%
         732,628  CAPITALSOURCE INCORPORATED<<                                                                       17,282,695
                                                                                                              -----------------

PERSONAL SERVICES - 2.24%
         469,030  G & K SERVICES INCORPORATED CLASS A                                                                15,820,382
                                                                                                              -----------------

PRIMARY METAL INDUSTRIES - 2.80%
         419,952  HUBBELL INCORPORATED CLASS B                                                                       19,737,744
                                                                                                              -----------------

PRINTING, PUBLISHING & ALLIED INDUSTRIES - 1.63%
         470,900  HARTE HANKS INCORPORATED                                                                           11,485,251
                                                                                                              -----------------

TRANSPORTATION EQUIPMENT - 2.92%
         888,275  FEDERAL SIGNAL CORPORATION<<                                                                       13,261,946
         402,000  SUPERIOR INDUSTRIES INTERNATIONAL INCORPORATED<<                                                    7,320,420

                                                                                                                     20,582,366
                                                                                                              -----------------

WHOLESALE TRADE NON-DURABLE GOODS - 4.30%
         993,450  HAIN CELESTIAL GROUP INCORPORATED+                                                                 21,458,520
         149,300  MEDCO HEALTH SOLUTIONS INCORPORATED+                                                                8,857,969

                                                                                                                     30,316,489
                                                                                                              -----------------

TOTAL COMMON STOCKS (COST $628,490,559)                                                                             679,380,854
                                                                                                              -----------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS    JULY 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

C&B MID CAP VALUE FUND
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                                     VALUE
COLLATERAL FOR SECURITIES LENDING - 19.05%

COLLATERAL INVESTED IN MONEY MARKET FUNDS - 0.39%
       1,969,052  SCUDDER DAILY ASSETS MONEY MARKET FUND                                                      $       1,969,052
         795,376  SHORT TERM INVESTMENT COMPANY MONEY MARKET FUND                                                       795,376

                                                                                                                      2,764,428
                                                                                                              -----------------

PRINCIPAL                                                                        INTEREST RATE  MATURITY DATE
COLLATERAL INVESTED IN OTHER ASSETS - 18.66%
$        333,487  ALLIANCE & LEICESTER PLC                                             5.52%      10/25/2006            329,298
         472,212  AMERICAN GENERAL FINANCE++ +/-                                       5.40       08/15/2007            472,449
       1,328,176  AQUIFER FUNDING LIMITED                                              5.32       08/03/2006          1,327,791
       2,623,402  AQUIFER FUNDING LIMITED++                                            5.32       08/04/2006          2,622,248
         152,262  AQUIFER FUNDING LIMITED++                                            5.33       08/07/2006            152,128
       1,311,701  ATLAS CAPITAL FUNDING CORPORATION+/-                                 5.37       10/20/2006          1,311,701
       1,311,701  ATLAS CAPITAL FUNDING CORPORATION+/-                                 5.38       12/22/2006          1,311,701
         787,021  ATLAS CAPITAL FUNDING CORPORATION SERIES MTN++ +/-                   5.31       08/04/2006            787,021
       2,623,402  ATLAS CAPITAL FUNDING CORPORATION SERIES MTN+/-                      5.33       11/03/2006          2,623,402
       1,311,701  ATLAS CAPITAL FUNDING CORPORATION SERIES MTN++ +/-                   5.37       04/25/2007          1,311,701
       5,561,613  ATOMIUM FUNDING CORPORATION++                                        5.32       08/02/2006          5,560,779
       1,021,448  ATOMIUM FUNDING CORPORATION++                                        5.25       08/07/2006          1,020,549
       1,311,701  BANCO SANTANDER TOTTA LN++ +/- ss.                                   5.37       09/14/2007          1,311,478
       1,311,701  BANK OF AMERICA NA+/-                                                5.36       06/19/2007          1,311,662
         157,404  BEAR STEARNS & COMPANY+/-                                            5.38       08/05/2006            157,404
       1,574,041  BEAR STEARNS & COMPANY+/-                                            5.37       10/04/2006          1,574,041
       1,574,041  BHP BILLITON FINANCE (USA) BV                                        5.39       08/11/2006          1,571,728
       1,404,681  BNP PARIBAS REPURCHASE AGREEMENT
                  (MATURITY VALUE $1,404,890)                                          5.36       08/01/2006          1,404,681
          32,373  BUCKINGHAM II CDO                                                    5.32       08/04/2006             32,359
         629,617  CAIRN HIGH GRADE FUNDING I++                                         5.31       08/02/2006            629,522
       1,626,509  CAIRN HIGH GRADE FUNDING I++                                         5.36       08/11/2006          1,624,118
         891,957  CAIRN HIGH GRADE FUNDING I                                           5.37       08/14/2006            890,253
         624,475  CEDAR SPRINGS CAPITAL COMPANY++                                      5.15       08/14/2006            623,282
       1,896,615  CEDAR SPRINGS CAPITAL COMPANY++                                      5.36       08/21/2006          1,891,039
         104,936  CHEYNE FINANCE LLC++                                                 5.32       08/10/2006            104,798
       1,311,701  CHEYNE FINANCE LLC++ +/-                                             5.47       07/16/2007          1,311,570
       3,357,955  CONCORD MINUTEMEN CAPITAL COMPANY SERIES B+/-                        5.34       08/14/2007          3,357,955
         915,567  CORPORATE ASSET SECURITIZATION AUSTRALIA LIMITED                     5.42       08/22/2006            912,738
       3,397,306  CORPORATE ASSET SECURITIZATION AUSTRALIA LIMITED                     5.40       08/28/2006          3,383,785
      10,493,609  CREDIT SUISSE FIRST BOSTON REPURCHASE AGREEMENT
                  (MATURITY VALUE $10,495,171)                                         5.36       08/01/2006         10,493,609
         207,144  CULLINAN FINANCE CORPORATION++                                       5.44       09/13/2006            205,828
       1,311,701  CULLINAN FINANCE CORPORATION SERIES MTN++ +/-                        5.13       11/15/2006          1,311,793
       2,623,402  CULLINAN FINANCE CORPORATION SERIES MTN2++ +/-                       5.35       06/25/2007          2,623,009
       5,129,066  DEER VALLEY FUNDING LLC++                                            5.34       08/07/2006          5,124,553
       1,206,765  DEER VALLEY FUNDING LLC                                              5.33       08/09/2006          1,205,341
       1,740,890  DNB NOR BANK ASA                                                     5.32       08/01/2006          1,740,890
          52,468  EDISON ASSET SECURITIZATION                                          5.49       12/11/2006             51,447
       2,623,402  EUREKA SECURITIZATION INCORPORATED++                                 5.26       08/10/2006          2,619,939
       1,311,701  FCAR OWNER TRUST SERIES II                                           5.30       08/08/2006          1,310,363
         209,872  FIVE FINANCE INCORPORATED                                            5.30       08/07/2006            209,688
       1,839,005  FOUNTAIN SQUARE COMMERCIAL FUNDING CORPORATION                       5.24       08/14/2006          1,835,493
         187,363  FOUNTAIN SQUARE COMMERCIAL FUNDING CORPORATION                       5.40       08/21/2006            186,813
         115,430  FOUNTAIN SQUARE COMMERCIAL FUNDING CORPORATION                       5.55       10/27/2006            113,945
          65,585  FOUNTAIN SQUARE COMMERCIAL FUNDING CORPORATION                       5.51       11/06/2006             64,645
          65,585  FOUNTAIN SQUARE COMMERCIAL FUNDING CORPORATION                       5.54       11/27/2006             64,441
       3,889,351  FOX TROT CDO++                                                       5.34       08/01/2006          3,889,351
         281,491  GEORGE STREET FINANCE LLC++                                          5.41       08/21/2006            280,663
       1,095,270  GOLDMAN SACHS GROUP INCORPORATED+/-                                  5.66       10/27/2006          1,095,862
         157,404  GRAMPIAN FUNDING LLC++                                               5.28       10/02/2006            155,962
       1,097,894  HARRIER FINANCE FUNDING LLC++                                        5.41       08/25/2006          1,094,007
         104,936  HARRIER FINANCE FUNDING LLC SERIES MTN++ +/-                         5.42       05/15/2007            104,972

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS    JULY 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

C&B MID CAP VALUE FUND
--------------------------------------------------------------------------------

PRINCIPAL         SECURITY NAME                                                  INTEREST RATE  MATURITY DATE        VALUE
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$        183,638  HBOS TREASURY SERVICES PLC++ +/-                                     5.58%      01/12/2007   $        183,794
         735,864  HSBC BANK USA SERIES BKN1+/-                                         5.34       12/14/2006            735,923
       1,311,701  INTESA BANK IRELAND PLC++ +/-                                        5.38       08/24/2007          1,311,570
       7,870,207  JP MORGAN CHASE & COMPANY REPURCHASE AGREEMENT
                  (MATURITY VALUE $7,871,379)                                          5.36       08/01/2006          7,870,207
         787,021  KAUPTHING BANK SERIES MTN++ +/-                                      5.44       03/20/2007            786,281
         103,992  KLIO III FUNDING CORPORATION++                                       5.26       09/01/2006            103,515
       3,856,401  LEXINGTON PARKER CAPITAL CORPORATION++                               5.31       08/14/2006          3,849,036
       6,401,102  LIBERTY STREET FUNDING CORPORATION++                                 5.32       08/03/2006          6,399,245
         104,936  LINKS FINANCE LLC SERIES MTN1++ +/-                                  5.31       09/12/2006            104,937
       1,154,297  LIQUID FUNDING LIMITED                                               5.34       08/07/2006          1,153,281
       1,206,765  LIQUID FUNDING LIMITED+/-                                            5.33       08/14/2006          1,206,765
         787,021  LIQUID FUNDING LIMITED+/-                                            5.31       12/01/2006            787,021
         314,808  LIQUID FUNDING LIMITED SERIES MTN++ +/-                              5.33       02/20/2007            314,852
         524,680  MBIA GLOBAL FUNDING LLC++ +/-                                        5.38       02/20/2007            524,696
       2,636,519  MERRILL LYNCH & COMPANY SERIES MTN+/-                                5.66       10/27/2006          2,637,758
       1,574,041  MORGAN STANLEY+/-                                                    5.38       10/10/2006          1,574,041
         230,859  MORGAN STANLEY+/-                                                    5.22       11/09/2006            230,915
         313,234  MORGAN STANLEY+/-                                                    5.35       11/24/2006            313,378
         242,665  MORGAN STANLEY SERIES EXL+/- ss.                                     5.40       09/14/2007            242,716
       6,401,102  MORTGAGE INTEREST NET TRUST                                          5.30       08/07/2006          6,395,469
         288,574  NATIONWIDE BUILDING SOCIETY++ +/-                                    5.42       12/11/2006            288,713
          47,221  NIEUW AMSTERDAM RECEIVABLES CORPORATION++                            5.38       08/15/2006             47,124
          78,702  NORDEA NORTH AMERICA INCORPORATED                                    5.38       08/18/2006             78,505
         146,963  NORTH SEA FUNDING++                                                  5.32       08/10/2006            146,769
          56,193  NORTH SEA FUNDING                                                    5.47       10/23/2006             55,504
       2,623,402  NORTHERN ROCK PLC++ +/- ss.                                          5.33       09/05/2007          2,623,665
         787,021  PARAGON MORTGAGES PLC++ +/- ss.                                      5.34       11/15/2038            787,021
         278,973  PERRY GLOBAL FUNDING LIMITED SERIES A                                5.22       08/09/2006            278,643
          18,574  PERRY GLOBAL FUNDING LIMITED SERIES A                                5.47       09/21/2006             18,434
         212,233  RACERS TRUST 2004-6-MM++ +/-                                         5.42       05/22/2006            212,269
         890,278  RANGER FUNDING CORPORATION++                                         5.39       08/29/2006            886,601
         571,849  REGENCY MARKETS LLC++                                                5.28       08/15/2006            570,671
       1,049,361  SLM CORPORATION++ +/-                                                5.36       05/04/2007          1,049,497
         891,957  STANFIELD VICTORIA FUNDING                                           5.45       11/27/2006            876,401
         606,688  TANGO FINANCE CORPORATION SERIES MTN++ +/-                           5.37       10/25/2006            606,809
       2,623,402  TICONDEROGA FUNDING++                                                5.40       08/30/2006          2,612,174
         303,318  TRAVELERS INSURANCE COMPANY+/-                                       5.42       02/09/2007            303,312
       1,311,701  UNICREDITO ITALIANO BANK (IRELAND) PLC SERIES EXL++ +/-              5.38       06/15/2007          1,311,570
       1,311,701  UNICREDITO ITALIANO BANK (IRELAND) PLC SERIES LIB++ +/-              5.36       03/09/2007          1,311,806
       1,049,361  VERSAILLES CDS++                                                     5.34       08/10/2006          1,047,976
       1,213,848  WHISTLEJACKET CAPITAL LIMITED (MERGING WITH WHITE PINE
                  FINANCE)                                                             5.30       08/01/2006          1,213,848
       1,525,246  WHISTLEJACKET CAPITAL LIMITED (MERGING WITH WHITE PINE
                  FINANCE)                                                             5.33       08/02/2006          1,525,017
         136,942  WHISTLEJACKET CAPITAL LIMITED (MERGING WITH WHITE PINE
                  FINANCE)                                                             5.40       09/11/2006            136,112
         200,585  WHITE PINE FINANCE                                                   5.32       08/08/2006            200,381
          59,131  YORKTOWN CAPITAL                                                     5.34       08/10/2006             59,053

                                                                                                                    131,679,070
                                                                                                              -----------------

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $134,443,498)                                                         134,443,498
                                                                                                              -----------------
SHARES

SHORT-TERM INVESTMENTS - 3.57%
      25,148,754  WELLS FARGO ADVANTAGE MONEY MARKET TRUST~ +++                                                      25,148,754
                                                                                                              -----------------

TOTAL SHORT-TERM INVESTMENTS (COST $25,148,754)                                                                      25,148,754
                                                                                                              -----------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS    JULY 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

C&B MID CAP VALUE FUND
--------------------------------------------------------------------------------

TOTAL INVESTMENTS IN SECURITIES
(COST $788,082,811)*                                     118.91%                                              $     838,973,106

OTHER ASSETS AND LIABILITIES, NET                        (18.91)                                                   (133,401,905)
                                                        -------                                               -----------------

TOTAL NET ASSETS                                         100.00%                                              $     705,571,201
                                                        -------                                               -----------------

<<    ALL OR A PORTION OF THIS SECURITY IS ON LOAN.

+     NON-INCOME EARNING SECURITIES.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4(2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

+/-   VARIABLE RATE INVESTMENTS.

ss. THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

+++   SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $25,148,754.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS    JULY 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

COMMON STOCK FUND
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                                     VALUE
COMMON STOCKS - 91.84%

APPAREL & ACCESSORY STORES - 3.92%
         333,000  ANN TAYLOR STORES CORPORATION+                                                              $      13,672,980
         535,000  CHICO'S FAS INCORPORATED+                                                                          12,117,750
         280,000  KOHL'S CORPORATION+                                                                                15,856,400

                                                                                                                     41,647,130
                                                                                                              -----------------

APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS - 1.42%
         222,000  VF CORPORATION                                                                                     15,056,040
                                                                                                              -----------------

AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS - 1.21%
         424,000  ADVANCE AUTO PARTS INCORPORATED<<                                                                  12,834,480
                                                                                                              -----------------

AUTOMOTIVE REPAIR, SERVICES & PARKING - 0.88%
         185,000  RYDER SYSTEM INCORPORATED                                                                           9,324,000
                                                                                                              -----------------

BUSINESS SERVICES - 5.09%
       1,222,300  ACTIVISION INCORPORATED+                                                                           14,606,485
         315,000  AMDOCS LIMITED+ <<                                                                                 11,428,200
         375,000  CITRIX SYSTEMS INCORPORATED+ << #                                                                  11,913,750
         515,000  COGNOS INCORPORATED+ <<                                                                            16,093,750

                                                                                                                     54,042,185
                                                                                                              -----------------

CHEMICALS & ALLIED PRODUCTS - 5.77%
         645,000  HUNTSMAN CORPORATION+                                                                              10,287,750
         193,700  IMCLONE SYSTEMS INCORPORATED+                                                                       6,295,250
         467,000  INTERNATIONAL FLAVORS & FRAGRANCES INCORPORATED                                                    17,279,000
         540,000  MEDIMMUNE INCORPORATED+ <<                                                                         13,705,200
         197,000  SIGMA-ALDRICH CORPORATION                                                                          13,691,500

                                                                                                                     61,258,700
                                                                                                              -----------------

COMMUNICATIONS - 7.61%
         950,000  CABLEVISION SYSTEMS NEW YORK GROUP CLASS A+                                                        21,137,500
         505,000  CLEAR CHANNEL COMMUNICATIONS INCORPORATED<<                                                        14,619,750
       1,355,000  FOUNDRY NETWORKS INCORPORATED+                                                                     14,037,800
         750,764  LIBERTY GLOBAL INCORPORATED CLASS A+ <<                                                            16,404,193
          89,000  LIBERTY MEDIA HOLDING CORPORATION CAPITAL SERIES A+                                                 7,263,290
         445,000  LIBERTY MEDIA HOLDING CORPORATION INTERACTIVE SERIES A+                                             7,329,150

                                                                                                                     80,791,683
                                                                                                              -----------------

DEPOSITORY INSTITUTIONS - 4.24%
         243,000  CITY NATIONAL CORPORATION                                                                          16,210,530
         360,000  FIFTH THIRD BANCORP<<                                                                              13,730,400
         322,000  MARSHALL & ILSLEY CORPORATION                                                                      15,124,340

                                                                                                                     45,065,270
                                                                                                              -----------------

EATING & DRINKING PLACES - 2.12%
         530,000  CHEESECAKE FACTORY INCORPORATED+                                                                   12,110,500
         360,000  OSI RESTAURANT PARTNERS INCORPORATED                                                               10,400,400

                                                                                                                     22,510,900
                                                                                                              -----------------

ELECTRIC, GAS & SANITARY SERVICES - 1.37%
         363,000  REPUBLIC SERVICES INCORPORATED                                                                     14,578,080
                                                                                                              -----------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS    JULY 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

COMMON STOCK FUND
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                                     VALUE
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT - 8.54%
         579,000  ADVANCED MICRO DEVICES INCORPORATED+ <<                                                     $      11,226,810
         870,000  ALTERA CORPORATION+ <<                                                                             15,059,700
         668,000  ENERSYS+ <<                                                                                        12,044,040
         765,000  FAIRCHILD SEMICONDUCTOR INTERNATIONAL INCORPORATED+                                                12,515,400
          25,000  NETWORK APPLIANCE INCORPORATED+ <<                                                                    742,250
         975,000  SEMTECH CORPORATION+                                                                               12,577,500
         400,000  SILICON LABORATORIES INCORPORATED+                                                                 14,768,000
         375,000  TESSERA TECHNOLOGIES INCORPORATED+                                                                 11,801,250

                                                                                                                     90,734,950
                                                                                                              -----------------

ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES - 1.34%
       1,775,000  BEARINGPOINT INCORPORATED+                                                                         14,200,000
                                                                                                              -----------------

FOOD & KINDRED PRODUCTS - 1.26%
         188,000  MOLSON COORS BREWING COMPANY                                                                       13,432,600
                                                                                                              -----------------

GENERAL MERCHANDISE STORES - 1.16%
         920,000  DOLLAR GENERAL CORPORATION                                                                         12,346,400
                                                                                                              -----------------

HEALTH SERVICES - 2.45%
         335,000  EDWARDS LIFESCIENCES CORPORATION+ <<                                                               14,820,400
         650,000  VALEANT PHARMACEUTICALS INTERNATIONAL                                                              11,232,000

                                                                                                                     26,052,400
                                                                                                              -----------------

HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES - 2.41%
         800,000  RADIO SHACK CORPORATION                                                                            12,936,000
         398,600  WILLIAMS-SONOMA INCORPORATED                                                                       12,675,480

                                                                                                                     25,611,480
                                                                                                              -----------------

INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 7.71%
         345,000  CAMERON INTERNATIONAL CORPORATION+                                                                 17,391,450
         196,000  CARLISLE COMPANIES INCORPORATED                                                                    15,658,440
         305,000  DOVER CORPORATION                                                                                  14,377,700
         620,000  SEAGATE TECHNOLOGY+ <<                                                                             14,384,000
         450,000  SMITH INTERNATIONAL INCORPORATED<<                                                                 20,056,500

                                                                                                                     81,868,090
                                                                                                              -----------------

INSURANCE AGENTS, BROKERS & SERVICE - 1.22%
         478,000  ARTHUR J. GALLAGHER & COMPANY<<                                                                    12,987,260
                                                                                                              -----------------

INSURANCE CARRIERS - 4.14%
         470,000  HCC INSURANCE HOLDINGS INCORPORATED                                                                14,330,300
         245,000  MBIA INCORPORATED                                                                                  14,408,450
         294,000  RENAISSANCERE HOLDINGS LIMITED                                                                     15,232,140

                                                                                                                     43,970,890
                                                                                                              -----------------

MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS - 4.16%
         595,000  EASTMAN KODAK COMPANY                                                                              13,238,750
         405,000  RESPIRONICS INCORPORATED+                                                                          14,409,900
         344,000  TRIMBLE NAVIGATION LIMITED+                                                                        16,522,320

                                                                                                                     44,170,970
                                                                                                              -----------------

METAL MINING - 1.33%
         457,000  BARRICK GOLD CORPORATION<<                                                                         14,075,600
                                                                                                              -----------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS    JULY 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

COMMON STOCK FUND
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                                     VALUE
MOTION PICTURES - 1.33%
         735,000  NEWS CORPORATION CLASS A                                                                    $      14,141,400
                                                                                                              -----------------

OIL & GAS EXTRACTION - 8.06%
         345,000  APACHE CORPORATION                                                                                 24,312,150
         350,000  EOG RESOURCES INCORPORATED<<                                                                       25,952,500
         335,000  NOBLE CORPORATION<<                                                                                24,036,250
         335,000  ROWAN COMPANIES INCORPORATED                                                                       11,346,450

                                                                                                                     85,647,350
                                                                                                              -----------------

PAPER & ALLIED PRODUCTS - 0.75%
         325,000  PACTIV CORPORATION+                                                                                 7,965,750
                                                                                                              -----------------

PETROLEUM REFINING & RELATED INDUSTRIES - 1.25%
         193,000  CONOCOPHILLIPS                                                                                     13,247,520
                                                                                                              -----------------

PRIMARY METAL INDUSTRIES - 1.48%
         525,000  ALCOA INCORPORATED                                                                                 15,723,750
                                                                                                              -----------------

PRINTING, PUBLISHING & ALLIED INDUSTRIES - 1.32%
         400,000  DOW JONES & COMPANY INCORPORATED                                                                   14,016,000
                                                                                                              -----------------

SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES - 1.37%
         200,000  MERRILL LYNCH & COMPANY INCORPORATED                                                               14,564,000
                                                                                                              -----------------

TRANSPORTATION BY AIR - 2.21%
         443,000  CONTINENTAL AIRLINES INCORPORATED CLASS B+ #                                                       11,668,620
         487,000  SKYWEST INCORPORATED                                                                               11,809,750

                                                                                                                     23,478,370
                                                                                                              -----------------

TRANSPORTATION EQUIPMENT - 1.49%
         281,000  AUTOLIV INCORPORATED                                                                               15,783,770
                                                                                                              -----------------

TRANSPORTATION SERVICES - 1.04%
         822,000  EXPEDIA INCORPORATED+                                                                              11,014,800
                                                                                                              -----------------

WHOLESALE TRADE NON-DURABLE GOODS - 1.14%
         440,000  SYSCO CORPORATION<<                                                                                12,144,000
                                                                                                              -----------------

WHOLESALE TRADE-DURABLE GOODS - 1.05%
         615,000  AVNET INCORPORATED+                                                                                11,193,000
                                                                                                              -----------------

TOTAL COMMON STOCKS (COST $779,215,483)                                                                             975,478,818
                                                                                                              -----------------

                                                                                             MATURITY DATE
EXCHANGEABLE NOTES - 0.58%
          93,600  CARDINAL HEALTH MEDIUM TERM NOTE                                             05/04/2007             6,226,740

TOTAL EXCHANGEABLE NOTES (COST $6,399,432)                                                                            6,226,740
                                                                                                              -----------------

CONTRACTS                                                                     STRIKE PRICE  EXPIRATION DATE
OPTIONS - 0.04%
             500  CONTINENTIAL AIRLINES INCORPORATED PUT+                         $35.00       12/16/2006               410,000
                                                                                                              -----------------

TOTAL OPTIONS (PREMIUM PAID $326,500)                                                                                   410,000
                                                                                                              -----------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS    JULY 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

COMMON STOCK FUND
--------------------------------------------------------------------------------

PRINCIPAL                                                                        INTEREST RATE  MATURITY DATE        VALUE
US TREASURY SECURITIES - 0.18%

US TREASURY BILLS - 0.18%
$        250,000  US TREASURY BILL^                                                    4.93%      10/12/2006  $         247,569
         710,000  US TREASURY BILL^                                                    4.95       10/12/2006            703,095
         950,000  US TREASURY BILL^                                                    4.95       10/26/2006            938,932

                                                                                                                      1,889,596
                                                                                                              -----------------

TOTAL US TREASURY SECURITIES (COST $1,889,258)                                                                        1,889,596
                                                                                                              -----------------
SHARES

COLLATERAL FOR SECURITIES LENDING - 11.94%

COLLATERAL INVESTED IN MONEY MARKET FUNDS - 0.25%
       1,857,018  SCUDDER DAILY ASSETS MONEY MARKET FUND                                                              1,857,018
         750,122  SHORT TERM INVESTMENT COMPANY MONEY MARKET FUND                                                       750,122

                                                                                                                      2,607,140
                                                                                                              -----------------

PRINCIPAL

COLLATERAL INVESTED IN OTHER ASSETS - 11.69%
$        314,513  ALLIANCE & LEICESTER PLC                                             5.52%      10/25/2006            310,562
         445,345  AMERICAN GENERAL FINANCE++ +/-                                       5.40       08/15/2007            445,568
       1,252,607  AQUIFER FUNDING LIMITED                                              5.32       08/03/2006          1,252,244
       2,474,139  AQUIFER FUNDING LIMITED++                                            5.32       08/04/2006          2,473,050
         143,599  AQUIFER FUNDING LIMITED++                                            5.33       08/07/2006            143,473
       1,237,069  ATLAS CAPITAL FUNDING CORPORATION+/-                                 5.37       10/20/2006          1,237,069
       1,237,069  ATLAS CAPITAL FUNDING CORPORATION+/-                                 5.38       12/22/2006          1,237,069
         742,242  ATLAS CAPITAL FUNDING CORPORATION SERIES MTN++ +/-                   5.31       08/04/2006            742,242
       2,474,139  ATLAS CAPITAL FUNDING CORPORATION SERIES MTN+/-                      5.33       11/03/2006          2,474,139
       1,237,069  ATLAS CAPITAL FUNDING CORPORATION SERIES MTN++ +/-                   5.37       04/25/2007          1,237,069
       5,245,174  ATOMIUM FUNDING CORPORATION++                                        5.32       08/02/2006          5,244,387
         963,331  ATOMIUM FUNDING CORPORATION++                                        5.25       08/07/2006            962,483
       1,237,069  BANCO SANTANDER TOTTA LN++ +/-                                       5.37       09/14/2007          1,236,859
       1,237,069  BANK OF AMERICA NA+/-                                                5.36       06/19/2007          1,237,032
         148,448  BEAR STEARNS & COMPANY+/-                                            5.38       08/05/2006            148,448
       1,484,483  BEAR STEARNS & COMPANY+/-                                            5.37       10/04/2006          1,484,483
       1,484,483  BHP BILLITON FINANCE (USA) BV                                        5.39       08/11/2006          1,482,301
       1,324,758  BNP PARIBAS REPURCHASE AGREEMENT
                  (MATURITY VALUE $1,324,956)                                          5.36       08/01/2006          1,324,758
          30,531  BUCKINGHAM II CDO                                                    5.32       08/04/2006             30,517
         593,793  CAIRN HIGH GRADE FUNDING I++                                         5.31       08/02/2006            593,704
       1,533,966  CAIRN HIGH GRADE FUNDING I++                                         5.36       08/11/2006          1,531,711
         841,207  CAIRN HIGH GRADE FUNDING I                                           5.37       08/14/2006            839,600
         588,944  CEDAR SPRINGS CAPITAL COMPANY++                                      5.15       08/14/2006            587,819
       1,788,703  CEDAR SPRINGS CAPITAL COMPANY++                                      5.36       08/21/2006          1,783,444
          98,966  CHEYNE FINANCE LLC++                                                 5.32       08/10/2006             98,835
       1,237,069  CHEYNE FINANCE LLC++ +/-                                             5.47       07/16/2007          1,236,946
       3,166,897  CONCORD MINUTEMEN CAPITAL COMPANY SERIES B+/-                        5.34       08/14/2007          3,166,897
         863,474  CORPORATE ASSET SECURITIZATION AUSTRALIA LIMITED                     5.42       08/22/2006            860,806
       3,204,010  CORPORATE ASSET SECURITIZATION AUSTRALIA LIMITED                     5.40       08/28/2006          3,191,258
       9,896,555  CREDIT SUISSE FIRST BOSTON REPURCHASE AGREEMENT
                  (MATURITY VALUE $9,898,028)                                          5.36       08/01/2006          9,896,555
         195,358  CULLINAN FINANCE CORPORATION++                                       5.44       09/13/2006            194,117
       1,237,069  CULLINAN FINANCE CORPORATION SERIES MTN++ +/-                        5.13       11/15/2006          1,237,156
       2,474,139  CULLINAN FINANCE CORPORATION SERIES MTN2++ +/-                       5.35       06/25/2007          2,473,768
       4,837,238  DEER VALLEY FUNDING LLC++                                            5.34       08/07/2006          4,832,981
       1,138,104  DEER VALLEY FUNDING LLC                                              5.33       08/09/2006          1,136,761

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS    JULY 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

COMMON STOCK FUND
--------------------------------------------------------------------------------

PRINCIPAL         SECURITY NAME                                                  INTEREST RATE  MATURITY DATE        VALUE
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$      1,641,838  DNB NOR BANK ASA                                                     5.32%      08/01/2006   $      1,641,838
          49,483  EDISON ASSET SECURITIZATION                                          5.49       12/11/2006             48,519
       2,474,139  EUREKA SECURITIZATION INCORPORATED++                                 5.26       08/10/2006          2,470,873
       1,237,069  FCAR OWNER TRUST SERIES II                                           5.30       08/08/2006          1,235,807
         197,931  FIVE FINANCE INCORPORATED                                            5.30       08/07/2006            197,757
       1,734,371  FOUNTAIN SQUARE COMMERCIAL FUNDING CORPORATION                       5.24       08/14/2006          1,731,059
         176,703  FOUNTAIN SQUARE COMMERCIAL FUNDING CORPORATION                       5.40       08/21/2006            176,183
         108,862  FOUNTAIN SQUARE COMMERCIAL FUNDING CORPORATION                       5.55       10/27/2006            107,462
          61,853  FOUNTAIN SQUARE COMMERCIAL FUNDING CORPORATION                       5.51       11/06/2006             60,967
          61,853  FOUNTAIN SQUARE COMMERCIAL FUNDING CORPORATION                       5.54       11/27/2006             60,775
       3,668,059  FOX TROT CDO++                                                       5.34       08/01/2006          3,668,059
         265,475  GEORGE STREET FINANCE LLC++                                          5.41       08/21/2006            264,695
       1,032,953  GOLDMAN SACHS GROUP INCORPORATED+/-                                  5.66       10/27/2006          1,033,511
         148,448  GRAMPIAN FUNDING LLC++                                               5.28       10/02/2006            147,089
       1,035,427  HARRIER FINANCE FUNDING LLC++                                        5.41       08/25/2006          1,031,762
          98,966  HARRIER FINANCE FUNDING LLC SERIES MTN++ +/-                         5.42       05/15/2007             98,999
         173,190  HBOS TREASURY SERVICES PLC++ +/-                                     5.58       01/12/2007            173,337
         693,996  HSBC BANK USA SERIES BKN1+/-                                         5.34       12/14/2006            694,051
       1,237,069  INTESA BANK IRELAND PLC++ +/-                                        5.38       08/24/2007          1,236,946
       7,422,416  JP MORGAN CHASE & COMPANY REPURCHASE AGREEMENT
                  (MATURITY VALUE $7,423,521)                                          5.36       08/01/2006          7,422,416
         742,242  KAUPTHING BANK SERIES MTN++ +/-                                      5.44       03/20/2007            741,544
          98,075  KLIO III FUNDING CORPORATION++                                       5.26       09/01/2006             97,626
       3,636,984  LEXINGTON PARKER CAPITAL CORPORATION++                               5.31       08/14/2006          3,630,037
       6,036,898  LIBERTY STREET FUNDING CORPORATION++                                 5.32       08/03/2006          6,035,148
          98,966  LINKS FINANCE LLC SERIES MTN1++ +/-                                  5.31       09/12/2006             98,967
       1,088,621  LIQUID FUNDING LIMITED                                               5.34       08/07/2006          1,087,663
       1,138,104  LIQUID FUNDING LIMITED+/-                                            5.33       08/14/2006          1,138,104
         742,242  LIQUID FUNDING LIMITED+/-                                            5.31       12/01/2006            742,242
         296,897  LIQUID FUNDING LIMITED SERIES MTN++ +/-                              5.33       02/20/2007            296,938
         494,828  MBIA GLOBAL FUNDING LLC++ +/-                                        5.38       02/20/2007            494,843
       2,486,509  MERRILL LYNCH & COMPANY SERIES MTN+/-                                5.66       10/27/2006          2,487,678
       1,484,483  MORGAN STANLEY+/-                                                    5.38       10/10/2006          1,484,483
         217,724  MORGAN STANLEY+/-                                                    5.22       11/09/2006            217,776
         295,412  MORGAN STANLEY+/-                                                    5.35       11/24/2006            295,548
         228,858  MORGAN STANLEY SERIES EXL+/- ss.                                     5.40       09/14/2007            228,906
       6,036,898  MORTGAGE INTEREST NET TRUST                                          5.30       08/07/2006          6,031,586
         272,155  NATIONWIDE BUILDING SOCIETY++ +/-                                    5.42       12/11/2006            272,286
          44,535  NIEUW AMSTERDAM RECEIVABLES CORPORATION++                            5.38       08/15/2006             44,443
          74,224  NORDEA NORTH AMERICA INCORPORATED                                    5.38       08/18/2006             74,039
         138,601  NORTH SEA FUNDING++                                                  5.32       08/10/2006            138,418
          52,996  NORTH SEA FUNDING                                                    5.47       10/23/2006             52,346
       2,474,139  NORTHERN ROCK PLC++ +/-                                              5.33       09/05/2007          2,474,386
         742,242  PARAGON MORTGAGES PLC++ +/- ss.                                      5.34       11/15/2038            742,242
         263,100  PERRY GLOBAL FUNDING LIMITED SERIES A                                5.22       08/09/2006            262,789
          17,517  PERRY GLOBAL FUNDING LIMITED SERIES A                                5.47       09/21/2006             17,385
         200,158  RACERS TRUST 2004-6-MM++ +/-                                         5.42       05/22/2006            200,191
         839,624  RANGER FUNDING CORPORATION++                                         5.39       08/29/2006            836,156
         539,313  REGENCY MARKETS LLC++                                                5.28       08/15/2006            538,202
         989,655  SLM CORPORATION++ +/-                                                5.36       05/04/2007            989,784
         841,207  STANFIELD VICTORIA FUNDING                                           5.45       11/27/2006            826,536
         572,169  TANGO FINANCE CORPORATION SERIES MTN++ +/-                           5.37       10/25/2006            572,284
       2,474,139  TICONDEROGA FUNDING++                                                5.40       08/30/2006          2,463,549
         286,060  TRAVELERS INSURANCE COMPANY+/-                                       5.42       02/09/2007            286,054
       1,237,069  UNICREDITO ITALIANO BANK (IRELAND) PLC SERIES EXL++ +/-              5.38       06/15/2007          1,236,946
       1,237,069  UNICREDITO ITALIANO BANK (IRELAND) PLC SERIES LIB++ +/-              5.36       03/09/2007          1,237,168
         989,655  VERSAILLES CDS++                                                     5.34       08/10/2006            988,349
       1,144,784  WHISTLEJACKET CAPITAL LIMITED (MERGING WITH WHITE PINE
                  FINANCE)                                                             5.30       08/01/2006          1,144,784
       1,438,464  WHISTLEJACKET CAPITAL LIMITED (MERGING WITH WHITE PINE
                  FINANCE)                                                             5.33       08/02/2006          1,438,248
         129,150  WHISTLEJACKET CAPITAL LIMITED (MERGING WITH WHITE PINE
                  FINANCE)                                                             5.40       09/11/2006            128,367
         189,173  WHITE PINE FINANCE                                                   5.32       08/08/2006            188,980

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS    JULY 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

COMMON STOCK FUND
--------------------------------------------------------------------------------

PRINCIPAL         SECURITY NAME                                                  INTEREST RATE  MATURITY DATE        VALUE
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$         55,767  YORKTOWN CAPITAL                                                     5.34%      08/10/2006  $          55,693

                                                                                                                    124,186,930
                                                                                                              -----------------

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $126,794,070)                                                         126,794,070
                                                                                                              -----------------
SHARES

SHORT-TERM INVESTMENTS - 6.71%
      71,312,129  WELLS FARGO ADVANTAGE MONEY MARKET TRUST~ +++                                                      71,312,129
                                                                                                              -----------------

TOTAL SHORT-TERM INVESTMENTS (COST $71,312,129)                                                                      71,312,129
                                                                                                              -----------------

TOTAL INVESTMENTS IN SECURITIES
(COST $985,936,872)*                                     111.29%                                              $   1,182,111,353

OTHER ASSETS AND LIABILITIES, NET                        (11.29)                                                   (119,913,083)
                                                        -------                                               -----------------

TOTAL NET ASSETS                                         100.00%                                              $   1,062,198,270
                                                        -------                                               -----------------

+     NON-INCOME EARNING SECURITIES.

<<    ALL OR A PORTION OF THIS SECURITY IS ON LOAN.

# ALL OR A PORTION OF THIS SECURITY IS SEGREGATED AS COLLATERAL FOR DERIVATIVE INVESTMENTS.

^     ZERO COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO MATURITY.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4(2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

+/-   VARIABLE RATE INVESTMENTS.

ss. THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

+++   SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $71,312,129.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

CONTRACTS                                                                        STRIKE PRICE  EXPIRATION DATE
WRITTEN OPTIONS - (0.01%)
            (450) CITRIX SYSTEMS INCORPORATED CALL+                                  $35.00       09/16/2006            (29,250)
            (500) CONTINENTAL AIRLINES INCORPORATED CALL+                             35.00       12/16/2006            (57,500)

TOTAL WRITTEN OPTIONS (PREMIUMS RECEIVED $(352,889))                                                                    (86,750)
                                                                                                              -----------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS    JULY 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

SMALL CAP VALUE FUND
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                                      VALUE
COMMON STOCKS - 86.03%

APPAREL & ACCESSORY STORES - 0.55%
          90,000  PAYLESS SHOESOURCE INCORPORATED+ #                                                          $       2,329,200
         446,400  TWEEN BRANDS INCORPORATED+ #                                                                       16,615,008

                                                                                                                     18,944,208
                                                                                                              -----------------

BUSINESS SERVICES - 3.60%
       1,805,100  ABM INDUSTRIES INCORPORATED                                                                        29,784,150
       1,289,450  EARTHLINK INCORPORATED+                                                                             9,296,935
         602,697  HEALTHCARE SERVICES GROUP                                                                          13,024,282
       2,072,222  KFORCE INCORPORATED+                                                                               25,840,608
       1,266,915  MPS GROUP INCORPORATED+                                                                            16,457,226
         962,400  ROTECH HEALTHCARE INCORPORATED+                                                                     3,089,304
       1,169,147  TIER TECHNOLOGIES INCORPORATED CLASS B+                                                             6,488,766
       1,492,000  VIGNETTE CORPORATION+                                                                              19,381,080

                                                                                                                    123,362,351
                                                                                                              -----------------

CHEMICALS & ALLIED PRODUCTS - 3.40%
         368,600  AVENTINE RENEWABLE ENERGY HOLDINGS INCORPORATED+                                                   10,910,560
       1,949,330  CALGON CARBON CORPORATION                                                                          11,812,940
          57,500  MARTEK BIOSCIENCES CORPORATION+ #                                                                   1,605,975
         430,000  OM GROUP INCORPORATED+ #                                                                           15,101,600
       3,585,300  ORASURE TECHNOLOGIES INCORPORATED+                                                                 33,486,702
       3,056,300  POLYONE CORPORATION+ #                                                                             25,520,105
       1,693,425  PRESTIGE BRANDS HOLDINGS INCORPORATED+                                                             14,868,271
         976,000  WELLMAN INCORPORATED                                                                                2,967,040

                                                                                                                    116,273,193
                                                                                                              -----------------

COMMUNICATIONS - 1.76%
         882,750  CHINA GRENTECH CORPORATION LIMITED ADR+                                                             9,798,525
       4,777,600  CINCINNATI BELL INCORPORATED+                                                                      19,158,176
       2,717,900  LIGHTBRIDGE INCORPORATED+                                                                          31,391,745

                                                                                                                     60,348,446
                                                                                                              -----------------

CONSTRUCTION SPECIAL TRADE CONTRACTORS - 3.70%
       3,376,400  CHICAGO BRIDGE & IRON COMPANY NV#                                                                  81,911,464
       1,100,944  LAYNE CHRISTENSEN COMPANY+                                                                         31,971,414
       1,067,800  MATRIX SERVICE COMPANY+ #                                                                          12,856,312

                                                                                                                    126,739,190
                                                                                                              -----------------

DEPOSITORY INSTITUTIONS - 0.69%
         930,300  THE COLONIAL BANCGROUP INCORPORATED                                                                23,629,620
                                                                                                              -----------------

ELECTRIC, GAS & SANITARY SERVICES - 0.40%
         848,900  EL PASO CORPORATION                                                                                13,582,400
                                                                                                              -----------------

ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT - 3.77%
               1  ADC TELECOMMUNICATIONS INCORPORATED+                                                                        3
       1,125,240  CELESTICA INCORPORATED+                                                                            10,678,528
         856,503  EVANS & SUTHERLAND COMPUTER CORPORATION+                                                            4,736,462
       5,280,330  GRAFTECH INTERNATIONAL LIMITED+                                                                    28,355,372
       7,641,700  NORTEL NETWORKS CORPORATION+                                                                       14,977,732
       1,124,550  OSI SYSTEMS INCORPORATED+                                                                          20,230,654
       1,614,700  PORTALPLAYER INCORPORATED+ #                                                                       17,471,054
         913,255  RICHARDSON ELECTRONICS LIMITED                                                                      6,465,845
       3,473,647  STATS CHIPPAC LIMITED ADR+                                                                         19,626,106

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS    JULY 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

SMALL CAP VALUE FUND
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                                      VALUE
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT (continued)
         460,000  VISHAY INTERTECHNOLOGY INCORPORATED+ #                                                      $       6,453,800

                                                                                                                    128,995,556
                                                                                                              -----------------

ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES - 1.22%
         353,845  CDI CORPORATION                                                                                     6,917,670
       2,426,600  CV THERAPEUTICS INCORPORATED+ #                                                                    29,725,850
       1,945,863  DISCOVERY PARTNERS INTERNATIONAL+                                                                   5,234,371

                                                                                                                     41,877,891
                                                                                                              -----------------

FOOD & KINDRED PRODUCTS - 0.91%
       2,976,935  DEL MONTE FOODS COMPANY                                                                            31,198,279
                                                                                                              -----------------

GENERAL MERCHANDISE STORES - 0.31%
         388,135  FOOT LOCKER INCORPORATED#                                                                          10,545,628
                                                                                                              -----------------

HEALTH SERVICES - 1.49%
         889,737  CROSS COUNTRY HEALTHCARE INCORPORATED+                                                             15,899,600
       1,328,885  GENTIVA HEALTH SERVICES INCORPORATED+                                                              21,381,760
         276,000  MANOR CARE INCORPORATED#                                                                           13,813,800

                                                                                                                     51,095,160
                                                                                                              -----------------

HOLDING & OTHER INVESTMENT OFFICES - 0.60%
       1,030,000  DISCOVERY HOLDING COMPANY CLASS A+                                                                 13,719,600
         739,600  GOVERNMENT PROPERTIES TRUST INCORPORATED                                                            6,663,796

                                                                                                                     20,383,396
                                                                                                              -----------------

HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES - 0.12%
         680,600  EMPIRE RESORTS INCORPORATED+                                                                        3,940,674
                                                                                                              -----------------

INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 4.95%
       1,875,783  CRAY INCORPORATED+                                                                                 25,979,594
         255,000  HYDRIL COMPANY+ #                                                                                  17,663,850
       2,187,000  INTERMEC INCORPORATED+ #                                                                           53,362,800
         392,800  SMITH INTERNATIONAL INCORPORATED#                                                                  17,507,096
       4,982,195  SYMBOL TECHNOLOGIES INCORPORATED                                                                   55,053,255

                                                                                                                    169,566,595
                                                                                                              -----------------

INSURANCE CARRIERS - 2.34%
         825,100  ARGONAUT GROUP INCORPORATED+                                                                       24,059,916
         433,154  DONEGAL GROUP INCORPORATED CLASS A                                                                  8,411,851
         533,910  ENDURANCE SPECIALTY HOLDINGS LIMITED                                                               16,209,508
         571,890  MERCURY GENERAL CORPORATION                                                                        31,556,890

                                                                                                                     80,238,165
                                                                                                              -----------------

JUSTICE, PUBLIC ORDER & SAFETY - 1.30%
       1,079,940  GEO GROUP INCORPORATED+                                                                            44,515,127
                                                                                                              -----------------

LEATHER & LEATHER PRODUCTS - 0.24%
         694,100  BAKERS FOOTWEAR GROUP INCORPORATED+                                                                 8,183,439
                                                                                                              -----------------

MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS - 3.54%
         273,664  ALLIED HEALTHCARE PRODUCTS INCORPORATED+                                                            1,535,255
         321,200  APPLERA CORPORATION-APPLIED BIOSYSTEMS GROUP#                                                      10,326,580
         502,500  ARMOR HOLDINGS INCORPORATED+ #                                                                     25,959,150

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS    JULY 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

SMALL CAP VALUE FUND
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                                      VALUE
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS (continued)
         620,000  BAUSCH & LOMB INCORPORATED#                                                                 $      29,326,000
         813,900  COHERENT INCORPORATED+ #                                                                           26,093,634
       3,188,825  CREDENCE SYSTEMS CORPORATION+                                                                       8,992,486
       1,926,090  INPUT OUTPUT INCORPORATED+ #                                                                       18,933,465

                                                                                                                    121,166,570
                                                                                                              -----------------

METAL MINING - 11.83%
       4,379,880  APEX SILVER MINES LIMITED+ #                                                                       63,990,047
       2,512,200  GLAMIS GOLD LIMITED+ #                                                                             92,474,082
       1,691,500  GOLDCORP INCORPORATED#                                                                             49,510,205
         770,800  IPSCO INCORPORATED#                                                                                72,539,988
       1,043,410  MERIDIAN GOLD INCORPORATED+ #                                                                      28,192,938
       4,286,100  RANDGOLD RESOURCES LIMITED ADR+ #                                                                  95,280,003
         267,000  SOUTHWESTERN RESOURCES CORPORATION+                                                                 2,123,355
          83,500  SOUTHWESTERN RESOURCES CORPORATION+ ++                                                                664,045

                                                                                                                    404,774,663
                                                                                                              -----------------

MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.40%
       1,823,100  PROGRESSIVE GAMING INTERNATIONAL CORPORATION+                                                      13,800,867
                                                                                                              -----------------

MISCELLANEOUS RETAIL - 0.12%
         195,600  HANCOCK FABRICS INCORPORATED                                                                          641,568
         322,600  SHARPER IMAGE CORPORATION+                                                                          3,480,854

                                                                                                                      4,122,422
                                                                                                              -----------------

MISCELLANEOUS SERVICES - 0.15%
         199,800  TOREADOR RESOURCES CORPORATION+ #                                                                   5,140,854
                                                                                                              -----------------

MOTOR FREIGHT TRANSPORTATION & WAREHOUSING - 0.34%
         873,200  COVENANT TRANSPORT INCORPORATED CLASS A+                                                           11,456,384
                                                                                                              -----------------

OIL & GAS EXTRACTION - 25.02%
         756,000  BJ SERVICES COMPANY#                                                                               27,420,120
         911,800  FOREST OIL CORPORATION+ #                                                                          30,554,418
      10,465,690  GLOBAL INDUSTRIES LIMITED+ #                                                                      174,567,709
       1,617,800  GREY WOLF INCORPORATED+                                                                            12,392,348
         263,000  HELIX ENERGY SOLUTIONS GROUP INCORPORATED+ #                                                       10,254,370
       1,092,360  HELMERICH & PAYNE INCORPORATED                                                                     30,236,525
       4,061,150  KEY ENERGY SERVICES INCORPORATED+                                                                  59,901,962
         420,000  MARINER ENERGY INCORPORATED+ #                                                                      7,564,200
       2,420,520  MCMORAN EXPLORATION COMPANY+                                                                       45,384,750
         597,500  NEWFIELD EXPLORATION COMPANY+ #                                                                    27,712,050
       5,188,570  NEWPARK RESOURCES INCORPORATED+                                                                    31,805,934
         724,100  NOBLE ENERGY INCORPORATED#                                                                         36,646,701
       1,282,700  OCEANEERING INTERNATIONAL INCORPORATED+ #                                                          56,079,644
       1,534,000  PARKER DRILLING COMPANY+                                                                           11,136,840
       1,080,100  PETROHAWK ENERGY CORPORATION+                                                                      12,658,772
       1,336,100  PETROQUEST ENERGY INCORPORATED+ #                                                                  15,619,009
         557,100  PIONEER NATURAL RESOURCES COMPANY#                                                                 25,264,485
       1,061,799  PRIDE INTERNATIONAL INCORPORATED+ #                                                                31,715,936
       4,907,075  RANGE RESOURCES CORPORATION#                                                                      137,937,878
         391,800  TRANSOCEAN INCORPORATED+ #                                                                         30,258,714
       1,120,800  TRILOGY ENERGY TRUST                                                                               20,045,058
       1,240,385  WILLBROS GROUP INCORPORATED+ #                                                                     21,210,584

                                                                                                                    856,368,007
                                                                                                              -----------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS    JULY 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

SMALL CAP VALUE FUND
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                                      VALUE
PAPER & ALLIED PRODUCTS - 1.07%
         606,880  CHESAPEAKE CORPORATION#                                                                     $       8,648,040
       2,293,400  WAUSAU PAPER CORPORATION                                                                           28,071,216

                                                                                                                     36,719,256
                                                                                                              -----------------

PETROLEUM REFINING & RELATED INDUSTRIES - 1.30%
         385,000  ASHLAND INCORPORATED#                                                                              25,606,350
         968,700  INTEROIL CORPORATION+ #                                                                            18,754,032

                                                                                                                     44,360,382
                                                                                                              -----------------

PRIMARY METAL INDUSTRIES - 5.32%
         468,300  CARPENTER TECHNOLOGY CORPORATION#                                                                  46,080,720
         792,800  ENCORE WIRE CORPORATION+ #                                                                         28,136,472
       1,026,294  STEEL DYNAMICS INCORPORATED#                                                                       59,545,578
         652,400  UNITED STATES STEEL CORPORATION#                                                                   41,146,868
          99,270  WEBCO INDUSTRIES INCORPORATED+                                                                      7,048,134

                                                                                                                    181,957,772
                                                                                                              -----------------

PRINTING, PUBLISHING & ALLIED INDUSTRIES - 0.94%
         615,500  R.H. DONNELLEY CORPORATION+ #                                                                      32,135,255
                                                                                                              -----------------

RUBBER & MISCELLANEOUS PLASTICS PRODUCTS - 1.91%
         785,753  CONSTAR INTERNATIONAL INCORPORATED+                                                                 3,056,579
       4,501,870  INTERTAPE POLYMER GROUP INCORPORATED+                                                              31,017,884
          23,000  INTERTAPE POLYMER GROUP INCORPORATED (CANADA)+                                                        158,320
         285,500  JARDEN CORPORATION+ #                                                                               8,276,645
       2,070,300  ROYAL GROUP TECHNOLOGIES LIMITED+                                                                  22,876,815

                                                                                                                     65,386,243
                                                                                                              -----------------

STONE, CLAY, GLASS & CONCRETE PRODUCTS - 0.38%
       1,504,700  U.S. CONCRETE INCORPORATED+                                                                        13,105,937
                                                                                                              -----------------

TRANSPORTATION BY AIR - 1.92%
          60,000  EGL INCORPORATED+ #                                                                                 2,634,600
       1,163,200  LAN AIRLINES SA ADR+                                                                               37,059,552
         125,504  PHI INCORPORATED+                                                                                   4,077,625
         694,373  PHI INCORPORATED (NON-VOTING)+                                                                     21,914,412

                                                                                                                     65,686,189
                                                                                                              -----------------

TRANSPORTATION EQUIPMENT - 0.37%
       1,794,110  FLEETWOOD ENTERPRISES INCORPORATED+                                                                12,774,063
                                                                                                              -----------------

WHOLESALE TRADE-DURABLE GOODS - 0.07%
          54,800  OMNICARE INCORPORATED#                                                                              2,480,248
                                                                                                              -----------------

TOTAL COMMON STOCKS (COST $2,126,417,076)                                                                         2,944,854,430
                                                                                                              -----------------

SHORT-TERM INVESTMENTS - 17.56%
     601,108,764  WELLS FARGO ADVANTAGE MONEY MARKET TRUST~ +++                                                     601,108,764
                                                                                                              -----------------

TOTAL SHORT-TERM INVESTMENTS (COST $601,108,764)                                                                    601,108,764
                                                                                                              -----------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS    JULY 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

SMALL CAP VALUE FUND
--------------------------------------------------------------------------------

TOTAL INVESTMENTS IN SECURITIES
(COST $2,727,525,840)*                                   103.59%                                              $   3,545,963,194

OTHER ASSETS AND LIABILITIES, NET                         (3.59)                                                   (122,731,624)
                                                        -------                                               -----------------

TOTAL NET ASSETS                                         100.00%                                              $   3,423,231,570
                                                        -------                                               -----------------

# ALL OR A PORTION OF THIS SECURITY IS SEGREGATED AS COLLATERAL FOR DERIVATIVE INVESTMENTS.

+     NON-INCOME EARNING SECURITIES.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4(2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

+++   SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $601,108,764.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

CONTRACTS                                                                        STRIKE PRICE  EXPIRATION DATE       VALUE
WRITTEN OPTIONS - (3.51%)
          (2,450) APEX SILVER MINES LIMITED CALL+                                    $15.00       08/19/2006   $       (122,500)
            (300) APEX SILVER MINES LIMITED CALL+                                     20.00       08/19/2006            (61,500)
            (500) APEX SILVER MINES LIMITED CALL+                                     15.00       09/16/2006            (50,000)
          (1,200) APEX SILVER MINES LIMITED CALL+                                     12.50       10/21/2006           (342,000)
          (3,300) APEX SILVER MINES LIMITED CALL+                                     15.00       10/21/2006           (495,000)
          (3,300) APEX SILVER MINES LIMITED CALL+                                     17.50       10/21/2006           (214,500)
          (2,000) APEX SILVER MINES LIMITED CALL+                                     20.00       10/21/2006            (60,000)
          (1,200) APEX SILVER MINES LIMITED CALL+                                     15.00       01/20/2007           (264,000)
            (600) APEX SILVER MINES LIMITED CALL+                                     17.50       01/20/2007            (78,000)
            (500) APEX SILVER MINES LIMITED CALL+                                     20.00       01/20/2007            (42,500)
            (500) APPLERA CORPORATION-APPLIED BIOSYSTEMS GROUP CALL+                  30.00       08/19/2006           (120,000)
            (300) APPLERA CORPORATION-APPLIED BIOSYSTEMS GROUP CALL+                  25.00       09/16/2006           (216,000)
          (1,250) APPLERA CORPORATION-APPLIED BIOSYSTEMS GROUP CALL+                  30.00       09/16/2006           (343,750)
            (600) ARMOR HOLDINGS INCORPORATED CALL+                                   50.00       08/19/2006           (156,000)
            (300) ARMOR HOLDINGS INCORPORATED CALL+                                   55.00       08/19/2006            (12,000)
            (600) ARMOR HOLDINGS INCORPORATED CALL+                                   55.00       11/18/2006           (168,000)
            (100) ARMOR HOLDINGS INCORPORATED CALL+                                   60.00       11/18/2006            (12,000)
            (100) ASHLAND INCORPORATED CALL+                                          60.00       08/19/2006            (67,000)
            (900) ASHLAND INCORPORATED CALL+                                          65.00       08/19/2006           (220,500)
            (100) ASHLAND INCORPORATED CALL+                                          60.00       10/21/2006            (76,000)
            (450) ASHLAND INCORPORATED CALL+                                          65.00       10/21/2006           (193,500)
          (1,150) ASHLAND INCORPORATED CALL+                                          70.00       10/21/2006           (247,250)
            (300) BAUSCH & LOMB INCORPORATED CALL+                                    45.00       08/19/2006            (99,000)
            (600) BAUSCH & LOMB INCORPORATED CALL+                                    50.00       08/19/2006            (39,000)
            (250) BAUSCH & LOMB INCORPORATED CALL+                                    50.00       09/16/2006            (35,000)
          (1,600) BAUSCH & LOMB INCORPORATED CALL+                                    45.00       10/21/2006           (736,000)
          (1,500) BAUSCH & LOMB INCORPORATED CALL+                                    50.00       10/21/2006           (345,000)
            (800) BAUSCH & LOMB INCORPORATED CALL+                                    45.00       01/20/2007           (496,000)
            (850) BAUSCH & LOMB INCORPORATED CALL+                                    50.00       01/20/2007           (348,500)
            (300) BAUSCH & LOMB INCORPORATED CALL+                                    55.00       01/20/2007            (61,500)
            (600) BJ SERVICES COMPANY CALL+                                           32.50       08/19/2006           (252,000)
          (4,035) BJ SERVICES COMPANY CALL+                                           30.00       10/21/2006         (2,501,700)
          (1,925) BJ SERVICES COMPANY CALL+                                           32.50       10/21/2006         (1,078,000)
            (500) BJ SERVICES COMPANY CALL+                                           30.00       01/20/2007           (405,000)
            (500) BJ SERVICES COMPANY CALL+                                           32.50       01/20/2007           (340,000)
            (320) CARPENTER TECHNOLOGY CORPORATION CALL+                              75.00       12/16/2005           (857,600)
            (150) CARPENTER TECHNOLOGY CORPORATION CALL+                              85.00       09/16/2006           (229,500)
            (150) CARPENTER TECHNOLOGY CORPORATION CALL+                              90.00       09/16/2006           (151,500)
          (1,025) CARPENTER TECHNOLOGY CORPORATION CALL+                              70.00       12/16/2006         (2,870,000)
            (900) CARPENTER TECHNOLOGY CORPORATION CALL+                              80.00       12/16/2006         (2,070,000)
          (1,390) CARPENTER TECHNOLOGY CORPORATION CALL+                              85.00       12/16/2006         (2,738,300)
            (550) CARPENTER TECHNOLOGY CORPORATION CALL+                              90.00       12/16/2006           (929,500)
            (198) CARPENTER TECHNOLOGY CORPORATION CALL+                              95.00       12/16/2006           (253,440)
            (200) CELESTICA INCORPORATED CALL+                                        10.00       09/16/2006             (8,000)
            (300) CHESAPEAKE CORPORATION CALL+                                        15.00       08/19/2006             (6,000)
            (400) CHESAPEAKE CORPORATION CALL+                                        15.00       11/18/2006            (32,000)

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS    JULY 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

SMALL CAP VALUE FUND
--------------------------------------------------------------------------------

CONTRACTS                                                                        STRIKE PRICE  EXPIRATION DATE       VALUE
WRITTEN OPTIONS (continued)
            (800) CHICAGO BRIDGE & IRON COMPANY NV CALL+                             $22.50       10/21/2006   $       (232,000)
          (5,100) CHICAGO BRIDGE & IRON COMPANY NV CALL+                              25.00       10/21/2006           (765,000)
            (500) CHICAGO BRIDGE & IRON COMPANY NV CALL+                              30.00       10/21/2006            (12,500)
            (500) CHICAGO BRIDGE & IRON COMPANY NV CALL+                              25.00       01/20/2007           (117,500)
            (500) CHICAGO BRIDGE & IRON COMPANY NV CALL+                              30.00       01/20/2007            (40,000)
            (150) COHERENT INCORPORATED CALL+                                         30.00       08/19/2006            (34,500)
            (600) COHERENT INCORPORATED CALL+                                         30.00       11/18/2006           (216,000)
          (1,200) COHERENT INCORPORATED CALL+                                         35.00       11/18/2006           (144,000)
            (300) CV THERAPEUTICS INCORPORATED CALL+                                  12.50       08/19/2006            (18,000)
            (100) CV THERAPEUTICS INCORPORATED CALL+                                  15.00       10/21/2006             (5,000)
            (200) EGL INCORPORATED CALL+                                              30.00       08/19/2006           (274,000)
            (100) EGL INCORPORATED CALL+                                              35.00       08/19/2006            (88,000)
            (300) EGL INCORPORATED CALL+                                              40.00       09/16/2006           (156,000)
          (1,450) ENCORE WIRE CORPORATION CALL+                                       30.00       08/19/2006           (870,000)
            (500) ENCORE WIRE CORPORATION CALL+                                       25.00       11/18/2006           (590,000)
          (3,638) ENCORE WIRE CORPORATION CALL+                                       30.00       11/18/2006         (2,946,780)
            (500) ENCORE WIRE CORPORATION CALL+                                       35.00       11/18/2006           (255,000)
            (600) ENCORE WIRE CORPORATION CALL+                                       25.00       02/17/2007           (768,000)
            (600) ENCORE WIRE CORPORATION CALL+                                       30.00       02/17/2007           (558,000)
            (300) ENCORE WIRE CORPORATION CALL+                                       35.00       02/17/2007           (201,000)
            (200) FOOT LOCKER INCORPORATED CALL+                                      20.00       08/19/2006           (142,000)
            (650) FOOT LOCKER INCORPORATED CALL+                                      25.00       08/19/2006           (165,750)
          (1,065) FOOT LOCKER INCORPORATED CALL+                                      22.50       11/18/2006           (489,900)
            (300) FOOT LOCKER INCORPORATED CALL+                                      25.00       11/18/2006            (90,000)
            (800) FOREST OIL CORPORATION CALL+                                        30.00       08/19/2006           (296,000)
          (2,000) FOREST OIL CORPORATION CALL+                                        30.00       11/18/2006         (1,040,000)
          (1,100) FOREST OIL CORPORATION CALL+                                        35.00       11/18/2006           (220,000)
          (2,999) GLAMIS GOLD LIMITED CALL+                                           30.00       08/19/2006         (2,069,310)
          (6,500) GLAMIS GOLD LIMITED CALL+                                           35.00       08/19/2006         (1,885,000)
            (800) GLAMIS GOLD LIMITED CALL+                                           40.00       08/19/2006            (52,000)
          (5,571) GLAMIS GOLD LIMITED CALL+                                           30.00       11/18/2006         (5,013,900)
          (2,750) GLAMIS GOLD LIMITED CALL+                                           35.00       11/18/2006         (1,540,000)
          (2,850) GLAMIS GOLD LIMITED CALL+                                           40.00       11/18/2006           (940,500)
            (500) GLAMIS GOLD LIMITED CALL+                                           25.00       01/20/2007           (660,000)
            (400) GLAMIS GOLD LIMITED CALL+                                           30.00       01/20/2007           (398,800)
          (1,000) GLAMIS GOLD LIMITED CALL+                                           35.00       01/20/2007           (660,000)
            (500) GLOBAL INDUSTRIES LIMITED CALL+                                     15.00       09/16/2006           (117,500)
            (400) GLOBAL INDUSTRIES LIMITED CALL+                                     17.50       09/16/2006            (34,000)
            (500) GLOBAL INDUSTRIES LIMITED CALL+                                     20.00       12/16/2006            (52,500)
            (800) GOLDCORP INCORPORATED CALL+                                         25.00       08/19/2006           (336,000)
            (500) GOLDCORP INCORPORATED CALL+                                         27.50       08/19/2006           (117,500)
          (1,700) GOLDCORP INCORPORATED CALL+                                         30.00       08/19/2006           (153,000)
          (1,000) GOLDCORP INCORPORATED CALL+                                         22.50       10/21/2006           (740,000)
            (575) GOLDCORP INCORPORATED CALL+                                         25.00       10/21/2006           (322,000)
            (800) GOLDCORP INCORPORATED CALL+                                         27.50       10/21/2006           (304,000)
            (900) GOLDCORP INCORPORATED CALL+                                         30.00       10/21/2006           (234,000)
          (1,000) GOLDCORP INCORPORATED CALL+                                         32.50       10/21/2006           (167,000)
            (500) GOLDCORP INCORPORATED CALL+                                         35.00       10/21/2006            (52,500)
          (1,200) GOLDCORP INCORPORATED CALL+                                         30.00       01/20/2007           (456,000)
            (300) GOLDCORP INCORPORATED CALL+                                         40.00       01/20/2007            (34,500)
            (100) HELIX ENERGY SOLUTIONS GROUP CALL+                                  35.00       08/19/2006            (45,000)
            (100) HELIX ENERGY SOLUTIONS GROUP CALL+                                  30.00       09/16/2006            (94,000)
            (800) HELIX ENERGY SOLUTIONS GROUP CALL+                                  35.00       09/16/2006           (424,000)
            (700) HELIX ENERGY SOLUTIONS GROUP CALL+                                  40.00       09/16/2006           (168,000)
            (730) HELIX ENERGY SOLUTIONS GROUP CALL+                                  30.00       12/16/2006           (751,900)
            (850) HYDRIL COMPANY CALL+                                                65.00       08/19/2006           (459,000)
            (200) HYDRIL COMPANY CALL+                                                60.00       09/16/2006           (210,000)
          (1,000) HYDRIL COMPANY CALL+                                                65.00       09/16/2006           (680,000)
            (500) HYDRIL COMPANY CALL+                                                70.00       12/16/2006           (380,000)
          (2,000) INPUT OUTPUT INCORPORATED CALL+                                     10.00       11/18/2006           (170,000)

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS    JULY 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

SMALL CAP VALUE FUND
--------------------------------------------------------------------------------

CONTRACTS                                                                        STRIKE PRICE  EXPIRATION DATE       VALUE
WRITTEN OPTIONS (continued)
            (500) INPUT OUTPUT INCORPORATED CALL+                                    $10.00       01/20/2007   $        (57,500)
            (300) INTERMEC INCORPORATED CALL+                                         22.50       08/19/2006            (63,600)
            (100) INTERMEC INCORPORATED CALL+                                         20.00       09/16/2006            (47,000)
            (100) INTERMEC INCORPORATED CALL+                                         22.50       09/16/2006            (29,000)
             (50) INTERMEC INCORPORATED CALL+                                         25.00       12/16/2006            (12,750)
          (1,600) INTEROIL CORPORATION CALL+                                          17.50       08/19/2006           (424,000)
          (1,100) INTEROIL CORPORATION CALL+                                          20.00       08/19/2006           (104,500)
            (400) INTEROIL CORPORATION CALL+                                          12.50       09/16/2006           (272,000)
            (700) INTEROIL CORPORATION CALL+                                          15.00       09/16/2006           (343,000)
          (2,800) INTEROIL CORPORATION CALL+                                          17.50       09/16/2006           (896,000)
          (1,087) INTEROIL CORPORATION CALL+                                          20.00       09/16/2006           (206,530)
          (1,000) INTEROIL CORPORATION CALL+                                          15.00       12/16/2006           (600,000)
            (550) INTEROIL CORPORATION CALL+                                          17.50       12/16/2006           (253,000)
            (350) INTEROIL CORPORATION CALL+                                          20.00       12/16/2006           (129,500)
            (100) INTEROIL CORPORATION CALL+                                          22.50       12/16/2006            (25,500)
            (300) IPSCO INCORPORATED CALL+                                            90.00       08/19/2006           (198,000)
            (350) IPSCO INCORPORATED CALL+                                            75.00       09/16/2006           (700,000)
            (983) IPSCO INCORPORATED CALL+                                            80.00       09/16/2006         (1,464,670)
            (200) IPSCO INCORPORATED CALL+                                            80.00       09/16/2006           (298,000)
          (1,425) IPSCO INCORPORATED CALL+                                            85.00       09/16/2006         (1,638,750)
            (100) IPSCO INCORPORATED CALL+                                            90.00       09/16/2006            (80,000)
            (400) IPSCO INCORPORATED CALL+                                            95.00       09/16/2006           (220,000)
          (1,000) IPSCO INCORPORATED CALL+                                            80.00       12/16/2006         (1,890,000)
            (600) IPSCO INCORPORATED CALL+                                            85.00       12/16/2006           (930,000)
            (600) IPSCO INCORPORATED CALL+                                            90.00       12/16/2006           (768,000)
            (450) IPSCO INCORPORATED CALL+                                            95.00       12/16/2006           (427,500)
            (100) IPSCO INCORPORATED CALL+                                           100.00       12/16/2006            (77,000)
          (2,850) JARDEN CORPORATION CALL+                                            25.00       10/21/2006         (1,311,000)
            (150) MANOR CARE INCORPORATED CALL+                                       40.00       08/19/2006           (150,000)
            (100) MANOR CARE INCORPORATED CALL+                                       45.00       11/18/2006            (79,000)
          (1,300) MARINER ENERGY INCORPORATED CALL+                                   17.50       11/18/2006           (234,000)
            (400) MARINER ENERGY INCORPORATED CALL+                                   20.00       11/18/2006            (50,000)
            (575) MARTEK BIOSCIENCES CORPORATION CALL+                                22.50       09/16/2006           (333,500)
            (750) MATRIX SERVICE COMPANY CALL+                                        12.50       08/19/2006            (30,000)
            (200) MATRIX SERVICE COMPANY CALL+                                        10.00       11/18/2006            (48,000)
            (450) MERIDIAN GOLD INCORPORATED CALL+                                    25.00       08/19/2006           (117,000)
            (200) MERIDIAN GOLD INCORPORATED CALL+                                    22.50       10/21/2006           (110,000)
          (1,200) MERIDIAN GOLD INCORPORATED CALL+                                    25.00       10/21/2006           (480,000)
          (2,400) MERIDIAN GOLD INCORPORATED CALL+                                    30.00       10/21/2006           (420,000)
            (500) MERIDIAN GOLD INCORPORATED CALL+                                    40.00       10/21/2006            (10,000)
            (500) MERIDIAN GOLD INCORPORATED CALL+                                    25.00       01/20/2007           (265,000)
          (1,000) MERIDIAN GOLD INCORPORATED CALL+                                    30.00       01/20/2007           (310,000)
            (200) MERIDIAN GOLD INCORPORATED CALL+                                    40.00       01/20/2007            (20,000)
            (200) NEWFIELD EXPLORATION COMPANY CALL+                                  40.00       08/19/2006           (132,000)
            (200) NEWFIELD EXPLORATION COMPANY CALL+                                  45.00       08/19/2006            (59,000)
            (100) NEWFIELD EXPLORATION COMPANY CALL+                                  35.00       09/16/2006           (121,000)
          (1,100) NEWFIELD EXPLORATION COMPANY CALL+                                  40.00       09/16/2006           (803,000)
          (3,000) NEWFIELD EXPLORATION COMPANY CALL+                                  45.00       09/16/2006         (1,170,000)
          (1,075) NEWFIELD EXPLORATION COMPANY CALL+                                  40.00       12/16/2006           (967,500)
            (300) NEWFIELD EXPLORATION COMPANY CALL+                                  50.00       12/16/2006           (105,000)
            (150) NOBLE ENERGY INCORPORATED CALL+                                     35.00       08/19/2006           (229,500)
            (150) NOBLE ENERGY INCORPORATED CALL+                                     40.00       08/19/2006           (159,000)
          (1,900) NOBLE ENERGY INCORPORATED CALL+                                     45.00       08/19/2006         (1,102,000)
            (200) NOBLE ENERGY INCORPORATED CALL+                                     40.00       11/18/2006           (232,000)
          (2,400) NOBLE ENERGY INCORPORATED CALL+                                     45.00       11/18/2006         (1,824,000)
          (1,500) NOBLE ENERGY INCORPORATED CALL+                                     50.00       11/18/2006           (690,000)
            (500) NOBLE ENERGY INCORPORATED CALL+                                     55.00       11/18/2006           (120,000)
            (100) OCEANEERING INTERNATIONAL INCORPORATED CALL+                        35.00       08/19/2006            (88,000)
            (800) OCEANEERING INTERNATIONAL INCORPORATED CALL+                        25.00       10/21/2006         (1,504,000)
          (3,400) OCEANEERING INTERNATIONAL INCORPORATED CALL+                        30.00       10/21/2006         (4,726,000)

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS    JULY 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

SMALL CAP VALUE FUND
--------------------------------------------------------------------------------

CONTRACTS                                                                        STRIKE PRICE  EXPIRATION DATE       VALUE
WRITTEN OPTIONS (continued)
            (800) OCEANEERING INTERNATIONAL INCORPORATED CALL+                       $32.50       10/21/2006   $       (936,000)
          (1,300) OCEANEERING INTERNATIONAL INCORPORATED CALL+                        35.00       10/21/2006         (1,157,000)
          (1,227) OCEANEERING INTERNATIONAL INCORPORATED CALL+                        40.00       10/21/2006           (785,280)
          (1,500) OCEANEERING INTERNATIONAL INCORPORATED CALL+                        32.50       01/20/2007         (1,905,000)
          (3,700) OCEANEERING INTERNATIONAL INCORPORATED CALL+                        35.00       01/20/2007         (4,144,000)
            (200) OM GROUP INCORPORATED CALL+                                         30.00       08/19/2006           (108,000)
            (500) OM GROUP INCORPORATED CALL+                                         22.50       09/16/2006           (635,000)
          (1,000) OM GROUP INCORPORATED CALL+                                         25.00       09/16/2006         (1,030,000)
          (1,050) OM GROUP INCORPORATED CALL+                                         30.00       09/16/2006           (598,500)
            (650) OM GROUP INCORPORATED CALL+                                         35.00       09/16/2006           (156,000)
            (250) OM GROUP INCORPORATED CALL+                                         30.00       12/16/2006           (182,500)
            (450) OM GROUP INCORPORATED CALL+                                         35.00       12/16/2006           (198,000)
            (200) OM GROUP INCORPORATED CALL+                                         40.00       12/16/2006            (51,000)
            (548) OMNICARE INCORPORATED CALL+                                         40.00       09/16/2006           (334,280)
            (100) PAYLESS SHOESOURCE INCORPORATED CALL+                               22.50       09/16/2006            (39,000)
            (400) PAYLESS SHOESOURCE INCORPORATED CALL+                               25.00       09/16/2006            (98,000)
            (400) PAYLESS SHOESOURCE INCORPORATED CALL+                               25.00       12/16/2006           (124,000)
            (500) PETROQUEST ENERGY INCORPORATED CALL+                                12.50       10/21/2006            (50,000)
            (200) PIONEER NATURAL RESOURCES COMPANY CALL+                             40.00       08/19/2006           (112,000)
            (400) PIONEER NATURAL RESOURCES COMPANY CALL+                             45.00       08/19/2006            (80,000)
            (100) PIONEER NATURAL RESOURCES COMPANY CALL+                             45.00       08/19/2006            (20,000)
          (1,000) PIONEER NATURAL RESOURCES COMPANY CALL+                             40.00       09/16/2006           (630,000)
          (1,350) PIONEER NATURAL RESOURCES COMPANY CALL+                             45.00       09/16/2006           (391,500)
            (900) PIONEER NATURAL RESOURCES COMPANY CALL+                             45.00       12/16/2006           (414,000)
          (4,000) POLYONE CORPORATION CALL+                                           10.00       11/18/2006            (80,000)
            (600) PORTALPLAYER INCORPORATED CALL+                                     10.00       08/19/2006            (54,000)
            (800) PORTALPLAYER INCORPORATED CALL+                                     10.00       11/18/2006           (132,000)
            (500) PORTALPLAYER INCORPORATED CALL+                                     12.50       11/18/2006            (32,500)
            (500) PRIDE INTERNATIONAL INCORPORATED CALL+                              30.00       08/19/2006            (67,500)
          (3,000) PRIDE INTERNATIONAL INCORPORATED CALL+                              30.00       10/21/2006           (735,000)
            (500) R.H. DONNELLEY CORPORATION CALL+                                    55.00       11/18/2006            (77,500)
            (200) RANDGOLD RESOURCES LIMITED ADR CALL+                                20.00       08/19/2006            (50,000)
            (200) RANDGOLD RESOURCES LIMITED ADR CALL+                                22.50       08/19/2006            (18,000)
            (500) RANDGOLD RESOURCES LIMITED ADR CALL+                                20.00       09/16/2006           (135,000)
          (1,500) RANDGOLD RESOURCES LIMITED ADR CALL+                                22.50       09/16/2006           (217,500)
            (500) RANDGOLD RESOURCES LIMITED CALL+                                    22.50       12/16/2006           (142,500)
            (300) RANDGOLD RESOURCES LIMITED CALL+                                    25.00       12/16/2006            (54,000)
          (1,400) RANGE RESOURCES CORPORATION CALL+                                   25.00       08/19/2006           (504,000)
            (300) RANGE RESOURCES CORPORATION CALL+                                   25.00       08/19/2006           (108,000)
          (2,300) RANGE RESOURCES CORPORATION CALL+                                   25.00       09/16/2006           (920,000)
            (500) RANGE RESOURCES CORPORATION CALL+                                   30.00       09/16/2006            (42,500)
          (1,100) RANGE RESOURCES CORPORATION CALL+                                   25.00       12/16/2006           (528,000)
          (1,600) RANGE RESOURCES CORPORATION CALL+                                   30.00       12/16/2006           (336,000)
            (200) REMINGTON OIL & GAS CORPORATION CALL+                               40.00       09/16/2006            (33,000)
          (1,400) SMITH INTERNATIONAL INCORPORATED CALL+                              40.00       08/19/2006           (658,000)
          (1,628) SMITH INTERNATIONAL INCORPORATED CALL+                              40.00       10/21/2006         (1,058,200)
            (900) SMITH INTERNATIONAL INCORPORATED CALL+                              42.50       10/21/2006           (414,000)
          (1,000) STEEL DYNAMICS INCORPORATED CALL+                                   50.00       08/19/2006           (800,000)
            (200) STEEL DYNAMICS INCORPORATED CALL+                                   55.00       08/19/2006            (88,000)
          (1,500) STEEL DYNAMICS INCORPORATED CALL+                                   55.00       08/19/2006           (660,000)
            (300) STEEL DYNAMICS INCORPORATED CALL+                                   60.00       08/19/2006            (66,000)
            (400) STEEL DYNAMICS INCORPORATED CALL+                                   65.00       08/19/2006            (24,000)
            (170) STEEL DYNAMICS INCORPORATED CALL+                                   45.00       11/18/2006           (249,900)
          (1,150) STEEL DYNAMICS INCORPORATED CALL+                                   50.00       11/18/2006         (1,276,500)
          (1,000) STEEL DYNAMICS INCORPORATED CALL+                                   55.00       11/18/2006           (830,000)
            (442) STEEL DYNAMICS INCORPORATED CALL+                                   60.00       11/18/2006           (212,160)
            (400) STEEL DYNAMICS INCORPORATED CALL+                                   65.00       11/18/2006           (148,000)
            (400) STEEL DYNAMICS INCORPORATED CALL+                                   70.00       11/18/2006            (94,000)
          (1,700) STEEL DYNAMICS INCORPORATED CALL+                                   55.00       01/20/2007         (1,598,000)
          (1,600) STEEL DYNAMICS INCORPORATED CALL+                                   60.00       01/20/2007         (1,104,000)

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS    JULY 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

SMALL CAP VALUE FUND
--------------------------------------------------------------------------------

CONTRACTS                                                                        STRIKE PRICE  EXPIRATION DATE       VALUE
WRITTEN OPTIONS (continued)
          (1,998) TOREADOR RESOURCES CORPORATION CALL+                               $22.50       09/16/2006   $       (719,280)
          (1,000) TRANSOCEAN INCORPORATED CALL+                                       70.00       08/19/2006           (780,000)
          (1,000) TRANSOCEAN INCORPORATED CALL+                                       70.00       11/18/2006         (1,060,000)
          (1,050) TRANSOCEAN INCORPORATED CALL+                                       75.00       11/18/2006           (829,500)
            (300) TRANSOCEAN INCORPORATED CALL+                                       80.00       11/18/2006           (165,000)
            (800) TWEEN BRANDS INCORPORATED CALL+                                     35.00       11/18/2006           (424,000)
          (1,350) TWEEN BRANDS INCORPORATED CALL+                                     40.00       11/18/2006           (351,000)
            (900) UNITED STATES STEEL CORPORATION CALL+                               60.00       08/19/2006           (405,000)
          (1,600) UNITED STATES STEEL CORPORATION CALL+                               55.00       10/21/2006         (1,680,000)
          (1,600) UNITED STATES STEEL CORPORATION CALL+                               60.00       10/21/2006         (1,200,000)
            (600) UNITED STATES STEEL CORPORATION CALL+                               50.00       01/20/2007         (1,020,000)
            (595) UNITED STATES STEEL CORPORATION CALL+                               55.00       01/20/2007           (755,650)
          (1,229) UNITED STATES STEEL CORPORATION CALL+                               60.00       01/20/2007         (1,265,870)
          (1,000) VISHAY INTERTECHNOLOGY INCORPORATED CALL+                           12.50       08/19/2006           (180,000)
          (3,600) VISHAY INTERTECHNOLOGY INCORPORATED CALL+                           12.50       10/21/2006           (738,000)
            (500) WILLBROS GROUP INCORPORATED CALL+                                   20.00       09/16/2006             (2,500)

TOTAL WRITTEN OPTIONS (PREMIUMS RECEIVED $(114,518,681))                                                           (120,061,300)
                                                                                                               ----------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS    JULY 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

DISCOVERY FUND
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                                     VALUE
COMMON STOCKS - 94.06%

AEROSPACE, DEFENSE - 1.67%
         170,219  BE AEROSPACE INCORPORATED+                                                                  $       4,212,920
                                                                                                              -----------------

AMUSEMENT & RECREATION SERVICES - 3.54%
          69,500  HARRAH'S ENTERTAINMENT INCORPORATED                                                                 4,177,645
         105,400  LIFE TIME FITNESS INCORPORATED+                                                                     4,774,620

                                                                                                                      8,952,265
                                                                                                              -----------------

APPAREL & ACCESSORY STORES - 4.26%
         111,900  AEROPOSTALE INCORPORATED+                                                                           3,100,749
          44,900  CARTER'S INCORPORATED+                                                                                979,269
         212,168  CASUAL MALE RETAIL GROUP INCORPORATED+                                                              2,365,673
          54,600  DSW INCORPORATED+                                                                                   1,874,418
          60,931  UNDER ARMOUR INCORPORATED+                                                                          2,446,380

                                                                                                                     10,766,489
                                                                                                              -----------------

BUSINESS SERVICES - 8.34%
         210,100  BEA SYSTEMS INCORPORATED+ <<                                                                        2,466,574
          93,600  COGNIZANT TECHNOLOGY SOLUTIONS CORPORATION CLASS A+                                                 6,129,864
         136,238  EMAGEON INCORPORATED+                                                                               2,057,194
          75,150  F5 NETWORKS INCORPORATED+                                                                           3,482,451
         176,800  RED HAT INCORPORATED+                                                                               4,186,624
          41,372  THESTREET.COM INCORPORATED                                                                            389,724
          34,006  TRANSACTION SYSTEMS ARCHITECTS INCORPORATED CLASS A+                                                1,258,902
          38,900  UNITED RENTALS INCORPORATED+                                                                        1,086,088

                                                                                                                     21,057,421
                                                                                                              -----------------

CHEMICALS & ALLIED PRODUCTS - 1.02%
          61,203  DIGENE CORPORATION+                                                                                 2,583,379
                                                                                                              -----------------

COMMUNICATIONS - 8.00%
         179,000  AMERICAN TOWER CORPORATION CLASS A+ <<                                                              6,050,200
          79,133  EQUINIX INCORPORATED+                                                                               4,144,987
         150,404  NII HOLDINGS INCORPORATED+                                                                          7,938,323
         186,900  NOVATEL WIRELESS INCORPORATED+                                                                      2,067,114

                                                                                                                     20,200,624
                                                                                                              -----------------

ELECTRIC, GAS & SANITARY SERVICES - 2.36%
         120,000  COVANTA HOLDING CORPORATION+                                                                        2,118,000
         158,100  WILLIAMS COMPANIES INCORPORATED                                                                     3,833,925

                                                                                                                      5,951,925
                                                                                                              -----------------

ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT - 6.58%
          77,600  CYMER INCORPORATED+                                                                                 3,035,712
          23,170  HARMAN INTERNATIONAL INDUSTRIES INCORPORATED                                                        1,858,234
         107,400  MEMC ELECTRONIC MATERIALS INCORPORATED+                                                             3,267,108
         200,900  MICROSEMI CORPORATION+                                                                              5,082,770
         107,500  TESSERA TECHNOLOGIES INCORPORATED+                                                                  3,383,025

                                                                                                                     16,626,849
                                                                                                              -----------------

ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES - 1.25%
          61,000  GEN-PROBE INCORPORATED+                                                                             3,168,950
                                                                                                              -----------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS    JULY 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

DISCOVERY FUND
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                                     VALUE
FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT - 1.83%
         135,800  LADISH COMPANY INCORPORATED+                                                                $       4,617,200
                                                                                                              -----------------

HEALTH SERVICES - 4.21%
          94,190  COMMUNITY HEALTH SYSTEMS INCORPORATED+                                                              3,415,329
          59,700  COVANCE INCORPORATED+                                                                               3,806,472
          80,200  PEDIATRIX MEDICAL GROUP INCORPORATED+                                                               3,400,480

                                                                                                                     10,622,281
                                                                                                              -----------------

HEAVY CONSTRUCTION OTHER THAN BUILDING CONSTRUCTION CONTRACTS - 1.24%
          82,051  FOSTER WHEELER LIMITED+                                                                             3,129,425
                                                                                                              -----------------

HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES - 2.02%
         213,250  HILTON HOTELS CORPORATION<<                                                                         5,103,073
                                                                                                              -----------------

INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 6.73%
          25,600  BUCYRUS INTERNATIONAL INCORPORATED CLASS A                                                          1,246,976
         100,500  GAMESTOP CORPORATION CLASS A+                                                                       4,181,805
          97,900  GRANT PRIDECO INCORPORATED+                                                                         4,455,429
         109,700  SCIENTIFIC GAMES CORPORATION CLASS A+                                                               3,726,509
          75,800  TEREX CORPORATION+                                                                                  3,398,872

                                                                                                                     17,009,591
                                                                                                              -----------------

INSURANCE CARRIERS - 2.04%
         170,000  ENDURANCE SPECIALTY HOLDINGS LIMITED                                                                5,161,200
                                                                                                              -----------------

JUSTICE, PUBLIC ORDER & SAFETY - 2.19%
          58,700  CORRECTIONS CORPORATION OF AMERICA+                                                                 3,205,020
          56,600  GEO GROUP INCORPORATED+                                                                             2,333,052

                                                                                                                      5,538,072
                                                                                                              -----------------

MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS - 12.62%
         260,300  AMERICAN MEDICAL SYSTEMS HOLDINGS INCORPORATED+                                                     4,750,475
          54,300  C.R. BARD INCORPORATED                                                                              3,853,671
         100,660  DENTSPLY INTERNATIONAL INCORPORATED<<                                                               3,150,658
          70,900  DEXCOM INCORPORATED+                                                                                  843,001
          55,600  ENERGY CONVERSION DEVICES INCORPORATED+                                                             1,870,940
         240,850  EV3 INCORPORATED+ <<                                                                                4,036,646
          93,615  FORMFACTOR INCORPORATED+                                                                            4,013,275
          99,200  HAEMONETICS CORPORATION+                                                                            4,351,904
          68,658  NUVASIVE INCORPORATED+                                                                              1,200,828
          82,300  RESMED INCORPORATED+                                                                                3,819,543

                                                                                                                     31,890,941
                                                                                                              -----------------

MEDICAL MANAGEMENT SERVICES - 1.37%
          65,600  COVENTRY HEALTH CARE INCORPORATED+ <<                                                               3,457,120
                                                                                                              -----------------

METAL MINING - 2.83%
         103,500  GLAMIS GOLD LIMITED+ <<                                                                             3,809,835
         176,100  PAN AMERICAN SILVER CORPORATION+ <<                                                                 3,338,856

                                                                                                                      7,148,691
                                                                                                              -----------------

MISCELLANEOUS RETAIL - 2.91%
         118,700  COLDWATER CREEK INCORPORATED+                                                                       2,365,691

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS    JULY 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

DISCOVERY FUND
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                                     VALUE
MISCELLANEOUS RETAIL (continued)
          94,200  NUTRI SYSTEM INCORPORATED+                                                                  $       4,985,064

                                                                                                                      7,350,755
                                                                                                              -----------------

OIL & GAS EXTRACTION - 6.02%
          35,800  CANADIAN NATURAL RESOURCES LIMITED                                                                  1,905,992
         171,600  CHESAPEAKE ENERGY CORPORATION                                                                       5,645,640
         199,100  TETRA TECHNOLOGIES INCORPORATED+                                                                    5,696,251
          51,500  TODCO+                                                                                              1,962,665

                                                                                                                     15,210,548
                                                                                                              -----------------

PRIMARY METAL INDUSTRIES - 5.00%
          37,600  ALLEGHENY TECHNOLOGIES INCORPORATED                                                                 2,402,264
          72,800  CHAPARRAL STEEL COMPANY+                                                                            5,109,832
          85,700  PRECISION CASTPARTS CORPORATION                                                                     5,112,005

                                                                                                                     12,624,101
                                                                                                              -----------------

SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES - 0.80%
          42,600  NUVEEN INVESTMENTS CLASS A                                                                          2,023,074
                                                                                                              -----------------

TRANSPORTATION BY AIR - 0.46%
          52,800  AMR CORPORATION+                                                                                    1,161,600
                                                                                                              -----------------

WHOLESALE TRADE NON-DURABLE GOODS - 2.68%
         115,200  CENTRAL EUROPEAN DISTRIBUTION CORPORATION+                                                          2,776,320
          67,200  MEDCO HEALTH SOLUTIONS INCORPORATED+                                                                3,986,976

                                                                                                                      6,763,296
                                                                                                              -----------------

WHOLESALE TRADE-DURABLE GOODS - 2.09%
          78,757  CONCEPTUS INCORPORATED+                                                                             1,190,018
         166,100  CYTYC CORPORATION+                                                                                  4,086,060

                                                                                                                      5,276,078
                                                                                                              -----------------

TOTAL COMMON STOCKS (COST $207,358,669)                                                                             237,607,868
                                                                                                              -----------------

COLLATERAL FOR SECURITIES LENDING - 9.29%

COLLATERAL INVESTED IN MONEY MARKET FUNDS - 0.19%
         343,575  SCUDDER DAILY ASSETS MONEY MARKET FUND                                                                343,575
         138,783  SHORT TERM INVESTMENT COMPANY MONEY MARKET FUND                                                       138,783

                                                                                                                        482,358
                                                                                                              -----------------

PRINCIPAL                                                                        INTEREST RATE  MATURITY DATE
COLLATERAL INVESTED IN OTHER ASSETS - 9.10%
$         58,189  ALLIANCE & LEICESTER PLC                                             5.52%      10/25/2006             57,458
          82,395  AMERICAN GENERAL FINANCE+/- ++                                       5.40       08/15/2007             82,436
         231,750  AQUIFER FUNDING LIMITED                                              5.32       08/03/2006            231,683
         457,750  AQUIFER FUNDING LIMITED++                                            5.32       08/04/2006            457,549
          26,568  AQUIFER FUNDING LIMITED++                                            5.33       08/07/2006             26,545
         457,750  ATLAS CAPITAL FUNDING CORPORATION+/- ++                              5.33       11/03/2006            457,751
         228,875  ATLAS CAPITAL FUNDING CORPORATION+/- ++                              5.37       10/20/2006            228,875
         228,875  ATLAS CAPITAL FUNDING CORPORATION+/- ++                              5.38       12/22/2006            228,875
         137,325  ATLAS CAPITAL FUNDING CORPORATION SERIES MTN+/- ++                   5.31       08/04/2006            137,325
         228,875  ATLAS CAPITAL FUNDING CORPORATION SERIES MTN+/- ++                   5.37       04/25/2007            228,875
         178,230  ATOMIUM FUNDING CORPORATION++                                        5.25       08/07/2006            178,073

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS    JULY 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

DISCOVERY FUND
--------------------------------------------------------------------------------

PRINCIPAL         SECURITY NAME                                                  INTEREST RATE  MATURITY DATE       VALUE
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$        970,431  ATOMIUM FUNDING CORPORATION++                                        5.32%      08/02/2006   $        970,285
         228,875  BANCO SANTANDER TOTTA LOAN+/- ++                                     5.37       09/14/2007            228,836
         228,875  BANK OF AMERICA NA SERIES BKNT+/-                                    5.36       06/19/2007            228,868
         274,650  BEAR STEARNS & COMPANY INCORPORATED+/-                               5.37       10/04/2006            274,650
          27,465  BEAR STEARNS & COMPANY INCORPORATED SERIES EXL+/-                    5.38       08/05/2006             27,465
         274,650  BHP BILLITON FINANCE (USA) BV                                        5.39       08/11/2006            274,247
         245,099  BNP PARIBAS REPURCHASE AGREEMENT (MATURITY VALUE $245,135)           5.36       08/01/2006            245,099
           5,649  BUCKINGHAM II CDO                                                    5.32       08/04/2006              5,646
         109,860  CAIRN HIGH GRADE FUNDING I LLC++                                     5.31       08/02/2006            109,844
         283,805  CAIRN HIGH GRADE FUNDING I LLC++                                     5.36       08/11/2006            283,388
         155,635  CAIRN HIGH GRADE FUNDING I LLC                                       5.37       08/14/2006            155,338
         108,963  CEDAR SPRINGS CAPITAL COMPANY++                                      5.15       08/14/2006            108,755
         330,935  CEDAR SPRINGS CAPITAL COMPANY++                                      5.36       08/21/2006            329,962
          18,310  CHEYNE FINANCE LLC++                                                 5.32       08/10/2006             18,286
         228,875  CHEYNE FINANCE LLC+/- ++                                             5.47       07/16/2007            228,852
         585,921  CONCORD MINUTEMEN CAPITAL COMPANY SERIES B+/- ++                     5.34       08/14/2007            585,921
         592,787  CORPORATE ASSET SECURITIZATION AUSTRALIA LIMITED                     5.40       08/28/2006            590,428
         159,755  CORPORATE ASSET SECURITIZATION AUSTRALIA LIMITED                     5.42       08/22/2006            159,261
       1,831,002  CREDIT SUISSE FIRST BOSTON REPURCHASE AGREEMENT (MATURITY
                  VALUE $1,831,274)                                                    5.36       08/01/2006          1,831,002
          36,144  CULLINAN FINANCE CORPORATION++                                       5.44       09/13/2006             35,915
         228,875  CULLINAN FINANCE CORPORATION SERIES MTN+/- ++                        5.13       11/15/2006            228,891
         457,750  CULLINAN FINANCE CORPORATION SERIES MTN2+/- ++                       5.35       06/25/2007            457,682
         210,565  DEER VALLEY FUNDING LLC                                              5.33       08/09/2006            210,317
         894,957  DEER VALLEY FUNDING LLC++                                            5.34       08/07/2006            894,170
         303,763  DNB NOR BANK ASA                                                     5.32       08/01/2006            303,763
           9,155  EDISON ASSET SECURITIZATION                                          5.49       12/11/2006              8,977
         457,750  EUREKA SECURITIZATION INCORPORATED++                                 5.26       08/10/2006            457,146
         228,875  FCAR OWNER TRUST SERIES II                                           5.30       08/08/2006            228,642
          36,620  FIVE FINANCE INCORPORATED                                            5.30       08/07/2006             36,588
         320,883  FOUNTAIN SQUARE COMMERCIAL FUNDING CORPORATION                       5.24       08/14/2006            320,270
          32,693  FOUNTAIN SQUARE COMMERCIAL FUNDING CORPORATION++                     5.40       08/21/2006             32,596
          11,444  FOUNTAIN SQUARE COMMERCIAL FUNDING CORPORATION                       5.51       11/06/2006             11,280
          11,444  FOUNTAIN SQUARE COMMERCIAL FUNDING CORPORATION                       5.54       11/27/2006             11,244
          20,141  FOUNTAIN SQUARE COMMERCIAL FUNDING CORPORATION                       5.55       10/27/2006             19,882
         678,643  FOX TROT CDO++                                                       5.34       08/01/2006            678,643
          49,117  GEORGE STREET FINANCE LLC++                                          5.41       08/21/2006             48,972
         191,111  GOLDMAN SACHS GROUP INCORPORATED SERIES MTNB+/-                      5.66       10/27/2006            191,214
          27,465  GRAMPIAN FUNDING LLC++                                               5.28       10/02/2006             27,213
         191,569  HARRIER FINANCE FUNDING LLC++                                        5.41       08/25/2006            190,890
          18,310  HARRIER FINANCE FUNDING LLC SERIES MTN+/- ++                         5.42       05/15/2007             18,316
          32,043  HBOS TREASURY SERVICES PLC+/- ++                                     5.58       01/12/2007             32,070
         128,399  HSBC BANK USA SERIES BKN1+/-                                         5.34       12/14/2006            128,409
         228,875  INTESA BANK IRELAND PLC+/- ++                                        5.38       08/24/2007            228,852
       1,373,251  JP MORGAN CHASE & COMPANY REPURCHASE AGREEMENT (MATURITY
                  VALUE $1,373,456)                                                    5.36       08/01/2006          1,373,251
         137,325  KAUPTHING BANK SERIES MTN+/- ++                                      5.44       03/20/2007            137,196
          18,145  KLIO III FUNDING CORPORATION++                                       5.26       09/01/2006             18,062
         672,893  LEXINGTON PARKER CAPITAL CORPORATION++                               5.31       08/14/2006            671,608
       1,116,911  LIBERTY STREET FUNDING CORPORATION++                                 5.32       08/03/2006          1,116,587
          18,310  LINKS FINANCE LLC SERIES MTN1+/- ++                                  5.31       09/12/2006             18,310
         137,325  LIQUID FUNDING LIMITED+/- ++                                         5.31       12/01/2006            137,325
         210,565  LIQUID FUNDING LIMITED+/- ++                                         5.33       08/14/2006            210,565
         201,410  LIQUID FUNDING LIMITED                                               5.34       08/07/2006            201,233
          54,930  LIQUID FUNDING LIMITED SERIES MTN+/- ++                              5.33       02/20/2007             54,938
          91,550  MBIA GLOBAL FUNDING LLC+/- ++                                        5.38       02/20/2007             91,553
         460,039  MERRILL LYNCH & COMPANY SERIES MTN+/-                                5.66       10/27/2006            460,255
          40,282  MORGAN STANLEY+/-                                                    5.22       11/09/2006             40,292
          54,655  MORGAN STANLEY+/-                                                    5.35       11/24/2006             54,681
         274,650  MORGAN STANLEY+/-                                                    5.38       10/10/2006            274,650
          42,342  MORGAN STANLEY SERIES EXL+/-                                         5.40       09/14/2007             42,351
       1,116,911  MORTGAGE INTEREST NET TRUST                                          5.30       08/07/2006          1,115,928
          50,353  NATIONWIDE BUILDING SOCIETY+/- ++                                    5.42       12/11/2006             50,377

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS    JULY 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

DISCOVERY FUND
--------------------------------------------------------------------------------

PRINCIPAL         SECURITY NAME                                                  INTEREST RATE  MATURITY DATE        VALUE
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$          8,240  NIEUW AMSTERDAM RECEIVABLES CORPORATION++                            5.38%      08/15/2006   $           8,223
          13,733  NORDEA NORTH AMERICA INCORPORATED                                    5.38       08/18/2006              13,698
          25,643  NORTH SEA FUNDING LLC++                                              5.32       08/10/2006              25,609
           9,805  NORTH SEA FUNDING LLC                                                5.47       10/23/2006               9,685
         457,750  NORTHERN ROCK PLC+/- ++                                              5.33       09/15/2007             457,796
         137,325  PARAGON MORTGAGES PLC+/- ++                                          5.34       05/15/2007             137,325
          48,677  PERRY GLOBAL FUNDING LIMITED SERIES A                                5.22       08/09/2006              48,620
           3,241  PERRY GLOBAL FUNDING LIMITED SERIES A                                5.47       09/21/2006               3,216
          37,032  RACERS TRUST 2004-6-MM+/- ++                                         5.42       01/22/2007              37,038
         155,342  RANGER FUNDING CORPORATION++                                         5.39       08/29/2006             154,701
          99,780  REGENCY MARKETS LLC++                                                5.28       08/15/2006              99,575
         183,100  SLM CORPORATION+/- ++                                                5.36       05/04/2007             183,124
         155,635  STANFIELD VICTORIA FUNDING LLC                                       5.45       11/27/2006             152,921
         105,859  TANGO FINANCE CORPORATION SERIES MTN+/- ++                           5.37       10/25/2006             105,881
         457,750  TICONDEROGA FUNDING LLC++                                            5.40       08/30/2006             455,791
          52,925  TRAVELERS INSURANCE COMPANY+/-                                       5.42       02/09/2007              52,924
         228,875  UNICREDITO ITALIANO BANK (IRELAND) PLC SERIES EXL+/- ++              5.38       06/15/2007             228,852
         228,875  UNICREDITO ITALIANO BANK (IRELAND) PLC SERIES LIB+/- ++              5.36       03/09/2007             228,894
         183,100  VERSAILLES CDS++                                                     5.34       08/10/2006             182,859
         211,801  WHISTLEJACKET CAPITAL LIMITED (MERGING WITH WHITE PINE
                  FINANCE)                                                             5.30       08/01/2006             211,801
         266,136  WHISTLEJACKET CAPITAL LIMITED (MERGING WITH WHITE PINE
                  FINANCE)                                                             5.33       08/02/2006             266,096
          23,895  WHISTLEJACKET CAPITAL LIMITED (MERGING WITH WHITE PINE
                  FINANCE)                                                             5.40       09/11/2006              23,750
          35,000  WHITE PINE FINANCE                                                   5.32       08/08/2006              34,964
          10,318  YORKTOWN CAPITAL                                                     5.34       08/10/2006              10,304

                                                                                                                      22,976,329
                                                                                                               -----------------

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $23,458,687)                                                            23,458,687
                                                                                                               -----------------
SHARES

SHORT-TERM INVESTMENTS - 3.49%
       8,814,731  WELLS FARGO ADVANTAGE MONEY MARKET TRUST~ +++                                                        8,814,731
                                                                                                               -----------------

TOTAL SHORT-TERM INVESTMENTS (COST $8,814,731)                                                                         8,814,731
                                                                                                               -----------------

TOTAL INVESTMENTS IN SECURITIES
(COST $239,632,087)*                                     106.84%                                               $     269,881,286

OTHER ASSETS AND LIABILITIES, NET                         (6.84)                                                     (17,275,106)
                                                        -------                                                -----------------

TOTAL NET ASSETS                                         100.00%                                               $     252,606,180
                                                        -------                                                -----------------

+     NON-INCOME EARNING SECURITIES.

<<    ALL OR A PORTION OF THIS SECURITY IS ON LOAN.

+/-   VARIABLE RATE INVESTMENTS.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4 (2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

+++   SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $8,814,731.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS    JULY 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

ENTERPRISE FUND
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                                     VALUE
COMMON STOCKS - 94.47%

AEROSPACE, DEFENSE - 1.66%
         148,352  BE AEROSPACE INCORPORATED+                                                                  $       3,671,712
                                                                                                              -----------------

AMUSEMENT & RECREATION SERVICES - 1.65%
          60,600  HARRAH'S ENTERTAINMENT INCORPORATED                                                                 3,642,666
                                                                                                              -----------------

APPAREL & ACCESSORY STORES - 3.50%
          99,100  AEROPOSTALE INCORPORATED+                                                                           2,746,061
          39,700  ANN TAYLOR STORES CORPORATION+                                                                      1,630,082
          55,100  CARTER'S INCORPORATED+                                                                              1,201,731
          53,891  UNDER ARMOUR INCORPORATED+                                                                          2,163,724

                                                                                                                      7,741,598
                                                                                                              -----------------

BUSINESS SERVICES - 7.77%
         321,600  BEA SYSTEMS INCORPORATED+ <<                                                                        3,775,584
          69,500  COGNIZANT TECHNOLOGY SOLUTIONS CORPORATION CLASS A+                                                 4,551,555
          66,300  F5 NETWORKS INCORPORATED+                                                                           3,072,342
         136,400  RED HAT INCORPORATED+                                                                               3,229,952
          29,405  TRANSACTION SYSTEMS ARCHITECTS INCORPORATED CLASS A+                                                1,088,573
         101,000  VALUECLICK INCORPORATED+                                                                            1,455,410

                                                                                                                     17,173,416
                                                                                                              -----------------

CHEMICALS & ALLIED PRODUCTS - 2.39%
          54,149  DIGENE CORPORATION+                                                                                 2,285,629
          48,800  GILEAD SCIENCES INCORPORATED+                                                                       3,000,224

                                                                                                                      5,285,853
                                                                                                              -----------------

COMMUNICATIONS - 6.77%
         113,300  AMERICAN TOWER CORPORATION CLASS A+                                                                 3,829,540
          58,348  EQUINIX INCORPORATED+                                                                               3,056,268
         118,860  NII HOLDINGS INCORPORATED+                                                                          6,273,431
         162,100  NOVATEL WIRELESS INCORPORATED+                                                                      1,792,826

                                                                                                                     14,952,065
                                                                                                              -----------------

DEPOSITORY INSTITUTIONS - 0.88%
          41,300  MARSHALL & ILSLEY CORPORATION                                                                       1,939,861
                                                                                                              -----------------

ELECTRIC, GAS & SANITARY SERVICES - 2.36%
         107,700  COVANTA HOLDING CORPORATION+                                                                        1,900,905
         136,600  WILLIAMS COMPANIES INCORPORATED                                                                     3,312,550

                                                                                                                      5,213,455
                                                                                                              -----------------

ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT - 9.40%
          18,700  COOPER INDUSTRIES LIMITED CLASS A                                                                   1,611,192
          68,200  CYMER INCORPORATED+                                                                                 2,667,984
          19,990  HARMAN INTERNATIONAL INDUSTRIES INCORPORATED                                                        1,603,198
         125,400  MARVELL TECHNOLOGY GROUP LIMITED+                                                                   2,326,170
          92,860  MEMC ELECTRONIC MATERIALS INCORPORATED+                                                             2,824,801
         174,800  MICROSEMI CORPORATION+                                                                              4,422,440
          75,500  NETWORK APPLIANCE INCORPORATED+                                                                     2,241,595
          98,100  TESSERA TECHNOLOGIES INCORPORATED+                                                                  3,087,207

                                                                                                                     20,784,587
                                                                                                              -----------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS    JULY 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

ENTERPRISE FUND
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                                      VALUE
ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES - 1.51%
          64,400  GEN-PROBE INCORPORATED+                                                                     $       3,345,580
                                                                                                              -----------------

HEALTH SERVICES - 3.98%
          81,450  COMMUNITY HEALTH SYSTEMS INCORPORATED+                                                              2,953,377
          53,000  COVANCE INCORPORATED+                                                                               3,379,280
          58,100  PEDIATRIX MEDICAL GROUP INCORPORATED+                                                               2,463,440

                                                                                                                      8,796,097
                                                                                                              -----------------

HEAVY CONSTRUCTION OTHER THAN BUILDING CONSTRUCTION CONTRACTS - 1.24%
          72,018  FOSTER WHEELER LIMITED+                                                                             2,746,767
                                                                                                              -----------------

HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES - 4.79%
         174,900  HILTON HOTELS CORPORATION<<                                                                         4,185,357
         182,000  MARRIOTT INTERNATIONAL INCORPORATED CLASS A                                                         6,402,760

                                                                                                                     10,588,117
                                                                                                              -----------------

INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 6.18%
          26,600  BUCYRUS INTERNATIONAL INCORPORATED CLASS A                                                          1,295,686
         112,500  GRANT PRIDECO INCORPORATED+                                                                         5,119,875
          25,800  SANDISK CORPORATION+                                                                                1,203,828
          89,400  SCIENTIFIC GAMES CORPORATION CLASS A+                                                               3,036,918
          67,000  TEREX CORPORATION+                                                                                  3,004,280

                                                                                                                     13,660,587
                                                                                                              -----------------

INSURANCE CARRIERS - 2.06%
         150,200  ENDURANCE SPECIALTY HOLDINGS LIMITED                                                                4,560,072
                                                                                                              -----------------

LEATHER & LEATHER PRODUCTS - 0.50%
          38,740  COACH INCORPORATED+                                                                                 1,112,225
                                                                                                              -----------------

MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS - 8.81%
         230,100  AMERICAN MEDICAL SYSTEMS HOLDINGS INCORPORATED+                                                     4,199,325
          47,700  C.R. BARD INCORPORATED                                                                              3,385,269
          88,340  DENTSPLY INTERNATIONAL INCORPORATED<<                                                               2,765,042
          32,600  ENERGY CONVERSION DEVICES INCORPORATED+                                                             1,096,990
          82,150  FORMFACTOR INCORPORATED+                                                                            3,521,770
          49,500  HAEMONETICS CORPORATION+                                                                            2,171,565
          50,100  RESMED INCORPORATED+                                                                                2,325,141

                                                                                                                     19,465,102
                                                                                                              -----------------

MEDICAL MANAGEMENT SERVICES - 1.60%
          67,250  COVENTRY HEALTH CARE INCORPORATED+                                                                  3,544,075
                                                                                                              -----------------

METAL MINING - 2.76%
          89,600  GLAMIS GOLD LIMITED+ <<                                                                             3,298,176
         147,900  PAN AMERICAN SILVER CORPORATION+ <<                                                                 2,804,184

                                                                                                                      6,102,360
                                                                                                              -----------------

MISCELLANEOUS RETAIL - 2.69%
          78,200  COLDWATER CREEK INCORPORATED+                                                                       1,558,526
          82,700  NUTRI SYSTEM INCORPORATED+                                                                          4,376,484

                                                                                                                      5,935,010
                                                                                                              -----------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS    JULY 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

ENTERPRISE FUND
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                                      VALUE
OIL & GAS EXTRACTION - 8.46%
          82,500  CANADIAN NATURAL RESOURCES LIMITED                                                          $       4,392,300
         136,310  CHESAPEAKE ENERGY CORPORATION                                                                       4,484,599
          24,100  NEWFIELD EXPLORATION COMPANY+                                                                       1,117,758
         131,700  TETRA TECHNOLOGIES INCORPORATED+                                                                    3,767,937
          45,400  TODCO+                                                                                              1,730,194
          41,500  TRANSOCEAN INCORPORATED+                                                                            3,205,045

                                                                                                                     18,697,833
                                                                                                              -----------------

PRIMARY METAL INDUSTRIES - 5.41%
          25,000  ALLEGHENY TECHNOLOGIES INCORPORATED                                                                 1,597,250
          64,600  CHAPARRAL STEEL COMPANY+                                                                            4,534,274
          97,800  PRECISION CASTPARTS CORPORATION                                                                     5,833,770

                                                                                                                     11,965,294
                                                                                                              -----------------

SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES - 0.81%
          37,800  NUVEEN INVESTMENTS CLASS A                                                                          1,795,122
                                                                                                              -----------------

TRANSPORTATION BY AIR - 0.69%
          69,500  AMR CORPORATION+                                                                                    1,529,000
                                                                                                              -----------------

TRANSPORTATION EQUIPMENT - 1.61%
          39,500  TEXTRON INCORPORATED                                                                                3,551,445
                                                                                                              -----------------

WHOLESALE TRADE NON-DURABLE GOODS - 3.48%
         122,550  CENTRAL EUROPEAN DISTRIBUTION CORPORATION+                                                          2,953,455
          79,900  MEDCO HEALTH SOLUTIONS INCORPORATED+                                                                4,740,467

                                                                                                                      7,693,922
                                                                                                              -----------------

WHOLESALE TRADE-DURABLE GOODS - 1.51%
         135,700  CYTYC CORPORATION+                                                                                  3,338,220
                                                                                                              -----------------

TOTAL COMMON STOCKS (COST $192,160,158)                                                                             208,832,041
                                                                                                              -----------------

COLLATERAL FOR SECURITIES LENDING - 3.59%

COLLATERAL INVESTED IN MONEY MARKET FUNDS - 0.07%
         116,220  SCUDDER DAILY ASSETS MONEY MARKET FUND                                                                116,220
          46,946  SHORT TERM INVESTMENT COMPANY MONEY MARKET FUND                                                        46,946

                                                                                                                        163,166
                                                                                                              -----------------

PRINCIPAL                                                                        INTEREST RATE  MATURITY DATE
COLLATERAL INVESTED IN OTHER ASSETS - 3.52%
$         19,684  ALLIANCE & LEICESTER PLC                                             5.52%      10/25/2006             19,436
          27,872  AMERICAN GENERAL FINANCE+/- ++                                       5.40       08/15/2007             27,886
          78,393  AQUIFER FUNDING LIMITED                                              5.32       08/03/2006             78,371
         154,842  AQUIFER FUNDING LIMITED++                                            5.32       08/04/2006            154,774
           8,987  AQUIFER FUNDING LIMITED++                                            5.33       08/07/2006              8,979
         154,842  ATLAS CAPITAL FUNDING CORPORATION+/- ++                              5.33       11/03/2006            154,842
          77,421  ATLAS CAPITAL FUNDING CORPORATION+/- ++                              5.37       10/20/2006             77,421
          77,421  ATLAS CAPITAL FUNDING CORPORATION+/- ++                              5.38       12/22/2006             77,421
          46,453  ATLAS CAPITAL FUNDING CORPORATION SERIES MTN+/- ++                   5.31       08/04/2006             46,453
          77,421  ATLAS CAPITAL FUNDING CORPORATION SERIES MTN+/- ++                   5.37       04/25/2007             77,421
          60,289  ATOMIUM FUNDING CORPORATION++                                        5.25       08/07/2006             60,236
         328,265  ATOMIUM FUNDING CORPORATION++                                        5.32       08/02/2006            328,216
          77,421  BANCO SANTANDER TOTTA LOAN+/- ++                                     5.37       09/14/2007             77,408
          77,421  BANK OF AMERICA NA SERIES BKNT+/-                                    5.36       06/19/2007             77,419

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS    JULY 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

ENTERPRISE FUND
--------------------------------------------------------------------------------

PRINCIPAL         SECURITY NAME                                                  INTEREST RATE  MATURITY DATE        VALUE
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$         92,905  BEAR STEARNS & COMPANY INCORPORATED+/-                               5.37%      10/04/2006   $         92,905
           9,291  BEAR STEARNS & COMPANY INCORPORATED SERIES EXL+/-                    5.38       08/05/2006              9,291
          92,905  BHP BILLITON FINANCE (USA) BV                                        5.39       08/11/2006             92,769
          82,909  BNP PARIBAS REPURCHASE AGREEMENT (MATURITY VALUE $82,921)            5.36       08/01/2006             82,909
           1,911  BUCKINGHAM II CDO                                                    5.32       08/04/2006              1,910
          37,162  CAIRN HIGH GRADE FUNDING I LLC++                                     5.31       08/02/2006             37,157
          96,002  CAIRN HIGH GRADE FUNDING I LLC++                                     5.36       08/11/2006             95,861
          52,646  CAIRN HIGH GRADE FUNDING I LLC                                       5.37       08/14/2006             52,546
          36,859  CEDAR SPRINGS CAPITAL COMPANY++                                      5.15       08/14/2006             36,788
         111,945  CEDAR SPRINGS CAPITAL COMPANY++                                      5.36       08/21/2006            111,615
           6,194  CHEYNE FINANCE LLC++                                                 5.32       08/10/2006              6,186
          77,421  CHEYNE FINANCE LLC+/- ++                                             5.47       07/16/2007             77,413
         198,198  CONCORD MINUTEMEN CAPITAL COMPANY SERIES B+/- ++                     5.34       08/14/2007            198,198
         200,520  CORPORATE ASSET SECURITIZATION AUSTRALIA LIMITED                     5.40       08/28/2006            199,722
          54,040  CORPORATE ASSET SECURITIZATION AUSTRALIA LIMITED                     5.42       08/22/2006             53,873
         619,368  CREDIT SUISSE FIRST BOSTON REPURCHASE AGREEMENT (MATURITY
                  VALUE $619,461)                                                      5.36       08/01/2006            619,368
          12,226  CULLINAN FINANCE CORPORATION++                                       5.44       09/13/2006             12,149
          77,421  CULLINAN FINANCE CORPORATION SERIES MTN+/- ++                        5.13       11/15/2006             77,426
         154,842  CULLINAN FINANCE CORPORATION SERIES MTN2+/- ++                       5.35       06/25/2007            154,819
          71,227  DEER VALLEY FUNDING LLC                                              5.33       08/09/2006             71,143
         302,735  DEER VALLEY FUNDING LLC++                                            5.34       08/07/2006            302,468
         102,753  DNB NOR BANK ASA                                                     5.32       08/01/2006            102,753
           3,097  EDISON ASSET SECURITIZATION                                          5.49       12/11/2006              3,037
         154,842  EUREKA SECURITIZATION INCORPORATED++                                 5.26       08/10/2006            154,638
          77,421  FCAR OWNER TRUST SERIES II                                           5.30       08/08/2006             77,342
          12,387  FIVE FINANCE INCORPORATED                                            5.30       08/07/2006             12,376
         108,544  FOUNTAIN SQUARE COMMERCIAL FUNDING CORPORATION                       5.24       08/14/2006            108,337
          11,059  FOUNTAIN SQUARE COMMERCIAL FUNDING CORPORATION++                     5.40       08/21/2006             11,026
           3,871  FOUNTAIN SQUARE COMMERCIAL FUNDING CORPORATION                       5.51       11/06/2006              3,816
           3,871  FOUNTAIN SQUARE COMMERCIAL FUNDING CORPORATION                       5.54       11/27/2006              3,804
           6,813  FOUNTAIN SQUARE COMMERCIAL FUNDING CORPORATION                       5.55       10/27/2006              6,725
         229,563  FOX TROT CDO++                                                       5.34       08/01/2006            229,563
          16,615  GEORGE STREET FINANCE LLC++                                          5.41       08/21/2006             16,566
          64,647  GOLDMAN SACHS GROUP INCORPORATED SERIES MTNB+/-                      5.66       10/27/2006             64,681
           9,291  GRAMPIAN FUNDING LLC++                                               5.28       10/02/2006              9,205
          64,801  HARRIER FINANCE FUNDING LLC++                                        5.41       08/25/2006             64,572
           6,194  HARRIER FINANCE FUNDING LLC SERIES MTN+/- ++                         5.42       05/15/2007              6,196
          10,839  HBOS TREASURY SERVICES PLC+/- ++                                     5.58       01/12/2007             10,848
          43,433  HSBC BANK USA SERIES BKN1+/-                                         5.34       12/14/2006             43,437
          77,421  INTESA BANK IRELAND PLC+/- ++                                        5.38       08/24/2007             77,413
         464,526  JP MORGAN CHASE & COMPANY REPURCHASE AGREEMENT (MATURITY
                  VALUE $464,595)                                                      5.36       08/01/2006            464,526
          46,453  KAUPTHING BANK SERIES MTN+/- ++                                      5.44       03/20/2007             46,409
           6,138  KLIO III FUNDING CORPORATION++                                       5.26       09/01/2006              6,110
         227,618  LEXINGTON PARKER CAPITAL CORPORATION++                               5.31       08/14/2006            227,183
         377,815  LIBERTY STREET FUNDING CORPORATION++                                 5.32       08/03/2006            377,705
           6,194  LINKS FINANCE LLC SERIES MTN1+/- ++                                  5.31       09/12/2006              6,194
          46,453  LIQUID FUNDING LIMITED+/- ++                                         5.31       12/01/2006             46,453
          71,227  LIQUID FUNDING LIMITED+/- ++                                         5.33       08/14/2006             71,227
          68,131  LIQUID FUNDING LIMITED                                               5.34       08/07/2006             68,071
          18,581  LIQUID FUNDING LIMITED SERIES MTN+/- ++                              5.33       02/20/2007             18,584
          30,968  MBIA GLOBAL FUNDING LLC+/- ++                                        5.38       02/20/2007             30,969
         155,616  MERRILL LYNCH & COMPANY SERIES MTN+/-                                5.66       10/27/2006            155,689
          13,626  MORGAN STANLEY+/-                                                    5.22       11/09/2006             13,629
          18,488  MORGAN STANLEY+/-                                                    5.35       11/24/2006             18,497
          92,905  MORGAN STANLEY+/-                                                    5.38       10/10/2006             92,905
          14,323  MORGAN STANLEY SERIES EXL+/-                                         5.40       09/14/2007             14,326
         377,815  MORTGAGE INTEREST NET TRUST                                          5.30       08/07/2006            377,482
          17,033  NATIONWIDE BUILDING SOCIETY+/- ++                                    5.42       12/11/2006             17,041
           2,787  NIEUW AMSTERDAM RECEIVABLES CORPORATION++                            5.38       08/15/2006              2,781
           4,645  NORDEA NORTH AMERICA INCORPORATED                                    5.38       08/18/2006              4,634
           8,674  NORTH SEA FUNDING LLC++                                              5.32       08/10/2006              8,663
           3,317  NORTH SEA FUNDING LLC                                                5.47       10/23/2006              3,276

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS    JULY 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

ENTERPRISE FUND
--------------------------------------------------------------------------------

PRINCIPAL         SECURITY NAME                                                  INTEREST RATE  MATURITY DATE        VALUE
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$        154,842  NORTHERN ROCK PLC+/- ++                                              5.33%      09/05/2007   $        154,858
          46,453  PARAGON MORTGAGES PLC+/- ++                                          5.34       05/15/2007             46,453
          16,466  PERRY GLOBAL FUNDING LIMITED SERIES A                                5.22       08/09/2006             16,446
           1,096  PERRY GLOBAL FUNDING LIMITED SERIES A                                5.47       09/21/2006              1,088
          12,527  RACERS TRUST 2004-6-MM+/- ++                                         5.42       01/22/2007             12,529
          52,547  RANGER FUNDING CORPORATION++                                         5.39       08/29/2006             52,330
          33,752  REGENCY MARKETS LLC++                                                5.28       08/15/2006             33,683
          61,937  SLM CORPORATION+/- ++                                                5.36       05/04/2007             61,945
          52,646  STANFIELD VICTORIA FUNDING LLC                                       5.45       11/27/2006             51,728
          35,809  TANGO FINANCE CORPORATION SERIES MTN+/- ++                           5.37       10/25/2006             35,816
         154,842  TICONDEROGA FUNDING LLC++                                            5.40       08/30/2006            154,179
          17,903  TRAVELERS INSURANCE COMPANY+/-                                       5.42       02/09/2007             17,902
          77,421  UNICREDITO ITALIANO BANK (IRELAND) PLC SERIES EXL+/- ++              5.38       06/15/2007             77,413
          77,421  UNICREDITO ITALIANO BANK (IRELAND) PLC SERIES LIB+/- ++              5.36       03/09/2007             77,427
          61,937  VERSAILLES CDS++                                                     5.34       08/10/2006             61,855
          71,645  WHISTLEJACKET CAPITAL LIMITED (MERGING WITH WHITE PINE
                  FINANCE)                                                             5.30       08/01/2006             71,645
          90,025  WHISTLEJACKET CAPITAL LIMITED (MERGING WITH WHITE PINE
                  FINANCE)                                                             5.33       08/02/2006             90,012
           8,083  WHISTLEJACKET CAPITAL LIMITED (MERGING WITH WHITE PINE
                  FINANCE)                                                             5.40       09/11/2006              8,034
          11,839  WHITE PINE FINANCE                                                   5.32       08/08/2006             11,827
           3,490  YORKTOWN CAPITAL                                                     5.34       08/10/2006              3,485

                                                                                                                      7,772,143
                                                                                                              -----------------

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $7,935,309)                                                             7,935,309
                                                                                                               ----------------
SHARES

SHORT-TERM INVESTMENTS - 4.81%
      10,631,947  WELLS FARGO ADVANTAGE MONEY MARKET TRUST~ +++                                                       0,631,947
                                                                                                               ----------------

TOTAL SHORT-TERM INVESTMENTS (COST $10,631,947)                                                                      10,631,947
                                                                                                               ----------------

TOTAL INVESTMENTS IN SECURITIES
(COST $210,727,414)*                                     102.87%                                               $    227,399,297

OTHER ASSETS AND LIABILITIES, NET                         (2.87)                                                     (6,338,885)
                                                        -------                                                ----------------

TOTAL NET ASSETS                                         100.00%                                               $    221,060,412
                                                        -------                                                ----------------

+     NON-INCOME EARNING SECURITIES.

<<    ALL OR A PORTION OF THIS SECURITY IS ON LOAN.

+/-   VARIABLE RATE INVESTMENTS.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4 (2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

+++   SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $10,631,947.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS    JULY 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

MID CAP DISCIPLINED FUND
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                                     VALUE
COMMON STOCKS - 88.27%

BUSINESS SERVICES - 11.28%
         590,000  CA INCORPORATED<<                                                                           $      12,366,400
         535,000  EBAY INCORPORATED+                                                                                 12,877,450
         904,000  ELECTRONIC DATA SYSTEMS CORPORATION                                                                21,605,600
       1,160,000  JUNIPER NETWORKS INCORPORATED+                                                                     15,602,000
           5,000  SYMANTEC CORPORATION+                                                                                  86,850
       1,436,400  TAKE-TWO INTERACTIVE SOFTWARE INCORPORATED+                                                        15,383,844
         590,000  YAHOO! INCORPORATED+                                                                               16,012,600

                                                                                                                     93,934,744
                                                                                                              -----------------

CHEMICALS & ALLIED PRODUCTS - 1.69%
         780,000  PDL BIOPHARMA INCORPORATED+                                                                        14,047,800
                                                                                                              -----------------

COMMUNICATIONS - 2.69%
         127,400  CLEAR CHANNEL COMMUNICATIONS INCORPORATED<<                                                         3,688,230
         370,000  IAC INTERACTIVECORP<< +                                                                             8,772,700
          59,100  LIBERTY MEDIA HOLDING CORPORATION CAPITAL SERIES A+                                                 4,823,151
         130,200  LIBERTY MEDIA HOLDING CORPORATION INTERACTIVE SERIES A+                                             2,144,394
         636,207  SPANISH BROADCASTING SYSTEM INCORPORATED+                                                           2,932,914

                                                                                                                     22,361,389
                                                                                                              -----------------

DEPOSITORY INSTITUTIONS - 2.02%
         460,000  BANK OF NEW YORK COMPANY INCORPORATED                                                              15,460,600
          89,359  FIRST FINANCIAL BANCORP<<                                                                           1,334,130

                                                                                                                     16,794,730
                                                                                                              -----------------

EDUCATIONAL SERVICES - 1.81%
       1,120,000  CORINTHIAN COLLEGES INCORPORATED+                                                                  15,030,400
                                                                                                              -----------------

ELECTRIC, GAS & SANITARY SERVICES - 7.64%
         275,000  KEYSPAN CORPORATION                                                                                11,074,250
         990,000  PNM RESOURCES INCORPORATED                                                                         26,541,900
         755,000  WASTE MANAGEMENT INCORPORATED                                                                      25,956,900

                                                                                                                     63,573,050
                                                                                                              -----------------

ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT - 1.49%
         100,000  ALTERA CORPORATION+                                                                                 1,731,000
           5,000  FLEXTRONICS INTERNATIONAL LIMITED+                                                                     56,700
       4,662,000  NORTEL NETWORKS CORPORATION<< +                                                                     9,137,520
          75,000  XILINX INCORPORATED                                                                                 1,521,750

                                                                                                                     12,446,970
                                                                                                              -----------------

ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES - 1.73%
       1,400,000  SERVICEMASTER COMPANY                                                                              14,406,000
                                                                                                              -----------------

FOOD & KINDRED PRODUCTS - 14.09%
       1,420,000  COCA-COLA ENTERPRISES INCORPORATED                                                                 30,473,200
         740,000  CONAGRA FOODS INCORPORATED                                                                         15,910,000
       2,949,000  DEL MONTE FOODS COMPANY                                                                            30,905,520
         850,000  HERCULES INCORPORATED+                                                                             11,815,000
         657,200  SARA LEE CORPORATION                                                                               11,106,680
         169,426  TOOTSIE ROLL INDUSTRIES INCORPORATED                                                                4,599,916
          58,000  TYSON FOODS INCORPORATED CLASS A                                                                      820,700

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS    JULY 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

MID CAP DISCIPLINED FUND
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                                     VALUE
FOOD & KINDRED PRODUCTS (continued)
         255,000  WM. WRIGLEY JR. COMPANY                                                                     $      11,694,300

                                                                                                                    117,325,316
                                                                                                              -----------------

FOOD STORES - 7.71%
       2,850,000  KONINKLIJKE AHOLD NV+                                                                              25,593,352
       1,685,000  KROGER COMPANY                                                                                     38,637,050

                                                                                                                     64,230,402
                                                                                                              -----------------

INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 5.37%
       1,630,000  APPLIED MATERIALS INCORPORATED<<                                                                   25,656,200
         730,000  PALL CORPORATION                                                                                   19,038,400

                                                                                                                     44,694,600
                                                                                                              -----------------

INSURANCE CARRIERS - 2.25%
         673,100  OHIO CASUALTY CORPORATION                                                                          17,446,752
          10,000  SAFECO CORPORATION                                                                                    537,200
         132,300  SCOTTISH RE GROUP LIMITED                                                                             527,877
           5,000  ST. PAUL TRAVELERS COMPANIES INCORPORATED                                                             229,000

                                                                                                                     18,740,829
                                                                                                              -----------------

MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS - 5.75%
         216,000  BAXTER INTERNATIONAL INCORPORATED                                                                   9,072,000
         200,000  MILLIPORE CORPORATION<< +                                                                          12,530,000
         360,000  ST. JUDE MEDICAL INCORPORATED+                                                                     13,284,000
         205,000  ZIMMER HOLDINGS INCORPORATED+                                                                      12,964,200

                                                                                                                     47,850,200
                                                                                                              -----------------

METAL MINING - 5.03%
       1,360,000  BARRICK GOLD CORPORATION<<                                                                         41,888,000
                                                                                                              -----------------

MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.56%
         250,000  MATTEL INCORPORATED<<                                                                               4,510,000
           5,000  TYCO INTERNATIONAL LIMITED                                                                            130,450

                                                                                                                      4,640,450
                                                                                                              -----------------

MOTION PICTURES - 2.69%
       1,360,000  TIME WARNER INCORPORATED                                                                           22,440,000
                                                                                                              -----------------

OIL & GAS EXTRACTION - 3.85%
       1,686,700  HANOVER COMPRESSOR COMPANY+                                                                        32,047,300
                                                                                                              -----------------

PAPER & ALLIED PRODUCTS - 3.49%
         115,000  INTERNATIONAL PAPER COMPANY                                                                         3,947,950
         962,000  MEADWESTVACO CORPORATION                                                                           25,127,440

                                                                                                                     29,075,390
                                                                                                              -----------------

PRINTING, PUBLISHING & ALLIED INDUSTRIES - 4.03%
          30,500  CBS CORPORATION CLASS B                                                                               836,615
       2,115,000  READER'S DIGEST ASSOCIATION INCORPORATED                                                           28,890,900
         110,000  VIACOM INCORPORATED CLASS B+                                                                        3,833,500

                                                                                                                     33,561,015
                                                                                                              -----------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS    JULY 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

MID CAP DISCIPLINED FUND
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                                      VALUE
STONE, CLAY, GLASS & CONCRETE PRODUCTS - 1.82%
         510,000  CABOT MICROELECTRONICS CORPORATION+                                                         $      15,187,800
                                                                                                              -----------------

TRANSPORTATION SERVICES - 0.58%
         363,400  EXPEDIA INCORPORATED+                                                                               4,869,560
                                                                                                              -----------------

WHOLESALE TRADE NON-DURABLE GOODS - 0.70%
         215,670  SUPERVALU INCORPORATED                                                                              5,846,814
                                                                                                              -----------------

TOTAL COMMON STOCKS (COST $707,004,821)                                                                             734,992,759
                                                                                                              -----------------

COLLATERAL FOR SECURITIES LENDING - 9.46%

COLLATERAL INVESTED IN MONEY MARKET FUNDS - 0.19%
       1,153,745  SCUDDER DAILY ASSETS MONEY MARKET FUND                                                              1,153,745
         466,042  SHORT TERM INVESTMENT COMPANY MONEY MARKET FUND                                                       466,042

                                                                                                                      1,619,787
                                                                                                              -----------------

PRINCIPAL         SECURITY NAME                                                  INTEREST RATE  MATURITY DATE
COLLATERAL INVESTED IN OTHER ASSETS - 9.27%
$        195,403  ALLIANCE & LEICESTER PLC                                             5.52%      10/25/2006            192,949
         276,688  AMERICAN GENERAL FINANCE+/- ++                                       5.40       08/15/2007            276,826
         778,231  AQUIFER FUNDING LIMITED                                              5.32       08/03/2006            778,005
       1,537,155  AQUIFER FUNDING LIMITED++                                            5.32       08/04/2006          1,536,478
          89,216  AQUIFER FUNDING LIMITED++                                            5.33       08/07/2006             89,138
       1,537,155  ATLAS CAPITAL FUNDING CORPORATION+/- ++                              5.33       11/03/2006          1,537,155
         768,577  ATLAS CAPITAL FUNDING CORPORATION+/- ++                              5.37       10/20/2006            768,577
         768,577  ATLAS CAPITAL FUNDING CORPORATION+/- ++                              5.38       12/22/2006            768,577
         461,146  ATLAS CAPITAL FUNDING CORPORATION SERIES MTN+/- ++                   5.31       08/04/2006            461,146
         768,577  ATLAS CAPITAL FUNDING CORPORATION SERIES MTN+/- ++                   5.37       04/25/2007            768,577
         598,507  ATOMIUM FUNDING CORPORATION++                                        5.25       08/07/2006            597,980
       3,258,768  ATOMIUM FUNDING CORPORATION++                                        5.32       08/02/2006          3,258,279
         768,577  BANCO SANTANDER TOTTA LOAN+/- ++                                     5.37       09/14/2007            768,447
         768,577  BANK OF AMERICA NA SERIES BKNT+/-                                    5.36       06/19/2007            768,554
         922,293  BEAR STEARNS & COMPANY INCORPORATED+/-                               5.37       10/04/2006            922,293
          92,229  BEAR STEARNS & COMPANY INCORPORATED SERIES EXL+/-                    5.38       08/05/2006             92,229
         922,293  BHP BILLITON FINANCE (USA) BV                                        5.39       08/11/2006            920,937
         823,058  BNP PARIBAS REPURCHASE AGREEMENT(MATURITY VALUE $823,180)            5.36       08/01/2006            823,058
          18,968  BUCKINGHAM II CDO                                                    5.32       08/04/2006             18,960
         368,917  CAIRN HIGH GRADE FUNDING I LLC++                                     5.31       08/02/2006            368,862
         953,036  CAIRN HIGH GRADE FUNDING I LLC++                                     5.36       08/11/2006            951,635
         522,633  CAIRN HIGH GRADE FUNDING I LLC                                       5.37       08/14/2006            521,634
         365,904  CEDAR SPRINGS CAPITAL COMPANY++                                      5.15       08/14/2006            365,205
       1,111,301  CEDAR SPRINGS CAPITAL COMPANY++                                      5.36       08/21/2006          1,108,034
          61,486  CHEYNE FINANCE LLC++                                                 5.32       08/10/2006             61,405
         768,577  CHEYNE FINANCE LLC+/- ++                                             5.47       07/16/2007            768,500
       1,967,558  CONCORD MINUTEMEN CAPITAL COMPANY SERIES B+/- ++                     5.34       08/14/2007          1,967,558
       1,990,615  CORPORATE ASSET SECURITIZATION AUSTRALIA LIMITED                     5.40       08/28/2006          1,982,693
         536,467  CORPORATE ASSET SECURITIZATION AUSTRALIA LIMITED                     5.42       08/22/2006            534,809
       6,148,618  CREDIT SUISSE FIRST BOSTON REPURCHASE AGREEMENT (MATURITY
                  VALUE $6,149,534)                                                    5.36       08/01/2006          6,148,619
         121,374  CULLINAN FINANCE CORPORATION++                                       5.44       09/13/2006            120,603
         768,577  CULLINAN FINANCE CORPORATION SERIES MTN+/- ++                        5.13       11/15/2006            768,631
       1,537,155  CULLINAN FINANCE CORPORATION SERIES MTN2+/- ++                       5.35       06/25/2007          1,536,924
         707,091  DEER VALLEY FUNDING LLC                                              5.33       08/09/2006            706,257
       3,005,322  DEER VALLEY FUNDING LLC++                                            5.34       08/07/2006          3,002,677
       1,020,056  DNB NOR BANK ASA                                                     5.32       08/01/2006          1,020,056
          30,743  EDISON ASSET SECURITIZATION                                          5.49       12/11/2006             30,145
       1,537,155  EUREKA SECURITIZATION INCORPORATED++                                 5.26       08/10/2006          1,535,126
         768,577  FCAR OWNER TRUST SERIES II                                           5.30       08/08/2006            767,793
         122,972  FIVE FINANCE INCORPORATED                                            5.30       08/07/2006            122,864

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS    JULY 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

MID CAP DISCIPLINED FUND
--------------------------------------------------------------------------------

PRINCIPAL         SECURITY NAME                                                  INTEREST RATE  MATURITY DATE       VALUE
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$      1,077,545  FOUNTAIN SQUARE COMMERCIAL FUNDING CORPORATION                       5.24%      08/14/2006   $      1,075,487
         109,784  FOUNTAIN SQUARE COMMERCIAL FUNDING CORPORATION++                     5.40       08/21/2006            109,461
          38,429  FOUNTAIN SQUARE COMMERCIAL FUNDING CORPORATION                       5.51       11/06/2006             37,878
          38,429  FOUNTAIN SQUARE COMMERCIAL FUNDING CORPORATION                       5.54       11/27/2006             37,759
          67,635  FOUNTAIN SQUARE COMMERCIAL FUNDING CORPORATION                       5.55       10/27/2006             66,765
       2,278,924  FOX TROT CDO++                                                       5.34       08/01/2006          2,278,924
         164,937  GEORGE STREET FINANCE LLC++                                          5.41       08/21/2006            164,452
         641,762  GOLDMAN SACHS GROUP INCORPORATED SERIES MTNB+/-                      5.66       10/27/2006            642,109
          92,229  GRAMPIAN FUNDING LLC++                                               5.28       10/02/2006             91,384
         643,299  HARRIER FINANCE FUNDING LLC++                                        5.41       08/25/2006            641,022
          61,486  HARRIER FINANCE FUNDING LLC SERIES MTN+/- ++                         5.42       05/15/2007             61,507
         107,601  HBOS TREASURY SERVICES PLC+/- ++                                     5.58       01/12/2007            107,692
         431,172  HSBC BANK USA SERIES BKN1+/-                                         5.34       12/14/2006            431,206
         768,577  INTESA BANK IRELAND PLC+/- ++                                        5.38       08/24/2007            768,500
       4,611,464  JP MORGAN CHASE & COMPANY REPURCHASE AGREEMENT (MATURITY
                  VALUE $4,612,150)                                                    5.36       08/01/2006          4,611,464
         461,146  KAUPTHING BANK SERIES MTN+/- ++                                      5.44       03/20/2007            460,713
          60,933  KLIO III FUNDING CORPORATION++                                       5.26       09/01/2006             60,654
       2,259,617  LEXINGTON PARKER CAPITAL CORPORATION++                               5.31       08/14/2006          2,255,301
       3,750,657  LIBERTY STREET FUNDING CORPORATION++                                 5.32       08/03/2006          3,749,570
          61,486  LINKS FINANCE LLC SERIES MTN1+/- ++                                  5.31       09/12/2006             61,487
         461,146  LIQUID FUNDING LIMITED+/- ++                                         5.31       12/01/2006            461,146
         707,091  LIQUID FUNDING LIMITED+/- ++                                         5.33       08/14/2006            707,091
         676,348  LIQUID FUNDING LIMITED                                               5.34       08/07/2006            675,753
         184,459  LIQUID FUNDING LIMITED SERIES MTN+/- ++                              5.33       02/20/2007            184,484
         307,431  MBIA GLOBAL FUNDING LLC+/- ++                                        5.38       02/20/2007            307,440
       1,544,840  MERRILL LYNCH & COMPANY SERIES MTN+/-                                5.66       10/27/2006          1,545,566
         135,270  MORGAN STANLEY+/-                                                    5.22       11/09/2006            135,302
         183,536  MORGAN STANLEY+/-                                                    5.35       11/24/2006            183,621
         922,293  MORGAN STANLEY+/-                                                    5.38       10/10/2006            922,293
         142,187  MORGAN STANLEY SERIES EXL+/-                                         5.40       09/14/2007            142,217
       3,750,657  MORTGAGE INTEREST NET TRUST                                          5.30       08/07/2006          3,747,357
         169,087  NATIONWIDE BUILDING SOCIETY+/- ++                                    5.42       12/11/2006            169,168
          27,669  NIEUW AMSTERDAM RECEIVABLES CORPORATION++                            5.38       08/15/2006             27,612
          46,115  NORDEA NORTH AMERICA INCORPORATED                                    5.38       08/18/2006             45,999
          86,111  NORTH SEA FUNDING LLC++                                              5.32       08/10/2006             85,998
          32,926  NORTH SEA FUNDING LLC                                                5.47       10/23/2006             32,522
       1,537,155  NORTHERN ROCK PLC+/- ++                                              5.33       09/05/2007          1,537,308
         461,146  PARAGON MORTGAGES PLC+/- ++                                          5.34       05/15/2007            461,146
         163,461  PERRY GLOBAL FUNDING LIMITED SERIES A                                5.22       08/09/2006            163,268
          10,883  PERRY GLOBAL FUNDING LIMITED SERIES A                                5.47       09/21/2006             10,801
         124,356  RACERS TRUST 2004-6-MM+/- ++                                         5.42       01/22/2007            124,377
         521,649  RANGER FUNDING CORPORATION++                                         5.39       08/29/2006            519,494
         335,069  REGENCY MARKETS LLC++                                                5.28       08/15/2006            334,379
         614,862  SLM CORPORATION+/- ++                                                5.36       05/04/2007            614,942
         522,633  STANFIELD VICTORIA FUNDING LLC                                       5.45       11/27/2006            513,518
         355,482  TANGO FINANCE CORPORATION SERIES MTN+/- ++                           5.37       10/25/2006            355,554
       1,537,155  TICONDEROGA FUNDING LLC++                                            5.40       08/30/2006          1,530,576
         177,726  TRAVELERS INSURANCE COMPANY+/-                                       5.42       02/09/2007            177,722
         768,577  UNICREDITO ITALIANO BANK (IRELAND) PLC SERIES EXL+/- ++              5.38       06/15/2007            768,500
         768,577  UNICREDITO ITALIANO BANK (IRELAND) PLC SERIES LIB+/- ++              5.36       03/09/2007            768,639
         614,862  VERSAILLES CDS++                                                     5.34       08/10/2006            614,050
         711,241  WHISTLEJACKET CAPITAL LIMITED (MERGING WITH WHITE PINE
                  FINANCE)                                                             5.30       08/01/2006            711,241
         893,702  WHISTLEJACKET CAPITAL LIMITED (MERGING WITH WHITE PINE
                  FINANCE)                                                             5.33       08/02/2006            893,568
          80,239  WHISTLEJACKET CAPITAL LIMITED (MERGING WITH WHITE PINE
                  FINANCE)                                                             5.40       09/11/2006             79,753
         117,531  WHITE PINE FINANCE                                                   5.32       08/08/2006            117,411
          34,647  YORKTOWN CAPITAL                                                     5.34       08/10/2006             34,602

                                                                                                                     77,155,948
                                                                                                              -----------------

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $78,775,735)                                                           78,775,735
                                                                                                              -----------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS    JULY 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

MID CAP DISCIPLINED FUND
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                                      VALUE
SHORT-TERM INVESTMENTS - 2.76%
      22,951,669  WELLS FARGO ADVANTAGE MONEY MARKET TRUST~ +++                                                $     22,951,669
                                                                                                               ----------------

TOTAL SHORT-TERM INVESTMENTS (COST $22,951,669)                                                                      22,951,669
                                                                                                               ----------------

TOTAL INVESTMENTS IN SECURITIES
(COST $808,732,225)*                                     100.49%                                               $    836,720,163

OTHER ASSETS AND LIABILITIES, NET                         (0.49)                                                     (4,065,637)
                                                        -------                                                ----------------

TOTAL NET ASSETS                                         100.00%                                               $    832,654,526
                                                        -------                                                ----------------

<<    ALL OR A PORTION OF THIS SECURITY IS ON LOAN.

+     NON-INCOME EARNING SECURITIES.

+/-   VARIABLE RATE INVESTMENTS.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4 (2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

+++   SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $22,951,669.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE SMALL                          PORTFOLIO OF INVESTMENTS --
AND MID CAP STOCK FUNDS                                JULY 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

OPPORTUNITY FUND
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                                   VALUE
COMMON STOCKS - 84.70%

APPAREL & ACCESSORY STORES - 3.70%
       1,625,000  GAP INCORPORATED                                                                         $      28,193,750
         845,000  NORDSTROM INCORPORATED<<                                                                        28,983,500
       1,125,000  URBAN OUTFITTERS INCORPORATED+                                                                  16,413,750

                                                                                                                  73,591,000
                                                                                                           -----------------

AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS - 1.44%
       1,451,137  AUTONATION INCORPORATED<< +                                                                     28,587,399
                                                                                                           -----------------

BUSINESS SERVICES - 12.15%
       1,765,000  CADENCE DESIGN SYSTEMS INCORPORATED<< +                                                         28,575,350
       2,695,000  CNET NETWORKS INCORPORATED+                                                                     22,745,800
         250,000  ELECTRONIC ARTS INCORPORATED+                                                                   11,777,500
         825,000  HYPERION SOLUTIONS CORPORATION+                                                                 25,707,000
       1,170,000  IMS HEALTH INCORPORATED                                                                         32,104,800
       3,170,000  INTERPUBLIC GROUP OF COMPANIES INCORPORATED+                                                    25,962,300
         283,000  OMNICOM GROUP INCORPORATED<<                                                                    25,048,330
       1,724,400  RED HAT INCORPORATED+                                                                           40,833,792
       1,700,000  UNISYS CORPORATION+                                                                              8,704,000
       1,130,000  VERISIGN INCORPORATED<< +                                                                       20,260,900

                                                                                                                 241,719,772
                                                                                                           -----------------

CHEMICALS & ALLIED PRODUCTS - 4.38%
         475,000  ALBERTO-CULVER COMPANY CLASS B                                                                  23,151,500
       1,250,000  PDL BIOPHARMA INCORPORATED+                                                                     22,512,500
         755,000  PRAXAIR INCORPORATED                                                                            41,404,200

                                                                                                                  87,068,200
                                                                                                           -----------------

COMMUNICATIONS - 5.97%
       1,460,000  CABLEVISION SYSTEMS NEW YORK GROUP CLASS A+                                                     32,485,000
         995,000  COMCAST CORPORATION CLASS A<< +                                                                 34,108,600
         149,400  LIBERTY MEDIA HOLDING CORPORATION CAPITAL SERIES A+                                             12,192,534
         747,000  LIBERTY MEDIA HOLDING CORPORATION INTERACTIVE SERIES A<< +                                      12,303,090
         460,000  UNITED STATES CELLULAR CORPORATION+                                                             27,669,000

                                                                                                                 118,758,224
                                                                                                           -----------------

DEPOSITORY INSTITUTIONS - 1.20%
         710,000  BANK OF NEW YORK COMPANY INCORPORATED                                                           23,863,100
                                                                                                           -----------------

EATING & DRINKING PLACES - 1.08%
         660,000  BRINKER INTERNATIONAL INCORPORATED                                                              21,384,000
                                                                                                           -----------------

ELECTRIC, GAS & SANITARY SERVICES - 1.55%
       1,355,000  NISOURCE INCORPORATED                                                                           30,826,250
                                                                                                           -----------------

ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT - 7.32%
       9,462,600  ARM HOLDINGS PLC                                                                                20,548,586
       2,625,000  CELESTICA INCORPORATED<< +                                                                      24,911,250
         675,000  MICROCHIP TECHNOLOGY INCORPORATED                                                               21,775,500
       1,550,000  MICRON TECHNOLOGY INCORPORATED+                                                                 24,164,500
       1,114,800  MOLEX INCORPORATED CLASS A                                                                      30,133,044
       3,288,000  SANMINA-SCI CORPORATION+                                                                        11,376,480
         907,400  VISHAY INTERTECHNOLOGY INCORPORATED+                                                            12,730,822

                                                                                                                 145,640,182
                                                                                                           -----------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE SMALL                          PORTFOLIO OF INVESTMENTS --
AND MID CAP STOCK FUNDS                                JULY 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

OPPORTUNITY FUND
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                                   VALUE
ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES - 1.52%
       1,035,000  ACCENTURE LIMITED CLASS A                                                                $      30,284,100
                                                                                                           -----------------

FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT - 2.47%
         325,000  FORTUNE BRANDS INCORPORATED                                                                     23,569,000
         558,600  ILLINOIS TOOL WORKS INCORPORATED<<                                                              25,544,778

                                                                                                                  49,113,778
                                                                                                           -----------------

FOOD & KINDRED PRODUCTS - 0.70%
         650,000  COCA-COLA ENTERPRISES INCORPORATED                                                              13,949,000
                                                                                                           -----------------

FORESTRY - 1.16%
         393,000  WEYERHAEUSER COMPANY                                                                            23,053,380
                                                                                                           -----------------

GENERAL MERCHANDISE STORES - 2.80%
         550,000  TARGET CORPORATION                                                                              25,256,000
       1,250,000  TJX COMPANIES INCORPORATED                                                                      30,462,500

                                                                                                                  55,718,500
                                                                                                           -----------------

HEALTH SERVICES - 2.44%
       1,310,000  HEALTH MANAGEMENT ASSOCIATES INCORPORATED CLASS A<<                                             26,671,600
         630,000  LINCARE HOLDINGS INCORPORATED+                                                                  21,930,300

                                                                                                                  48,601,900
                                                                                                           -----------------

HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES - 1.31%
         775,000  BED BATH & BEYOND INCORPORATED<< +                                                              25,947,000
                                                                                                           -----------------

INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 2.50%
         535,000  AMERICAN STANDARD COMPANIES INCORPORATED<<                                                      20,667,050
         920,000  PALL CORPORATION                                                                                23,993,600
         337,400  PALM INCORPORATED+                                                                               5,030,634

                                                                                                                  49,691,284
                                                                                                           -----------------

INSURANCE CARRIERS - 6.43%
         495,000  ACE LIMITED                                                                                     25,507,350
         340,000  AMBAC FINANCIAL GROUP INCORPORATED                                                              28,257,400
         403,000  MGIC INVESTMENT CORPORATION                                                                     22,934,730
         540,000  RENAISSANCERE HOLDINGS LIMITED                                                                  27,977,400
         364,000  XL CAPITAL LIMITED CLASS A                                                                      23,186,800

                                                                                                                 127,863,680
                                                                                                           -----------------

LEATHER & LEATHER PRODUCTS - 0.43%
         295,500  COACH INCORPORATED+                                                                              8,483,805
                                                                                                           -----------------

MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS - 1.45%
         710,000  WATERS CORPORATION+                                                                             28,882,800
                                                                                                           -----------------

METAL MINING - 0.89%
         325,000  FREEPORT-MCMORAN COPPER & GOLD INCORPORATED CLASS B                                             17,732,000
                                                                                                           -----------------

MISCELLANEOUS RETAIL - 1.35%
       1,245,000  STAPLES INCORPORATED<<                                                                          26,916,900
                                                                                                           -----------------

MOTOR FREIGHT TRANSPORTATION & WAREHOUSING - 1.55%
       1,500,000  J.B. HUNT TRANSPORT SERVICES INCORPORATED                                                       30,855,000
                                                                                                           -----------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE SMALL                          PORTFOLIO OF INVESTMENTS --
AND MID CAP STOCK FUNDS                                JULY 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

OPPORTUNITY FUND
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                                   VALUE
OIL & GAS EXTRACTION - 10.40%
         606,000  APACHE CORPORATION<<                                                                     $      42,704,820
         640,000  ENSCO INTERNATIONAL INCORPORATED                                                                29,580,800
         696,000  GLOBALSANTAFE CORPORATION                                                                       38,231,280
         460,000  TRANSOCEAN INCORPORATED+                                                                        35,525,800
       1,300,000  WEATHERFORD INTERNATIONAL LIMITED+                                                              60,892,000

                                                                                                                 206,934,700
                                                                                                           -----------------

PERSONAL SERVICES - 1.08%
         636,600  REGIS CORPORATION                                                                               21,440,688
                                                                                                           -----------------

PETROLEUM REFINING & RELATED INDUSTRIES - 0.69%
         207,000  ASHLAND INCORPORATED                                                                            13,767,570
                                                                                                           -----------------

PRINTING, PUBLISHING & ALLIED INDUSTRIES - 1.36%
         634,000  E.W. SCRIPPS COMPANY CLASS A<<                                                                  27,090,820
                                                                                                           -----------------

SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES - 0.50%
         120,000  LEGG MASON INCORPORATED<<                                                                       10,016,400
                                                                                                           -----------------

SEMICONDUCTOR EQUIPMENT MANUFACTURING & RELATED - 1.30%
       1,300,000  ASML HOLDING NV NEW YORK REGISTERED SHARES<< +                                                  25,870,000
                                                                                                           -----------------

TEXTILE MILL PRODUCTS - 1.21%
         349,000  MOHAWK INDUSTRIES INCORPORATED<< +                                                              24,087,980
                                                                                                           -----------------

TRANSPORTATION EQUIPMENT - 1.37%
         370,000  MAGNA INTERNATIONAL INCORPORATED CLASS A<<                                                      27,191,300
                                                                                                           -----------------

TRANSPORTATION SERVICES - 1.00%
       1,485,000  EXPEDIA INCORPORATED+                                                                           19,899,000
                                                                                                           -----------------

TOTAL COMMON STOCKS (COST $1,396,888,649)                                                                      1,684,829,712
                                                                                                           -----------------

INVESTMENT COMPANIES - 3.42%

STOCK FUNDS - 3.42%
         185,000  ISHARES NASDAQ BIOTECH INDEX FUND+                                                              13,286,700
         465,000  ISHARES S&P SMALLCAP 600 INDEX FUND                                                             27,904,650
         198,000  MIDCAP SPDR TRUST SERIES 1                                                                      26,836,920

                                                                                                                  68,028,270
                                                                                                           -----------------

TOTAL INVESTMENT COMPANIES (COST $57,592,868)                                                                     68,028,270
                                                                                                           -----------------

CONTRACTS                                                                STRIKE PRICE  EXPIRATION DATE
OPTIONS - 0.43%
           1,750  RED HAT INCORPORATED PUT+                                  $35.00       09/16/2006               1,960,000
           2,150  RED HAT INCORPORATED PUT+                                   30.00       12/16/2006               1,462,000
          14,854  UNISYS CORPORATION PUT+                                      7.50       01/20/2007               3,416,420
           9,074  VISHAY INTERTECHNOLOGY INCORPORATED PUT+                    15.00       01/20/2007               1,587,950

TOTAL OPTIONS (PREMIUMS PAID $8,101,880)                                                                           8,426,370
                                                                                                           -----------------
SHARES

RIGHTS - 0.00%
         566,000  SEAGATE TECHNOLOGY RIGHTS+ (a)                                                                           0

TOTAL RIGHTS (COST $0)                                                                                                     0
                                                                                                           -----------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE SMALL                          PORTFOLIO OF INVESTMENTS --
AND MID CAP STOCK FUNDS                                JULY 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

OPPORTUNITY FUND
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                            MATURITY DATE          VALUE
EXCHANGABLE NOTES - 1.53%
          39,500  ELECTRONIC ARTS INCORPORATED                                               10/20/2006    $       1,848,324
         202,000  ELECTRONIC ARTS INCORPORATED                                               11/10/2006            9,442,085
       1,430,000  JUNIPER NETWORK INCORPORATED++                                             10/10/2006           19,147,700

TOTAL EXCHANGABLE NOTES (COST $40,727,841)                                                                        30,438,109
                                                                                                           -----------------

COLLATERAL FOR SECURITIES LENDING - 6.86%

COLLATERAL INVESTED IN MONEY MARKET FUNDS - 0.14%
       1,998,725  SCUDDER DAILY ASSETS MONEY MARKET FUND                                                           1,998,725
         807,362  SHORT TERM INVESTMENT COMPANY MONEY MARKET FUND                                                    807,362

                                                                                                                   2,806,087
                                                                                                           -----------------

PRINCIPAL                                                                    INTEREST RATE
COLLATERAL INVESTED IN OTHER ASSETS - 6.72%
$        338,512  ALLIANCE & LEICESTER PLC                                         5.52%     10/25/2006              334,261
         479,328  AMERICAN GENERAL FINANCE+/- ++                                   5.40      08/15/2007              479,568
       1,348,191  AQUIFER FUNDING LIMITED                                          5.32      08/03/2006            1,347,800
       2,662,936  AQUIFER FUNDING LIMITED++                                        5.32      08/04/2006            2,661,764
         154,557  AQUIFER FUNDING LIMITED++                                        5.33      08/07/2006              154,421
       2,662,936  ATLAS CAPITAL FUNDING CORPORATION+/- ++                          5.33      11/03/2006            2,662,936
       1,331,468  ATLAS CAPITAL FUNDING CORPORATION+/- ++                          5.37      10/20/2006            1,331,468
       1,331,468  ATLAS CAPITAL FUNDING CORPORATION+/- ++                          5.38      12/22/2006            1,331,468
         798,881  ATLAS CAPITAL FUNDING CORPORATION SERIES MTN+/- ++               5.31      08/04/2006              798,881
       1,331,468  ATLAS CAPITAL FUNDING CORPORATION SERIES MTN+/- ++               5.37      04/25/2007            1,331,468
       1,036,841  ATOMIUM FUNDING CORPORATION++                                    5.25      08/07/2006            1,035,928
       5,645,424  ATOMIUM FUNDING CORPORATION++                                    5.32      08/02/2006            5,644,578
       1,331,468  BANCO SANTANDER TOTTA LOAN+/- ++                                 5.37      09/14/2007            1,331,242
       1,331,468  BANK OF AMERICA NA SERIES BKNT+/-                                5.36      06/19/2007            1,331,428
       1,597,762  BEAR STEARNS & COMPANY INCORPORATED+/-                           5.37      10/04/2006            1,597,762
         159,776  BEAR STEARNS & COMPANY INCORPORATED SERIES EXL+/-                5.38      08/05/2006              159,776
       1,597,762  BHP BILLITON FINANCE (USA) BV                                    5.39      08/11/2006            1,595,413
       1,425,849  BNP PARIBAS REPURCHASE AGREEMENT (MATURITY VALUE $1,426,061)     5.36      08/01/2006            1,425,849
          32,861  BUCKINGHAM II CDO                                                5.32      08/04/2006               32,846
         639,105  CAIRN HIGH GRADE FUNDING I LLC++                                 5.31      08/02/2006              639,009
       1,651,020  CAIRN HIGH GRADE FUNDING I LLC++                                 5.36      08/11/2006            1,648,593
         905,398  CAIRN HIGH GRADE FUNDING I LLC                                   5.37      08/14/2006              903,669
         633,885  CEDAR SPRINGS CAPITAL COMPANY++                                  5.15      08/14/2006              632,675
       1,925,196  CEDAR SPRINGS CAPITAL COMPANY++                                  5.36      08/21/2006            1,919,536
         106,517  CHEYNE FINANCE LLC++                                             5.32      08/10/2006              106,377
       1,331,468  CHEYNE FINANCE LLC+/- ++                                         5.47      07/16/2007            1,331,335
       3,408,558  CONCORD MINUTEMEN CAPITAL COMPANY SERIES B+/- ++                 5.34      08/14/2007            3,408,558
       3,448,502  CORPORATE ASSET SECURITIZATION AUSTRALIA LIMITED                 5.40      08/28/2006            3,434,777
         929,365  CORPORATE ASSET SECURITIZATION AUSTRALIA LIMITED                 5.42      08/22/2006              926,493
      10,651,744  CREDIT SUISSE FIRST BOSTON REPURCHASE AGREEMENT (MATURITY
                  VALUE $10,653,330)                                               5.36      08/01/2006           10,651,744
         210,265  CULLINAN FINANCE CORPORATION++                                   5.44      09/13/2006              208,930
       1,331,468  CULLINAN FINANCE CORPORATION SERIES MTN+/- ++                    5.13      11/15/2006            1,331,561
       2,662,936  CULLINAN FINANCE CORPORATION SERIES MTN2+/- ++                   5.35      06/25/2007            2,662,537
       1,224,951  DEER VALLEY FUNDING LLC                                          5.33      08/09/2006            1,223,505
       5,206,360  DEER VALLEY FUNDING LLC++                                        5.34      08/07/2006            5,201,778
       1,767,124  DNB NOR BANK ASA                                                 5.32      08/01/2006            1,767,124
          53,259  EDISON ASSET SECURITIZATION                                      5.49      12/11/2006               52,222
       2,662,936  EUREKA SECURITIZATION INCORPORATED++                             5.26      08/10/2006            2,659,421
       1,331,468  FCAR OWNER TRUST SERIES II                                       5.30      08/08/2006            1,330,110
         213,035  FIVE FINANCE INCORPORATED                                        5.30      08/07/2006              212,847
       1,866,718  FOUNTAIN SQUARE COMMERCIAL FUNDING CORPORATION                   5.24      08/14/2006            1,863,153
         190,187  FOUNTAIN SQUARE COMMERCIAL FUNDING CORPORATION++                 5.40      08/21/2006              189,628
          66,573  FOUNTAIN SQUARE COMMERCIAL FUNDING CORPORATION                   5.51      11/06/2006               65,619
          66,573  FOUNTAIN SQUARE COMMERCIAL FUNDING CORPORATION                   5.54      11/27/2006               65,412

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE SMALL                          PORTFOLIO OF INVESTMENTS --
AND MID CAP STOCK FUNDS                                JULY 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

OPPORTUNITY FUND
--------------------------------------------------------------------------------

PRINCIPAL         SECURITY NAME                                                  INTEREST RATE  MATURITY DATE        VALUE
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$        117,169  FOUNTAIN SQUARE COMMERCIAL FUNDING CORPORATION                       5.55%      10/27/2006   $        115,662
       3,947,962  FOX TROT CDO++                                                       5.34       08/01/2006          3,947,962
         285,733  GEORGE STREET FINANCE LLC++                                          5.41       08/21/2006            284,893
       1,111,776  GOLDMAN SACHS GROUP INCORPORATED SERIES MTNB+/-                      5.66       10/27/2006          1,112,376
         159,776  GRAMPIAN FUNDING LLC++                                               5.28       10/02/2006            158,313
       1,114,439  HARRIER FINANCE FUNDING LLC++                                        5.41       08/25/2006          1,110,494
         106,517  HARRIER FINANCE FUNDING LLC SERIES MTN+/- ++                         5.42       05/15/2007            106,554
         186,406  HBOS TREASURY SERVICES PLC+/- ++                                     5.58       01/12/2007            186,564
         746,954  HSBC BANK USA SERIES BKN1+/-                                         5.34       12/14/2006            747,013
       1,331,468  INTESA BANK IRELAND PLC+/- ++                                        5.38       08/24/2007          1,331,335
       7,988,808  JP MORGAN CHASE & COMPANY REPURCHASE AGREEMENT (MATURITY
                  VALUE $7,989,998)                                                    5.36       08/01/2006          7,988,808
         798,881  KAUPTHING BANK SERIES MTN+/- ++                                      5.44       03/20/2007            798,130
         105,559  KLIO III FUNDING CORPORATION++                                       5.26       09/01/2006            105,075
       3,914,516  LEXINGTON PARKER CAPITAL CORPORATION++                               5.31       08/14/2006          3,907,039
       6,497,564  LIBERTY STREET FUNDING CORPORATION++                                 5.32       08/03/2006          6,495,680
         106,517  LINKS FINANCE LLC SERIES MTN1+/- ++                                  5.31       09/12/2006            106,518
         798,881  LIQUID FUNDING LIMITED+/- ++                                         5.31       12/01/2006            798,881
       1,224,951  LIQUID FUNDING LIMITED+/- ++                                         5.33       08/14/2006          1,224,951
       1,171,692  LIQUID FUNDING LIMITED                                               5.34       08/07/2006          1,170,661
         319,552  LIQUID FUNDING LIMITED SERIES MTN+/- ++                              5.33       02/20/2007            319,597
         532,587  MBIA GLOBAL FUNDING LLC+/- ++                                        5.38       02/20/2007            532,603
       2,676,251  MERRILL LYNCH & COMPANY SERIES MTN+/-                                5.66       10/27/2006          2,677,509
         234,338  MORGAN STANLEY+/-                                                    5.22       11/09/2006            234,395
         317,955  MORGAN STANLEY+/-                                                    5.35       11/24/2006            318,101
       1,597,762  MORGAN STANLEY+/-                                                    5.38       10/10/2006          1,597,762
         246,322  MORGAN STANLEY SERIES EXL+/-                                         5.40       09/14/2007            246,373
       6,497,564  MORTGAGE INTEREST NET TRUST                                          5.30       08/07/2006          6,491,846
         292,923  NATIONWIDE BUILDING SOCIETY+/- ++                                    5.42       12/11/2006            293,064
          47,933  NIEUW AMSTERDAM RECEIVABLES CORPORATION++                            5.38       08/15/2006             47,834
          79,888  NORDEA NORTH AMERICA INCORPORATED                                    5.38       08/18/2006             79,688
         149,178  NORTH SEA FUNDING LLC++                                              5.32       08/10/2006            148,981
          57,040  NORTH SEA FUNDING LLC                                                5.47       10/23/2006             56,340
       2,662,936  NORTHERN ROCK PLC+/- ++                                              5.33       09/05/2007          2,663,202
         798,881  PARAGON MORTGAGES PLC+/- ++                                          5.34       05/15/2007            798,881
         283,177  PERRY GLOBAL FUNDING LIMITED SERIES A                                5.22       08/09/2006            282,842
          18,854  PERRY GLOBAL FUNDING LIMITED SERIES A                                5.47       09/21/2006             18,711
         215,432  RACERS TRUST 2004-6-MM+/- ++                                         5.42       01/22/2007            215,467
         903,694  RANGER FUNDING CORPORATION++                                         5.39       08/29/2006            899,962
         580,467  REGENCY MARKETS LLC++                                                5.28       08/15/2006            579,271
       1,065,174  SLM CORPORATION+/- ++                                                5.36       05/04/2007          1,065,313
         905,398  STANFIELD VICTORIA FUNDING LLC                                       5.45       11/27/2006            889,608
         615,831  TANGO FINANCE CORPORATION SERIES MTN+/- ++                           5.37       10/25/2006            615,954
       2,662,936  TICONDEROGA FUNDING LLC++                                            5.40       08/30/2006          2,651,539
         307,889  TRAVELERS INSURANCE COMPANY+/-                                       5.42       02/09/2007            307,882
       1,331,468  UNICREDITO ITALIANO BANK (IRELAND) PLC SERIES EXL+/- ++              5.38       06/15/2007          1,331,335
       1,331,468  UNICREDITO ITALIANO BANK (IRELAND) PLC SERIES LIB+/- ++              5.36       03/09/2007          1,331,575
       1,065,174  VERSAILLES CDS++                                                     5.34       08/10/2006          1,063,768
       1,232,140  WHISTLEJACKET CAPITAL LIMITED (MERGING WITH WHITE PINE FINANCE)      5.30       08/01/2006          1,232,140
       1,548,231  WHISTLEJACKET CAPITAL LIMITED (MERGING WITH WHITE PINE FINANCE)      5.33       08/02/2006          1,547,999
         139,005  WHISTLEJACKET CAPITAL LIMITED (MERGING WITH WHITE PINE FINANCE)      5.40       09/11/2006            138,163
         203,608  WHITE PINE FINANCE                                                   5.32       08/08/2006            203,401
          60,023  YORKTOWN CAPITAL                                                     5.34       08/10/2006             59,942

                                                                                                                    133,663,427
                                                                                                               ----------------

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $136,469,514)                                                         136,469,514
                                                                                                               ----------------
SHARES

SHORT-TERM INVESTMENTS - 10.24%
     201,275,846  WELLS FARGO ADVANTAGE MONEY MARKET TRUST~ +++                                                     201,275,846
                                                                                                               ----------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE SMALL                          PORTFOLIO OF INVESTMENTS --
AND MID CAP STOCK FUNDS                                JULY 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

OPPORTUNITY FUND
--------------------------------------------------------------------------------

PRINCIPAL         SECURITY NAME                                               INTEREST RATE   MATURITY DATE          VALUE
US TREASURY BILLS - 0.12%
$        685,000  US TREASURY BILL^                                                 4.70%      08/17/2006     $         683,580
         500,000  US TREASURY BILL^                                                 4.70       08/24/2006               498,502
         300,000  US TREASURY BILL^                                                 4.76       09/14/2006               298,252
         150,000  US TREASURY BILL^                                                 4.80       09/28/2006               148,842
         165,000  US TREASURY BILL^                                                 4.82       09/21/2006               163,888
         460,000  US TREASURY BILL^                                                 4.87       09/28/2006               456,448
         230,000  US TREASURY BILL^                                                 4.90       09/28/2006               228,224

                                                                                                                      2,477,736
                                                                                                              -----------------

TOTAL SHORT-TERM INVESTMENTS (COST $203,753,464)                                                                    203,753,582
                                                                                                              -----------------

TOTAL INVESTMENTS IN SECURITIES
(COST $1,843,534,216)*                                   107.18%                                              $   2,131,945,557

OTHER ASSETS AND LIABILITIES, NET                         (7.18)                                                   (142,749,347)
                                                        -------                                               -----------------

TOTAL NET ASSETS                                         100.00%                                              $   1,989,196,210
                                                        -------                                               -----------------

<<    ALL OR A PORTION OF THIS SECURITY IS ON LOAN.

+     NON-INCOME EARNING SECURITIES.

(a) SECURITY FAIR VALUED IN ACCORDANCE WITH THE PROCEDURES APPROVED BY THE BOARD OF TRUSTEES.

+/-   VARIABLE RATE INVESTMENTS.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4 (2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

+++   SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $201,275,846.

^     ZERO COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO MATURITY.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

CONTRACTS                                                                     STRIKE PRICE  EXPIRATION DATE          VALUE
WRITTEN OPTIONS - (0.07%)
          (2,150) RED HAT INCORPORATED CALL+                                      $30.00       12/16/2006     $        (193,500)
          (1,750) RED HAT INCORPORATED CALL+                                       35.00       09/16/2006                (8,750)
         (14,854) UNISYS COPORATION CALL+                                           7.50       01/20/2007               (74,270)
          (9,074) VISHAY INTERTECHNOLOGY INCORPORATED CALL+                        15.00       01/20/2007            (1,043,510)

TOTAL WRITTEN OPTIONS (PREMIUMS RECEIVED $(1,537,724))                                                               (1,320,030)
                                                                                                              -----------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS    JULY 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

SMALL CAP DISCIPLINED FUND
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                                    VALUE
COMMON STOCKS - 81.54%

AGRICULTURAL PRODUCTION CROPS - 1.33%
         140,500  DELTA & PINE LAND COMPANY                                                                   $       4,806,505
                                                                                                              -----------------

AMUSEMENT & RECREATION SERVICES - 2.20%
         905,000  LAKES ENTERTAINMENT INCORPORATED+                                                                   7,982,100
                                                                                                              -----------------

APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS - 0.11%
          22,700  RUSSELL CORPORATION                                                                                   408,827
                                                                                                              -----------------

BUSINESS SERVICES - 6.23%
         405,900  CIBER INCORPORATED+                                                                                 2,638,350
         475,800  JUNIPER NETWORKS INCORPORATED+                                                                      6,399,510
         471,100  MIDWAY GAMES INCORPORATED+                                                                          4,428,340
         255,000  OPEN TEXT CORPORATION+                                                                              3,470,550
           4,000  S1 CORPORATION+                                                                                        17,200
         528,200  TAKE-TWO INTERACTIVE SOFTWARE INCORPORATED+                                                         5,657,022

                                                                                                                     22,610,972
                                                                                                              -----------------

CHEMICALS & ALLIED PRODUCTS - 5.29%
         420,600  ADEZA BIOMEDICAL CORPORATION+                                                                       6,393,120
           2,000  LUBRIZOL CORPORATION                                                                                   85,540
             772  MGI PHARMA INCORPORATED+                                                                               11,279
         381,000  PDL BIOPHARMA INCORPORATED+                                                                         6,861,810
       3,413,050  XOMA LIMITED+ <<                                                                                    5,836,316

                                                                                                                     19,188,065
                                                                                                              -----------------

COMMUNICATIONS - 3.01%
         156,000  ADTRAN INCORPORATED                                                                                 3,411,720
           8,000  EMMIS COMMUNICATIONS CORPORATION CLASS A+                                                             118,560
         375,000  REGENT COMMUNICATIONS INCORPORATED+                                                                 1,515,000
       1,275,000  SPANISH BROADCASTING SYSTEM INCORPORATED+                                                           5,877,750

                                                                                                                     10,923,030
                                                                                                              -----------------

CONSTRUCTION SPECIAL TRADE CONTRACTORS - 0.80%
         190,000  COMFORT SYSTEMS USA INCORPORATED                                                                    2,616,300
           9,800  LAYNE CHRISTENSEN COMPANY+                                                                            284,592

                                                                                                                      2,900,892
                                                                                                              -----------------

DEPOSITORY INSTITUTIONS - 0.26%
           7,900  ACE CASH EXPRESS INCORPORATED+                                                                        232,813
           3,800  CITIZENS FIRST BANCORP INCORPORATED                                                                    92,264
           1,300  FIRST COMMONWEALTH FINANCIAL CORPORATION                                                               16,887
          22,340  FIRST FINANCIAL BANCORP                                                                               333,536
           3,800  NBT BANCORP INCORPORATED                                                                               89,984
             600  PEOPLES BANCORP INCORPORATED                                                                           17,994
           4,400  UMB FINANCIAL CORPORATION                                                                             151,228

                                                                                                                        934,706
                                                                                                              -----------------

EATING & DRINKING PLACES - 0.57%
         239,200  BUCA INCORPORATED+                                                                                  1,279,720
         107,000  RUBIO'S RESTAURANTS INCORPORATED+                                                                     785,369

                                                                                                                      2,065,089

                                                                                                              -----------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS    JULY 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

SMALL CAP DISCIPLINED FUND
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                                     VALUE
EDUCATIONAL SERVICES - 0.98%
         265,000  CORINTHIAN COLLEGES INCORPORATED+                                                           $       3,556,300
                                                                                                              -----------------

ELECTRIC, GAS & SANITARY SERVICES - 6.96%
         822,900  CASELLA WASTE SYSTEMS INCORPORATED CLASS A+                                                         9,619,701
         139,800  CLEAN HARBORS INCORPORATED+                                                                         5,157,222
           9,600  IDACORP INCORPORATED                                                                                  357,888
           5,800  OTTER TAIL CORPORATION                                                                                172,028
         371,000  PNM RESOURCES INCORPORATED                                                                          9,946,510

                                                                                                                     25,253,349
                                                                                                              -----------------

ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT - 7.14%
         130,000  ACTEL CORPORATION+                                                                                  1,762,800
       1,255,000  C-COR INCORPORATED+                                                                                 8,295,550
         135,000  EXAR CORPORATION+                                                                                   1,748,250
         730,000  FUELCELL ENERGY INCORPORATED+                                                                       6,445,900
         568,000  MERCURY COMPUTER SYSTEMS INCORPORATED+ <<                                                           7,633,920

                                                                                                                     25,886,420
                                                                                                              -----------------

ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES - 3.55%
       1,173,700  DIVERSA CORPORATION+                                                                               10,985,832
          58,000  HEWITT ASSOCIATES INCORPORATED CLASS A+                                                             1,303,260
          60,000  TRIMERIS INCORPORATED+                                                                                570,000

                                                                                                                     12,859,092
                                                                                                              -----------------

FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT - 0.43%
          31,000  VALMONT INDUSTRIES INCORPORATED                                                                     1,576,350
                                                                                                              -----------------

FOOD & KINDRED PRODUCTS - 10.54%
         125,000  CAL-MAINE FOODS INCORPORATED                                                                          848,750
         390,000  COCA-COLA ENTERPRISES INCORPORATED                                                                  8,369,400
         940,000  DEL MONTE FOODS COMPANY                                                                             9,851,200
         575,000  HERCULES INCORPORATED+                                                                              7,992,500
         177,300  MONTEREY GOURMET FOODS INCORPORATED+ <<                                                               937,917
          30,500  TASTY BAKING COMPANY                                                                                  230,275
         332,600  TOOTSIE ROLL INDUSTRIES INCORPORATED                                                                9,030,090
         712,500  VERMONT PURE HOLDINGS LIMITED+ <<                                                                     983,250

                                                                                                                     38,243,382
                                                                                                              -----------------

HEALTH SERVICES - 2.75%
       2,177,700  HOOPER HOLMES INCORPORATED+                                                                         6,533,100
         210,000  NEKTAR THERAPEUTICS+                                                                                3,423,000

                                                                                                                      9,956,100
                                                                                                              -----------------

HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES - 0.55%
         230,600  MTR GAMING GROUP INCORPORATED+ <<                                                                   2,008,526
                                                                                                              -----------------

INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 10.49%
         972,000  CONCURRENT COMPUTER CORPORATION+                                                                    1,807,920
         265,000  ENTEGRIS INCORPORATED+                                                                              2,504,250
           1,000  FMC TECHNOLOGIES INCORPORATED+                                                                         63,020
       1,199,000  INFOCUS CORPORATION+                                                                                3,297,250
         220,300  INTERMEC INCORPORATED+                                                                              5,375,320
         382,800  PALL CORPORATION                                                                                    9,983,424
          13,600  PLANAR SYSTEMS INCORPORATED+                                                                          143,616
         234,000  PROQUEST COMPANY+                                                                                   2,770,560
         129,900  ROBBINS & MYERS INCORPORATED                                                                        3,481,320

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS    JULY 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

SMALL CAP DISCIPLINED FUND
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                                     VALUE
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT (continued)
          12,000  TENNANT COMPANY                                                                             $         285,240
         551,000  ULTRATECH INCORPORATED+                                                                             8,342,140

                                                                                                                     38,054,060
                                                                                                              -----------------

INSURANCE AGENTS, BROKERS & SERVICE - 1.30%
         102,200  CLARK INCORPORATED                                                                                  1,233,554
         505,100  CRAWFORD & COMPANY CLASS A                                                                          3,480,139

                                                                                                                      4,713,693
                                                                                                              -----------------

INSURANCE CARRIERS - 0.01%
           2,000  OHIO CASUALTY CORPORATION                                                                              51,840
                                                                                                              -----------------

MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS - 5.71%
          95,200  HERLEY INDUSTRIES INCORPORATED+                                                                     1,021,496
         155,000  MILLIPORE CORPORATION+                                                                              9,710,750
         475,000  ORTHOLOGIC CORPORATION+                                                                               722,000
         180,100  VITAL SIGNS INCORPORATED                                                                            9,273,349

                                                                                                                     20,727,595
                                                                                                              -----------------

METAL MINING - 0.08%
           4,000  GLAMIS GOLD LIMITED+ <<                                                                               147,240
           2,000  GOLD FIELDS LIMITED ADR                                                                                41,700
           3,000  GOLDCORP INCORPORATED<<                                                                                87,810

                                                                                                                        276,750
                                                                                                              -----------------

MISCELLANEOUS MANUFACTURING INDUSTRIES - 1.20%
         334,000  LEAPFROG ENTERPRISES INCORPORATED+                                                                  3,333,320
         115,000  LYDALL INCORPORATED+                                                                                1,030,400

                                                                                                                      4,363,720
                                                                                                              -----------------

MOTION PICTURES - 1.20%
         400,000  NEW FRONTIER MEDIA INCORPORATED+                                                                    2,736,000
         355,000  WPT ENTERPRISES INCORPORATED+                                                                       1,618,800

                                                                                                                      4,354,800
                                                                                                              -----------------

OIL & GAS EXTRACTION - 1.91%
         365,000  HANOVER COMPRESSOR COMPANY+                                                                         6,935,000
                                                                                                              -----------------

PAPER & ALLIED PRODUCTS - 0.64%
         307,000  BUCKEYE TECHNOLOGIES INCORPORATED+                                                                  2,302,500
                                                                                                              -----------------

PRINTING, PUBLISHING & ALLIED INDUSTRIES - 4.01%
         473,900  PLAYBOY ENTERPRISES INCORPORATED CLASS B+                                                           4,625,264
         725,000  READER'S DIGEST ASSOCIATION INCORPORATED                                                            9,903,500
           1,000  SCHOLASTIC CORPORATION+                                                                                28,750

                                                                                                                     14,557,514
                                                                                                              -----------------

RETAIL, TRADE & SERVICES - 0.06%
          17,000  STRIDE RITE CORPORATION                                                                               215,220
                                                                                                              -----------------

STONE, CLAY, GLASS & CONCRETE PRODUCTS - 0.68%
          82,500  CABOT MICROELECTRONICS CORPORATION+                                                                 2,456,850
                                                                                                              -----------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS    JULY 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

SMALL CAP DISCIPLINED FUND
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                                     VALUE
WHOLESALE TRADE NON-DURABLE GOODS - 1.55%
         102,700  BIOSCRIP INCORPORATED+                                                                      $         407,719
             500  GREEN MOUNTAIN COFFEE ROASTERS INCORPORATED+                                                           19,895
         231,800  NASH FINCH COMPANY                                                                                  5,185,366

                                                                                                                      5,612,980
                                                                                                              -----------------

TOTAL COMMON STOCKS (COST $292,527,231)                                                                             295,782,227
                                                                                                              -----------------

PREFERRED STOCKS - 0.88%
         127,300  TELEPHONE & DATA SYSTEMS<<                                                                          3,168,497

TOTAL PREFERRED STOCKS (COST $3,209,953)                                                                              3,168,497
                                                                                                              -----------------

COLLATERAL FOR SECURITIES LENDING - 1.44%

COLLATERAL INVESTED IN MONEY MARKET FUNDS - 0.03%
          76,585  SCUDDER DAILY ASSETS MONEY MARKET FUND                                                                 76,585
          30,936  SHORT TERM INVESTMENT COMPANY MONEY MARKET FUND                                                        30,936

                                                                                                                        107,521
                                                                                                              -----------------

PRINCIPAL                                                                        INTEREST RATE  MATURITY DATE
COLLATERAL INVESTED IN OTHER ASSETS - 1.41%
$         12,971  ALLIANCE & LEICESTER PLC                                             5.52%      10/25/2006             12,808
          18,366  AMERICAN GENERAL FINANCE+/- ++                                       5.40       08/15/2007             18,376
          51,659  AQUIFER FUNDING LIMITED                                              5.32       08/03/2006             51,644
         102,036  AQUIFER FUNDING LIMITED++                                            5.32       08/04/2006            101,991
           5,922  AQUIFER FUNDING LIMITED++                                            5.33       08/07/2006              5,917
         102,036  ATLAS CAPITAL FUNDING CORPORATION+/- ++                              5.33       11/03/2006            102,036
          51,018  ATLAS CAPITAL FUNDING CORPORATION+/- ++                              5.37       10/20/2006             51,018
          51,018  ATLAS CAPITAL FUNDING CORPORATION+/- ++                              5.38       12/22/2006             51,018
          30,611  ATLAS CAPITAL FUNDING CORPORATION SERIES MTN+/- ++                   5.31       08/04/2006             30,611
          51,018  ATLAS CAPITAL FUNDING CORPORATION SERIES MTN+/- ++                   5.37       04/25/2007             51,018
          39,729  ATOMIUM FUNDING CORPORATION++                                        5.25       08/07/2006             39,694
         216,316  ATOMIUM FUNDING CORPORATION++                                        5.32       08/02/2006            216,284
          51,018  BANCO SANTANDER TOTTA LOAN+/- ++                                     5.37       09/14/2007             51,009
          51,018  BANK OF AMERICA NA SERIES BKNT+/-                                    5.36       06/19/2007             51,016
          61,222  BEAR STEARNS & COMPANY INCORPORATED+/-                               5.37       10/04/2006             61,222
           6,122  BEAR STEARNS & COMPANY INCORPORATED SERIES EXL+/-                    5.38       08/05/2006              6,122
          61,222  BHP BILLITON FINANCE (USA) BV                                        5.39       08/11/2006             61,132
          54,634  BNP PARIBAS REPURCHASE AGREEMENT (MATURITY VALUE $54,643)            5.36       08/01/2006             54,634
           1,259  BUCKINGHAM II CDO                                                    5.32       08/04/2006              1,259
          24,489  CAIRN HIGH GRADE FUNDING I LLC++                                     5.31       08/02/2006             24,485
          63,262  CAIRN HIGH GRADE FUNDING I LLC++                                     5.36       08/11/2006             63,169
          34,692  CAIRN HIGH GRADE FUNDING I LLC                                       5.37       08/14/2006             34,626
          24,289  CEDAR SPRINGS CAPITAL COMPANY++                                      5.15       08/14/2006             24,242
          73,768  CEDAR SPRINGS CAPITAL COMPANY++                                      5.36       08/21/2006             73,551
           4,081  CHEYNE FINANCE LLC++                                                 5.32       08/10/2006              4,076
          51,018  CHEYNE FINANCE LLC+/- ++                                             5.47       07/16/2007             51,013
         130,606  CONCORD MINUTEMEN CAPITAL COMPANY SERIES B+/- ++                     5.34       08/14/2007            130,606
         132,137  CORPORATE ASSET SECURITIZATION AUSTRALIA LIMITED                     5.40       08/28/2006            131,611
          35,611  CORPORATE ASSET SECURITIZATION AUSTRALIA LIMITED                     5.42       08/22/2006             35,500
         408,144  CREDIT SUISSE FIRST BOSTON REPURCHASE AGREEMENT (MATURITY
                  VALUE $408,205)                                                      5.36       08/01/2006            408,144
           8,057  CULLINAN FINANCE CORPORATION++                                       5.44       09/13/2006              8,006
          51,018  CULLINAN FINANCE CORPORATION SERIES MTN+/- ++                        5.13       11/15/2006             51,022
         102,036  CULLINAN FINANCE CORPORATION SERIES MTN2+/- ++                       5.35       06/25/2007            102,021
          46,937  DEER VALLEY FUNDING LLC                                              5.33       08/09/2006             46,881
         199,493  DEER VALLEY FUNDING LLC++                                            5.34       08/07/2006            199,317
          67,711  DNB NOR BANK ASA                                                     5.32       08/01/2006             67,711
           2,041  EDISON ASSET SECURITIZATION                                          5.49       12/11/2006              2,001
         102,036  EUREKA SECURITIZATION INCORPORATED++                                 5.26       08/10/2006            101,901
          51,018  FCAR OWNER TRUST SERIES II                                           5.30       08/08/2006             50,966

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS    JULY 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

SMALL CAP DISCIPLINED FUND
--------------------------------------------------------------------------------

PRINCIPAL         SECURITY NAME                                                  INTEREST RATE  MATURITY DATE        VALUE
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$          8,163  FIVE FINANCE INCORPORATED                                            5.30%      08/07/2006  $           8,156
          71,527  FOUNTAIN SQUARE COMMERCIAL FUNDING CORPORATION                       5.24       08/14/2006             71,391
           7,287  FOUNTAIN SQUARE COMMERCIAL FUNDING CORPORATION++                     5.40       08/21/2006              7,266
           2,551  FOUNTAIN SQUARE COMMERCIAL FUNDING CORPORATION                       5.51       11/06/2006              2,514
           2,551  FOUNTAIN SQUARE COMMERCIAL FUNDING CORPORATION                       5.54       11/27/2006              2,506
           4,490  FOUNTAIN SQUARE COMMERCIAL FUNDING CORPORATION                       5.55       10/27/2006              4,432
         151,274  FOX TROT CDO++                                                       5.34       08/01/2006            151,274
          10,948  GEORGE STREET FINANCE LLC++                                          5.41       08/21/2006             10,916
          42,600  GOLDMAN SACHS GROUP INCORPORATED SERIES MTNB+/-                      5.66       10/27/2006             42,623
           6,122  GRAMPIAN FUNDING LLC++                                               5.28       10/02/2006              6,066
          42,702  HARRIER FINANCE FUNDING LLC++                                        5.41       08/25/2006             42,551
           4,081  HARRIER FINANCE FUNDING LLC SERIES MTN+/- ++                         5.42       05/15/2007              4,083
           7,143  HBOS TREASURY SERVICES PLC+/- ++                                     5.58       01/12/2007              7,149
          28,621  HSBC BANK USA SERIES BKN1+/-                                         5.34       12/14/2006             28,623
          51,018  INTESA BANK IRELAND PLC+/- ++                                        5.38       08/24/2007             51,013
         306,108  JP MORGAN CHASE & COMPANY REPURCHASE AGREEMETN (MATURITY
                  VALUE $306,153)                                                      5.36       08/01/2006            306,108
          30,611  KAUPTHING BANK SERIES MTN+/- ++                                      5.44       03/20/2007             30,582
           4,045  KLIO III FUNDING CORPORATION++                                       5.26       09/01/2006              4,026
         149,993  LEXINGTON PARKER CAPITAL CORPORATION++                               5.31       08/14/2006            149,706
         248,968  LIBERTY STREET FUNDING CORPORATION++                                 5.32       08/03/2006            248,895
           4,081  LINKS FINANCE LLC SERIES MTN1+/- ++                                  5.31       09/12/2006              4,081
          30,611  LIQUID FUNDING LIMITED+/- ++                                         5.31       12/01/2006             30,611
          46,937  LIQUID FUNDING LIMITED+/- ++                                         5.33       08/14/2006             46,936
          44,896  LIQUID FUNDING LIMITED                                               5.34       08/07/2006             44,856
          12,244  LIQUID FUNDING LIMITED SERIES MTN+/- ++                              5.33       02/20/2007             12,246
          20,407  MBIA GLOBAL FUNDING LLC+/- ++                                        5.38       02/20/2007             20,408
         102,546  MERRILL LYNCH & COMPANY SERIES MTN+/-                                5.66       10/27/2006            102,594
           8,979  MORGAN STANLEY+/-                                                    5.22       11/09/2006              8,981
          12,183  MORGAN STANLEY+/-                                                    5.35       11/24/2006             12,189
          61,222  MORGAN STANLEY+/-                                                    5.38       10/10/2006             61,222
           9,438  MORGAN STANLEY SERIES EXL+/-                                         5.40       09/14/2007              9,440
         248,968  MORTGAGE INTEREST NET TRUST                                          5.30       08/07/2006            248,749
          11,224  NATIONWIDE BUILDING SOCIETY+/- ++                                    5.42       12/11/2006             11,229
           1,837  NIEUW AMSTERDAM RECEIVABLES CORPORATION++                            5.38       08/15/2006              1,833
           3,061  NORDEA NORTH AMERICA INCORPORATED                                    5.38       08/18/2006              3,053
           5,716  NORTH SEA FUNDING LLC++                                              5.32       08/10/2006              5,708
           2,186  NORTH SEA FUNDING LLC                                                5.47       10/23/2006              2,159
         102,036  NORTHERN ROCK PLC+/- ++                                              5.33       09/05/2007            102,046
          30,611  PARAGON MORTGAGES PLC+/- ++                                          5.34       05/15/2007             30,611
          10,851  PERRY GLOBAL FUNDING LIMITED SERIES A                                5.22       08/09/2006             10,838
             722  PERRY GLOBAL FUNDING LIMITED SERIES A                                5.47       09/21/2006                717
           8,255  RACERS TRUST 2004-6-MM+/- ++                                         5.42       01/22/2007              8,256
          34,627  RANGER FUNDING CORPORATION++                                         5.39       08/29/2006             34,484
          22,242  REGENCY MARKETS LLC++                                                5.28       08/15/2006             22,196
          40,814  SLM CORPORATION+/- ++                                                5.36       05/04/2007             40,820
          34,692  STANFIELD VICTORIA FUNDING LLC                                       5.45       11/27/2006             34,087
          23,597  TANGO FINANCE CORPORATION SERIES MTN+/- ++                           5.37       10/25/2006             23,602
         102,036  TICONDEROGA FUNDING LLC++                                            5.40       08/30/2006            101,599
          11,797  TRAVELERS INSURANCE COMPANY+/-                                       5.42       02/09/2007             11,797
          51,018  UNICREDITO ITALIANO BANK (IRELAND) PLC SERIES EXL+/- ++              5.38       06/15/2007             51,013
          51,018  UNICREDITO ITALIANO BANK (IRELAND) PLC SERIES LIB+/- ++              5.36       03/09/2007             51,022
          40,814  VERSAILLES CDS++                                                     5.34       08/10/2006             40,760
          47,212  WHISTLEJACKET CAPITAL LIMITED (MERGING WITH WHITE PINE FINANCE)      5.30       08/01/2006             47,212
          59,324  WHISTLEJACKET CAPITAL LIMITED (MERGING WITH WHITE PINE FINANCE)      5.33       08/02/2006             59,315
           5,326  WHISTLEJACKET CAPITAL LIMITED (MERGING WITH WHITE PINE FINANCE)      5.40       09/11/2006              5,294
           7,802  WHITE PINE FINANCE                                                   5.32       08/08/2006              7,794
           2,300  YORKTOWN CAPITAL                                                     5.34       08/10/2006              2,297

                                                                                                                      5,121,593
                                                                                                              -----------------

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $5,229,114)                                                             5,229,114
                                                                                                              -----------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS    JULY 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

SMALL CAP DISCIPLINED FUND
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                                     VALUE
SHORT-TERM INVESTMENTS - 11.30%
      41,000,811  WELLS FARGO ADVANTAGE MONEY MARKET TRUST~ +++                                               $      41,000,811
                                                                                                              -----------------

TOTAL SHORT-TERM INVESTMENTS (COST $41,000,811)                                                                      41,000,811
                                                                                                              -----------------

TOTAL INVESTMENTS IN SECURITIES
(COST $341,967,109)*                                      95.16%                                              $     345,180,649

OTHER ASSETS AND LIABILITIES, NET                          4.84                                                      17,569,627
                                                        -------                                               -----------------

TOTAL NET ASSETS                                         100.00%                                              $     362,750,276
                                                        -------                                               -----------------

+     NON-INCOME EARNING SECURITIES.

<<    ALL OR A PORTION OF THIS SECURITY IS ON LOAN.

+/-   VARIABLE RATE INVESTMENTS.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4 (2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

+++   SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $41,000,811.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS    JULY 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

SMALL/MID CAP VALUE FUND
--------------------------------------------------------------------------------

SHARES           SECURITY NAME                                                                                      VALUE
COMMON STOCKS - 94.59%

AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS - 0.23%
         15,990  LITHIA MOTORS INCORPORATED CLASS A                                                           $         450,598
                                                                                                              -----------------

BUSINESS SERVICES - 8.83%
        393,815  3COM CORPORATION+                                                                                    1,866,683
        116,390  ABM INDUSTRIES INCORPORATED                                                                          1,920,435
        304,765  EMBARCADERO TECHNOLOGIES INCORPORATED+                                                               1,792,018
        377,975  HILL INTERNATIONAL INCORPORATED+                                                                     2,003,268
         41,270  IMS HEALTH INCORPORATED                                                                              1,132,449
         59,350  KFORCE INCORPORATED+                                                                                   740,095
        176,170  KFX INCORPORATED+                                                                                    2,734,158
        107,090  MOBIUS MANAGEMENT SYSTEMS INCORPORATED+                                                                629,689
         40,665  MONEYGRAM INTERNATIONAL INCORPORATED                                                                 1,246,382
        354,245  SUN MICROSYSTEMS INCORPORATED+                                                                       1,540,966
        132,582  VIGNETTE CORPORATION+                                                                                1,722,240

                                                                                                                     17,328,383
                                                                                                              -----------------

CHEMICALS & ALLIED PRODUCTS - 5.04%
         20,480  AVENTINE RENEWABLE ENERGY HOLDINGS INCORPORATED+                                                       606,208
        103,925  DOW CHEMICAL COMPANY                                                                                 3,593,726
         52,735  NOVEN PHARMACEUTICALS INCORPORATED+                                                                  1,042,044
        167,670  ORASURE TECHNOLOGIES INCORPORATED+                                                                   1,566,038
        106,250  POLYONE CORPORATION+                                                                                   887,187
         84,270  REVLON INCORPORATED CLASS A+                                                                            79,214
         45,855  RPM INTERNATIONAL INCORPORATED                                                                         859,323
        413,695  WELLMAN INCORPORATED                                                                                 1,257,633

                                                                                                                      9,891,373
                                                                                                              -----------------

COMMUNICATIONS - 3.37%
         48,380  CHINA GRENTECH CORPORATION LIMITED ADR+                                                                537,018
        356,780  CINCINNATI BELL INCORPORATED+                                                                        1,430,688
        637,335  COASTAL CONTACTS INCORPORATED                                                                          732,116
        221,535  GRUPO RADIO CENTRO SA. DE CV ADR+                                                                    1,371,302
        220,530  LIGHTBRIDGE INCORPORATED+                                                                            2,547,121

                                                                                                                      6,618,245
                                                                                                              -----------------

CONSTRUCTION SPECIAL TRADE CONTRACTORS - 1.70%
         34,515  CHICAGO BRIDGE & IRON COMPANY NV                                                                       837,334
        118,150  COMFORT SYSTEMS USA INCORPORATED                                                                     1,626,926
         71,735  MATRIX SERVICE COMPANY+                                                                                863,689

                                                                                                                      3,327,949
                                                                                                              -----------------

CONSUMER SERVICES - 0.70%
        113,700  EMDEON CORPORATION+                                                                                  1,367,811
                                                                                                              -----------------

DEPOSITORY INSTITUTIONS - 1.95%
         20,310  COMMUNITY BANCORP+                                                                                     684,041
        120,946  FIRST SECURITY GROUP INCORPORATED                                                                    1,432,001
         43,125  MIDWEST BANC HOLDINGS INCORPORATED                                                                     940,556
         68,665  PACIFIC PREMIER BANCORP INCORPORATED+                                                                  764,241

                                                                                                                      3,820,839
                                                                                                              -----------------

EATING & DRINKING PLACES - 0.99%
         47,005  CALIFORNIA PIZZA KITCHEN INCORPORATED+                                                               1,241,402

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS    JULY 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

SMALL/MID CAP VALUE FUND
--------------------------------------------------------------------------------

SHARES           SECURITY NAME                                                                                      VALUE
EATING & DRINKING PLACES (continued)
         20,615  DARDEN RESTAURANTS INCORPORATED                                                              $         696,787

                                                                                                                      1,938,189
                                                                                                              -----------------

ELECTRIC, GAS & SANITARY SERVICES - 1.18%
        144,535  EL PASO CORPORATION                                                                                  2,312,560
                                                                                                              -----------------

ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT - 9.98%
        278,680  EVANS & SUTHERLAND COMPUTER CORPORATION+                                                             1,541,100
        143,535  FLEXTRONICS INTERNATIONAL LIMITED+                                                                   1,627,687
        201,620  GRAFTECH INTERNATIONAL LIMITED+                                                                      1,082,699
         84,432  INTEGRATED ELECTRICAL SERVICES, INCORPORATED+                                                        1,379,619
        373,860  MCDATA CORPORATION+                                                                                  1,095,410
         39,500  MEMC ELECTRONIC MATERIALS INCORPORATED+                                                              1,201,590
         74,575  MERCURY COMPUTER SYSTEMS INCORPORATED+                                                               1,002,288
        107,405  MICRON TECHNOLOGY INCORPORATED+                                                                      1,674,444
        248,935  MRV COMMUNICATIONS INCORPORATED+                                                                       592,465
      1,017,435  NORTEL NETWORKS CORPORATION+                                                                         1,994,173
         62,415  OSI SYSTEMS INCORPORATED+                                                                            1,122,846
        137,330  PORTALPLAYER INCORPORATED+                                                                           1,485,911
        253,440  POWER-ONE INCORPORATED+                                                                              1,601,741
         62,590  RICHARDSON ELECTRONICS LIMITED                                                                         443,137
        126,655  SILICON STORAGE TECHNOLOGY INCORPORATED+                                                               504,087
        218,670  STATS CHIPPAC LIMITED ADR+                                                                           1,235,485

                                                                                                                     19,584,682
                                                                                                              -----------------

ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES - 1.23%
        117,415  CV THERAPEUTICS INCORPORATED+                                                                        1,438,334
         60,000  SFBC INTERNATIONAL INCORPORATED+                                                                       972,600

                                                                                                                      2,410,934
                                                                                                              -----------------

FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT - 0.69%
         24,555  CRANE COMPANY                                                                                          942,912
         16,665  GULF ISLAND FABRICATION INCORPORATED                                                                   413,459

                                                                                                                      1,356,371
                                                                                                              -----------------

FOOD & KINDRED PRODUCTS - 1.28%
         92,990  HERCULES INCORPORATED+                                                                               1,292,561
            100  MOLSON COORS BREWING COMPANY                                                                             7,145
         46,495  SANDERSON FARMS INCORPORATED                                                                         1,204,685

                                                                                                                      2,504,391
                                                                                                              -----------------

HEALTH SERVICES - 0.37%
         14,985  GENESIS HEALTHCARE CORPORATION+                                                                        727,821
                                                                                                              -----------------

HOLDING & OTHER INVESTMENT OFFICES - 2.94%
        186,080  AFFORDABLE RESIDENTIAL COMMUNITIES+                                                                  2,015,246
        137,443  ANNALY MORTGAGE MANAGEMENT INCORPORATED                                                              1,760,645
         73,905  DISCOVERY HOLDING COMPANY CLASS A+                                                                     984,415
         66,065  UMH PROPERTIES INCORPORATED                                                                          1,020,704

                                                                                                                      5,781,010
                                                                                                              -----------------

HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES - 0.49%
        165,605  EMPIRE RESORTS INCORPORATED+                                                                           958,853
                                                                                                              -----------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS    JULY 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

SMALL/MID CAP VALUE FUND
--------------------------------------------------------------------------------

SHARES           SECURITY NAME                                                                                       VALUE
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 3.23%
        154,771  CRAY INCORPORATED+                                                                           $       2,143,582
        110,100  INTERMEC INCORPORATED+                                                                               2,686,440
         58,005  PALL CORPORATION                                                                                     1,512,770

                                                                                                                      6,342,792
                                                                                                              -----------------

INSURANCE CARRIERS - 4.34%
         15,710  ENDURANCE SPECIALTY HOLDINGS LIMITED                                                                   476,956
        131,360  KMG AMERICA CORPORATION+                                                                             1,096,856
         22,275  MERCURY GENERAL CORPORATION                                                                          1,229,134
        160,445  NORTH POINTE HOLDINGS CORPORATION+                                                                   1,169,660
         49,430  NYMAGIC INCORPORATED                                                                                 1,551,113
         31,825  PRA INTERNATIONAL+                                                                                     736,431
        421,535  QUANTA CAPITAL HOLDINGS LIMITED+                                                                       931,592
        102,245  SEABRIGHT INSURANCE HOLDINGS INCORPORATED+                                                           1,329,185

                                                                                                                      8,520,927
                                                                                                              -----------------

JUSTICE, PUBLIC ORDER & SAFETY - 1.04%
         49,511  GEO GROUP INCORPORATED+                                                                              2,040,843
                                                                                                              -----------------

LEATHER & LEATHER PRODUCTS - 0.69%
        114,462  BAKERS FOOTWEAR GROUP INCORPORATED+                                                                  1,349,507
                                                                                                              -----------------

MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS - 3.12%
        694,633  ALLIED HEALTHCARE PRODUCTS INCORPORATED+                                                             3,896,891
        299,995  CREDENCE SYSTEMS CORPORATION+                                                                          845,986
         53,750  INPUT OUTPUT INCORPORATED+                                                                             528,363
         97,100  SYNOVIS LIFE TECHNOLOGIES INCORPORATED+                                                                860,306

                                                                                                                      6,131,546
                                                                                                              -----------------

METAL MINING - 5.12%
        166,100  APEX SILVER MINES LIMITED+                                                                           2,426,721
         10,225  GLAMIS GOLD LIMITED+                                                                                   376,382
         27,065  GOLDCORP INCORPORATED                                                                                  792,193
         27,650  NEWMONT MINING CORPORATION                                                                           1,416,509
        188,075  RANDGOLD RESOURCES LIMITED ADR+                                                                      4,180,907
        106,925  SOUTHWESTERN RESOURCES CORPORATION+                                                                    850,336

                                                                                                                     10,043,048
                                                                                                              -----------------

MINING & QUARRYING OF NONMETALLIC MINERALS, EXCEPT FUELS - 0.39%
        182,475  BIRCH MOUNTAIN RESOURCES LIMITED+                                                                      771,869
                                                                                                              -----------------

MISCELLANEOUS MANUFACTURING INDUSTRIES - 1.17%
        117,230  ACCO BRANDS CORPORATION+                                                                             2,301,225
                                                                                                              -----------------

MOTOR FREIGHT TRANSPORTATION & WAREHOUSING - 0.15%
         21,880  COVENANT TRANSPORT INCORPORATED CLASS A+                                                               287,066
                                                                                                              -----------------

OIL & GAS EXTRACTION - 17.97%
         34,675  CANADIAN NATURAL RESOURCES LIMITED                                                                   1,846,097
        561,040  GLOBAL INDUSTRIES LIMITED+                                                                           9,358,147
         80,105  GREY WOLF INCORPORATED+                                                                                613,604
         28,300  HELMERICH & PAYNE INCORPORATED                                                                         783,344
         23,880  KERR-MCGEE CORPORATION                                                                               1,676,376
        212,005  KEY ENERGY SERVICES INCORPORATED+                                                                    3,127,074
        150,555  MCMORAN EXPLORATION COMPANY+                                                                         2,822,906
        318,730  NEWPARK RESOURCES INCORPORATED+                                                                      1,953,815
         31,545  PETROHAWK ENERGY CORPORATION+                                                                          369,707

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS    JULY 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

SMALL/MID CAP VALUE FUND
--------------------------------------------------------------------------------

SHARES           SECURITY NAME                                                                                      VALUE
OIL & GAS EXTRACTION (continued)
         70,965  PETROQUEST ENERGY INCORPORATED+                                                              $         829,581
         17,085  PIONEER NATURAL RESOURCES COMPANY                                                                      774,805
         20,720  PRIDE INTERNATIONAL INCORPORATED+                                                                      618,906
         42,677  RANGE RESOURCES CORPORATION                                                                          1,199,650
         32,665  ROWAN COMPANIES INCORPORATED                                                                         1,106,364
        219,935  SEITEL INCORPORATED+                                                                                   877,541
          5,930  TRANSOCEAN INCORPORATED+                                                                               457,974
        281,150  TRILOGY ENERGY TRUST                                                                                 5,028,255
        106,855  WILLBROS GROUP INCORPORATED+                                                                         1,827,221

                                                                                                                     35,271,367
                                                                                                              -----------------

PAPER & ALLIED PRODUCTS - 0.58%
         93,700  WAUSAU PAPER CORPORATION                                                                             1,146,888
                                                                                                              -----------------

PETROLEUM REFINING & RELATED INDUSTRIES - 0.87%
         25,640  ASHLAND INCORPORATED                                                                                 1,705,316
                                                                                                              -----------------

PRIMARY METAL INDUSTRIES - 0.69%
         10,000  ENCORE WIRE CORPORATION+                                                                               354,900
         12,405  OREGON STEEL MILLS INCORPORATED+                                                                       573,607
          7,374  STEEL DYNAMICS INCORPORATED                                                                            427,840

                                                                                                                      1,356,347
                                                                                                              -----------------

PRINTING, PUBLISHING & ALLIED INDUSTRIES - 1.58%
         23,045  E.W. SCRIPPS COMPANY CLASS A                                                                           984,713
        163,745  JOURNAL COMMUNICATIONS INCORPORATED CLASS A                                                          1,727,510
          9,202  MCCLATCHY COMPANY CLASS A                                                                              390,079

                                                                                                                      3,102,302
                                                                                                              -----------------

RUBBER & MISCELLANEOUS PLASTICS PRODUCTS - 2.37%
        249,395  CONSTAR INTERNATIONAL INCORPORATED+                                                                    970,147
        360,010  INTERTAPE POLYMER GROUP INCORPORATED+                                                                2,480,469
        109,445  ROYAL GROUP TECHNOLOGIES LIMITED+                                                                    1,209,367

                                                                                                                      4,659,983
                                                                                                              -----------------

SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES - 1.02%
        196,885  MARKETAXESS HOLDINGS INCORPORATED+                                                                   2,000,352
                                                                                                              -----------------

SOCIAL SERVICES - 0.71%
        107,440  ABB LIMITED ADR+                                                                                     1,389,199
                                                                                                              -----------------

STONE, CLAY, GLASS & CONCRETE PRODUCTS - 1.30%
        190,705  GENTEX CORPORATION                                                                                   2,544,005
                                                                                                              -----------------

TRANSPORTATION BY AIR - 1.85%
        114,740  AIRTRAN HOLDINGS INCORPORATED+                                                                       1,438,840
         41,550  ALASKA AIR GROUP INCORPORATED+                                                                       1,542,751
         61,555  JETBLUE AIRWAYS CORPORATION+                                                                           658,023

                                                                                                                      3,639,614
                                                                                                              -----------------

TRANSPORTATION SERVICES - 0.64%
        126,120  RAILAMERICA INCORPORATED+                                                                            1,266,245
                                                                                                              -----------------

WHOLESALE TRADE NON-DURABLE GOODS - 1.66%
         32,815  ENDO PHARMACEUTICALS HOLDINGS INCORPORATED+                                                          1,019,562

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS    JULY 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

SMALL/MID CAP VALUE FUND
--------------------------------------------------------------------------------

SHARES           SECURITY NAME                                                                                      VALUE
WHOLESALE TRADE NON-DURABLE GOODS (continued)
        194,510  SOURCE INTERLINK COMPANIES INCORPORATED+                                                     $       2,236,865

                                                                                                                      3,256,427
                                                                                                              -----------------

WHOLESALE TRADE-DURABLE GOODS - 3.13%
      1,424,605  COVALENT GROUP INCORPORATED+                                                                         3,917,664
        135,865  DELIAS INCORPORATED+                                                                                 1,002,683
        134,818  U.S. HOME SYSTEMS INCORPORATED+                                                                      1,226,844

                                                                                                                      6,147,191
                                                                                                              -----------------

TOTAL COMMON STOCKS (COST $182,671,266)                                                                             185,654,068
                                                                                                              -----------------

WARRANTS - 0.24%
        475,580  HILL INTERNATINOAL INCORPORATED+                                                                       466,068

TOTAL WARRANTS (COST $601,420)                                                                                          466,068
                                                                                                              -----------------

SHORT-TERM INVESTMENTS - 5.47%
     10,738,108  WELLS FARGO ADVANTAGE MONEY MARKET TRUST~ ++                                                        10,738,108
                                                                                                              -----------------

TOTAL SHORT-TERM INVESTMENTS (COST $10,738,108)                                                                      10,738,108
                                                                                                              -----------------

TOTAL INVESTMENTS IN SECURITIES
(COST $194,010,794)*                                    100.30%                                               $     196,858,244

OTHER ASSETS AND LIABILITIES, NET                        (0.30)                                                        (585,694)
                                                       -------                                                -----------------

TOTAL NET ASSETS                                        100.00%                                               $     196,272,550
                                                       -------                                                -----------------

+     NON-INCOME EARNING SECURITIES.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

++    SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $10,738,108.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

CONTRACTS                                                                       STRIKE PRICE  EXPIRATION DATE       VALUE
WRITTEN OPTIONS - (0.44%)
           (100) APEX SILVER MINES LIMITED CALL+                                    $15.00       01/20/2007   $         (22,000)
            (60) APEX SILVER MINES LIMITED CALL+                                     17.50       01/20/2007              (7,800)
            (40) APEX SILVER MINES LIMITED CALL+                                     17.50       10/21/2006              (2,600)
            (50) CANADIAN NATURAL RESOURCES LIMITED CALL                             45.00       12/16/2006             (53,000)
            (20) CANADIAN NATURAL RESOURCES LIMITED CALL                             50.00       09/16/2006             (10,600)
            (45) CANADIAN NATURAL RESOURCES LIMITED CALL                             55.00       09/16/2006             (11,250)
            (30) ENCORE WIRE CORPORATION CALL+                                       25.00       02/17/2007             (38,400)
            (70) ENCORE WIRE CORPORATION CALL+                                       30.00       11/18/2006             (56,700)
            (25) GOLDCORP INCORPORATED CALL                                          30.00       10/21/2006              (6,500)
           (125) MEMC ELECTRONIC MATERIALS INCORPORATED CALL+                        25.00       08/19/2006             (72,500)
           (270) MEMC ELECTRONIC MATERIALS INCORPORATED CALL+                        25.00       10/21/2006            (191,700)
            (30) MICRON TECHNOLOGY INCORPORATED CALL+                                15.00       10/21/2006              (4,650)
            (30) MICRON TECHNOLOGY INCORPORATED CALL+                                16.00       10/21/2006              (3,150)
            (50) NEWMONT MINING CORPORATION CALL                                     52.50       09/16/2006             (10,500)
            (50) NEWMONT MINING CORPORATION CALL                                     50.00       09/16/2006             (16,500)
            (40) NEWPORT MINING CORPORATION CALL                                     55.00       09/16/2006              (4,600)
           (100) NOVEN PHARMACEUTICALS INCORPORATED CALL+                            15.00       10/21/2006             (49,000)
            (55) OREGON STEEL MILLS INCORPORATED CALL+                               35.00       09/16/2006             (64,900)
            (25) OREGON STEEL MILLS INCORPORATED CALL+                               40.00       12/16/2006             (24,250)
            (50) RANDGOLD RESOURCES LIMITED ADR CALL+                                22.50       09/16/2006              (7,250)
           (500) SFBC INTERNATIONAL INCORPORATED CALL+                               12.50       09/16/2006            (180,000)

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS    JULY 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

SMALL/MID CAP VALUE FUND
--------------------------------------------------------------------------------

CONTRACTS                                                                       STRIKE PRICE  EXPIRATION DATE       VALUE
           (100) SFBC INTERNATIONAL INCORPORATED CALL+                              $15.00       08/19/2006   $         (16,500)

TOTAL WRITTEN OPTIONS (PREMIUMS RECEIVED $(752,230))                                                                   (854,350)
                                                                                                              -----------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

NQ NOTES

WELLS FARGO ADVANTAGE FUNDS


NOTES TO PORTFOLIO OF INVESTMENT
--------------------------------------------------------------------------------

The Fund's portfolio of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

SECURITY VALUATION

      Investments in securities are valued each business day as of the close of regular trading on the New York Stock Exchange, which is usually 4:00 p.m. (Eastern Time). Securities which are traded on a national or foreign securities exchange are valued at the last reported sales price. Securities listed on The NASDAQ Stock Market, Inc. are valued at the NASDAQ Official Closing Price ("NOCP"), and if no NOCP is available, then at the last reported sales price. In the absence of any sale of such securities, and in the case of other securities, including U.S. Government obligations, but excluding debt securities maturing in 60 days or less, the price will be deemed "stale" and the valuations will be determined in accordance with the Funds' Fair Valuation Procedures.

      Securities denominated in foreign currencies are translated into U.S. dollars using the closing rates of exchange in effect on the day of valuation.

      Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign investments are traded but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of the investments, then those investments are fair valued following procedures approved by the Board of Trustees. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Depending on market activity, such fair valuations may be frequent. In light of the judgment involved in fair value decisions, there can be no assurance that a fair value assigned to a particular security is accurate. Such fair value pricing may result in NAVs that are higher or lower than NAVs based on the closing price or latest quoted bid price.

      Debt securities maturing in 60 days or less generally are valued at amortized cost. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity, which approximates market value.

      Investments which are not valued using any of the methods discussed above are valued at their fair value as determined by procedures approved by the Board of Trustees.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

      Securities transactions are recorded on a trade date basis. Realized gains or losses are reported on the basis of identified cost of securities delivered. Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily.

      Dividend income is recognized on the ex-dividend date, except for certain dividends from foreign securities, which are recorded as soon as the Fund is informed of the ex-dividend date. Dividend income from foreign securities is recorded net of foreign taxes withheld where recovery of such taxes is not assured.

OTHER

      For more information regarding the Fund and its holdings, please see the Fund's most recent Prospectus and Annual Report.

LIST OF ABBREVIATIONS WELLS FARGO ADVANTAGE FUNDS

The following is a list of common abbreviations for terms and entities which may have appeared in this report.

ABAG  -Association of Bay Area Governments
ADR  -American Depositary Receipt
AMBAC -American Municipal Bond Assurance Corporation
AMT  -Alternative Minimum Tax
ARM  -Adjustable Rate Mortgages
BART  -Bay Area Rapid Transit
CDA  -Community Development Authority
CDSC  -Contingent Deferred Sales Charge
CGIC  -Capital Guaranty Insurance Company
CGY  -Capital Guaranty Corporation
CMT  -Constant Maturity Treasury
COFI  -Cost of Funds Index
Connie Lee  -Connie Lee Insurance Company
COP  -Certificate of Participation
CP  -Commercial Paper
CTF  -Common Trust Fund
DW&P  -Department of Water & Power
DWR  -Department of Water Resources
EDFA  -Education Finance Authority
FFCB  -Federal Farm Credit Bank
FGIC  -Financial Guaranty Insurance Corporation
FHA  -Federal Housing Authority
FHLB  -Federal Home Loan Bank
FHLMC  -Federal Home Loan Mortgage Corporation
FNMA  -Federal National Mortgage Association
FRN  -Floating Rate Notes
FSA  -Financial Security Assurance Incorporated
GDR  -Global Depositary Receipt
GNMA  -Government National Mortgage Association
GO  -General Obligation
HFA  -Housing Finance Authority
HFFA  -Health Facilities Financing Authority
IDA  -Industrial Development Authority
IDR  -Industrial Development Revenue
LIBOR  -London Interbank Offered Rate
LLC  -Limited Liability Corporation
LOC  -Letter of Credit
LP  -Limited Partnership
MBIA  -Municipal Bond Insurance Association
MFHR  -Multi-Family Housing Revenue
MUD  -Municipal Utility District
MTN  -Medium Term Note
PCFA  -Pollution Control Finance Authority
PCR  -Pollution Control Revenue
PFA  -Public Finance Authority
PLC  -Private Placement
PSFG  -Public School Fund Guaranty
RDA  -Redevelopment Authority
RDFA  -Redevelopment Finance Authority
REITS  -Real Estate Investment Trusts
R&D  -Research & Development
SFHR  -Single Family Housing Revenue
SFMR  -Single Family Mortgage Revenue
SLMA  -Student Loan Marketing Association
STEERS  -Structured Enhanced Return Trust
TBA  -To Be Announced
TRAN  -Tax Revenue Anticipation Notes
USD  -Unified School District
V/R  -Variable Rate
WEBS  -World Equity Benchmark Shares
XLCA  -XL Capital Assurance
s
ITEM 2.  CONTROLS AND PROCEDURES
================================
(a) The President and Treasurer have concluded that the Wells Fargo Funds Trust (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b) There were no changes in the Trust's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) or in other factors that occurred during the registrant's last fiscal quarter that has materially affected or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

                                  CERTIFICATION

I, Karla M. Rabusch, certify that:

1. I have reviewed this report on Form N-Q of the Wells Fargo Advantage Specialized Financial Services Fund, Wells Fargo Advantage Specialized Health Sciences Fund, Wells Fargo Advantage Specialized Technology Fund, Wells Fargo Advantage Mid Cap Growth Fund, Wells Fargo Advantage Small Cap Growth Fund, Wells Fargo Advantage Small Cap Opportunities Fund, Wells Fargo Advantage C&B Mid Cap Value Fund, Wells Fargo Advantage Common Stock Fund, Wells Fargo Advantage Small Cap Value Fund, Wells Fargo Advantage Discovery Fund, Wells Fargo Advantage Enterprise Fund, Wells Fargo Advantage Mid Cap Disciplined Fund, Wells Fargo Advantage Opportunity Fund, Wells Fargo Advantage Small Cap Disciplined Fund, and Wells Fargo Small/Mid Cap Value Fund;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

      (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

      (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

      (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

      (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officer and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

      (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

      (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

Date:  September 21, 2006


/s/ Karla M. Rabusch
Karla M. Rabusch
President
Wells Fargo Funds Trust

                                  CERTIFICATION

I, A. Erdem Cimen, certify that:

1. I have reviewed this report on Form N-Q of the Wells Fargo Advantage Specialized Financial Services Fund, Wells Fargo Advantage Specialized Health Sciences Fund, Wells Fargo Advantage Specialized Technology Fund, Wells Fargo Advantage Mid Cap Growth Fund, Wells Fargo Advantage Small Cap Growth Fund, Wells Fargo Advantage Small Cap Opportunities Fund, Wells Fargo Advantage C&B Mid Cap Value Fund, Wells Fargo Advantage Common Stock Fund, Wells Fargo Advantage Small Cap Value Fund, Wells Fargo Advantage Discovery Fund, Wells Fargo Advantage Enterprise Fund, Wells Fargo Advantage Mid Cap Disciplined Fund, Wells Fargo Advantage Opportunity Fund, Wells Fargo Advantage Small Cap Disciplined Fund, and Wells Fargo Small/Mid Cap Value Fund;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

      (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

      (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

      (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

      (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

      (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

      (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

Date:  September 21, 2006


/s/ A. Erdem Cimen
A. Erdem Cimen
Treasurer
Wells Fargo Funds Trust

                                   SIGNATURES

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                                            Wells Fargo Funds Trust

                                            By:

                                                     /s/ Karla M. Rabusch
                                                     Karla M. Rabusch
                                                     President

Date:  September 21, 2006

                                   SIGNATURES

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

                                           Wells Fargo Funds Trust

                                           By:

                                                    /s/ Karla M. Rabusch
                                                    Karla M. Rabusch
                                                    President

                                           By:

                                                    /s/ A. Erdem Cimen
                                                    A. Erdem Cimen
                                                    Treasurer

Date: September 21, 2006